UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00173
DODGE & COX FUNDS
(Exact name of registrant as specified in charter)

555 California Street, 40th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Roberta R.W. Kameda, Esq.
555 California Street, 40th Floor
San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code:
415-981-1710
Date of fiscal year end:
December 31, 2025
Date of reporting period:
June 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The following are the shareholder reports of the Dodge & Cox Funds, a Delaware statutory trust, consisting of seven series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund. The reports for each series and share class of a fund were transmitted to their respective shareholders on August 26, 2025.

Dodge & Cox Stock Fund
Class I

| DODGX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 117,418,705,117
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	10%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.9%
Financials	21.8%
Industrials	14.7%
Communication Services	10.9%
Information Technology	6.8%
Consumer Discretionary	4.2%
Energy	3.7%
Materials	3.4%
Real Estate	2.6%
Consumer Staples	2.3%
Utilities	1.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS I

Dodge & Cox Stock Fund
Class X

| DOXGX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 117,418,705,117
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	10%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.9%
Financials	21.8%
Industrials	14.7%
Communication Services	10.9%
Information Technology	6.8%
Consumer Discretionary	4.2%
Energy	3.7%
Materials	3.4%
Real Estate	2.6%
Consumer Staples	2.3%
Utilities	1.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS X

Dodge & Cox Global Stock Fund
Class I

| DODWX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 33	0.62% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 12,210,024,391
Total Number of Portfolio Holdings	260
Portfolio Turnover Rate	13%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted
, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.8%
Health Care	22.1%
Industrials	11.8%
Communication Services	9.0%
Consumer Discretionary	8.5%
Materials	7.5%
Information Technology	6.7%
Energy	3.6%
Consumer Staples	3.1%
Real Estate	1.1%
Utilities	0.6%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, finan cial informat
ion, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS I

Dodge & Cox Global Stock Fund
Class X

| DOXWX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 28	0.52% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 12,210,024,391
Total Number of Portfolio Holdings	260
Portfolio Turnover Rate	13%
Graphical
Representations
of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.8%
Health Care	22.1%
Industrials	11.8%
Communication Services	9.0%
Consumer Discretionary	8.5%
Materials	7.5%
Information Technology	6.7%
Energy	3.6%
Consumer Staples	3.1%
Real Estate	1.1%
Utilities	0.6%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS X

Dodge & Cox International Stock Fund
Class I

| DODFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 34	0.62% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 56,614,190,625
Total Number of Portfolio Holdings	258
Portfolio Turnover Rate	6%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.5%
Health Care	14.3%
Consumer Discretionary	11.4%
Industrials	10.5%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Communication Services	5.6%
Energy	5.1%
Real Estate	1.3%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS I

Dodge & Cox International Stock Fund
Class X

| DOXFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 29	0.52% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 56,614,190,625
Total Number of Portfolio Holdings	258
Portfolio Turnover Rate	6%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.5%
Health Care	14.3%
Consumer Discretionary	11.4%
Industrials	10.5%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Communication Services	5.6%
Energy	5.1%
Real Estate	1.3%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS X

Dodge & Cox Emerging Markets Stock Fund
DODEX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 38	0.70% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 629,730,792
Total Number of Portfolio Holdings	421
Portfolio Turnover Rate	14%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
China	24.8%
Taiwan	13.6%
Brazil	10.1%
India	9.1%
South Korea	8.9%
Mexico	4.1%
Hong Kong	3.7%
Peru	2.4%
United States	2.4%
Australia	1.8%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX EMERGING MARKETS STOCK FUND

Dodge & Cox Balanced Fund
Class I

| DODBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 27	0.52% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 14,641,148,730
Total Number of Portfolio Holdings	497
Portfolio Turnover Rate	17%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.1%
Debt Securities	33.3%
Mutual Funds	1.0%
Net Cash & Other (a)	2.6%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability
of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS I

Dodge & Cox Balanced Fund
Class X

| DOXBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at 800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 22	0.42% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 14,641,148,730
Total Number of Portfolio Holdings	497
Portfolio Turnover Rate	17%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.1%
Debt Securities	33.3%
Mutual Funds	1.0%
Net Cash & Other (a)	2.6%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS X

Dodge & Cox Income Fund
Class I

| DODIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 21	0.41% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 96,628,410,061
Total Number of Portfolio Holdings	1,505
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	50.0%
Corporate	29.5%
U.S. Treasury	14.7%
Government-Related	4.1%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS I

Dodge & Cox Income Fund
Class X

| DOXIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 17	0.33% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 96,628,410,061
Total Number of Portfolio Holdings	1,505
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	50.0%
Corporate	29.5%
U.S. Treasury	14.7%
Government-Related	4.1%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS X

Dodge & Cox Global Bond Fund
Class I

| DODLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 23	0.45% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 3,692,682,822
Total Number of Portfolio Holdings	308
Portfolio Turnover Rate	15%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	50.5%
United Kingdom	7.0%
Mexico	5.3%
Brazil	4.2%
Japan	4.0%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL BOND FUND — CLASS I

Dodge & Cox Global Bond Fund
Class X

| DOXLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2025
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 19	0.37% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 3,692,682,822
Total Number of Portfolio Holdings	308
Portfolio Turnover Rate	15%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	50.5%
United Kingdom	7.0%
Mexico	5.3%
Brazil	4.2%
Japan	4.0%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this inf
orm
ation by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL BOND FUND — CLASS X

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments is included in Item 7(a) of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) The following are the financial statements and other information of each series of the Dodge & Cox Funds: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

(b) The financial highlights information is included in Item 7(a) of this Form N-CSR.

2025
June 30, 2025

Financial Statements and Other Information

Stock Fund | Class I (dodgx) | Class X (doxgx)
ESTABLISHED 1965
06/25 SF SAR

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks: 96.6%
	Shares	Value
Communication Services: 10.9%
Media & Entertainment: 10.3%
Alphabet, Inc., Class A	8,905,400	$1,569,398,642
Alphabet, Inc., Class C	7,025,560	1,246,264,088
Charter Communications, Inc., Class A(a)	7,455,376	3,047,832,263
Comcast Corp., Class A	74,585,994	2,661,974,126
EchoStar Corp., Class A(a)	9,301,409	257,649,029
Fox Corp., Class A	11,125,575	623,477,223
Fox Corp., Class B	5,283,865	272,805,950
Meta Platforms, Inc., Class A	2,867,600	2,116,546,884
News Corp., Class A	9,974,090	296,429,955
		12,092,378,160
Telecommunication Services: 0.6%
T-Mobile U.S., Inc.	3,081,637	734,230,831
		12,826,608,991
Consumer Discretionary: 4.2%
Consumer Discretionary Distribution & Retail: 2.1%
Amazon.com, Inc.(a)	10,998,100	2,412,873,159
The Gap, Inc.(b)	3,941,972	85,974,409
		2,498,847,568
Consumer Durables & Apparel: 0.3%
VF Corp.(b)	27,374,300	321,648,025
Consumer Services: 1.8%
Booking Holdings, Inc.	363,130	2,102,246,721
		4,922,742,314
Consumer Staples: 2.3%
Food, Beverage & Tobacco: 2.3%
Anheuser-Busch InBev SA/NV ADR (Belgium)	28,884,685	1,984,955,553
Archer-Daniels-Midland Co.	3,409,806	179,969,561
Molson Coors Beverage Co., Class B(b)	10,569,381	508,281,532
		2,673,206,646
Energy: 3.7%
Baker Hughes Co., Class A	32,962,766	1,263,792,449
ConocoPhillips	8,263,834	741,596,463
Occidental Petroleum Corp.(b)	54,696,940	2,297,818,449
		4,303,207,361
Financials: 21.8%
Banks: 3.0%
Bank of America Corp.	12,456,800	589,455,776
Wells Fargo & Co.	36,917,041	2,957,793,325
		3,547,249,101
Financial Services: 15.6%
Capital One Financial Corp.	9,321,935	1,983,334,891
Fidelity National Information Services, Inc.	23,924,600	1,947,701,686
Fiserv, Inc.(a)	20,242,400	3,489,992,184
LPL Financial Holdings, Inc.	1,833,630	687,556,241
State Street Corp.	5,960,000	633,786,400
The Bank of New York Mellon Corp.	28,178,624	2,567,354,433
The Charles Schwab Corp.	57,932,535	5,285,764,493
The Goldman Sachs Group, Inc.	2,426,000	1,717,001,500
		18,312,491,828
Insurance: 3.2%
Aegon, Ltd., NY Shs (Netherlands)	70,353,839	509,361,794

	Shares	Value
MetLife, Inc.(b)	38,790,742	$3,119,551,472
Willis Towers Watson PLC	431,337	132,204,790
		3,761,118,056
		25,620,858,985
Health Care: 24.9%
Health Care Equipment & Services: 11.1%
Baxter International, Inc.(b)	35,272,400	1,068,048,272
CVS Health Corp.	48,222,894	3,326,415,228
GE HealthCare Technologies, Inc.	15,054,066	1,115,054,669
Humana, Inc.(b)	7,551,500	1,846,190,720
Medtronic PLC	5,743,900	500,695,763
The Cigna Group	6,015,872	1,988,726,966
UnitedHealth Group, Inc.	5,994,760	1,870,185,277
Zimmer Biomet Holdings, Inc.(b)	14,622,400	1,333,709,104
		13,049,025,999
Pharmaceuticals, Biotechnology & Life Sciences: 13.8%
Alnylam Pharmaceuticals, Inc.(a)	2,038,100	664,604,029
Avantor, Inc.(a)(b)	74,871,715	1,007,773,284
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	537,036,286
Bristol-Myers Squibb Co.	6,055,739	280,320,158
Elanco Animal Health, Inc.(a)(b)	55,341,300	790,273,764
Gilead Sciences, Inc.	22,937,812	2,543,115,216
GSK PLC ADR (United Kingdom)	58,412,777	2,243,050,637
Haleon PLC ADR (United Kingdom)	113,554,161	1,177,556,650
Incyte Corp.(a)(b)	9,433,428	642,416,447
Neurocrine Biosciences, Inc.(a)	3,964,000	498,235,160
Novartis AG ADR (Switzerland)	8,142,808	985,361,196
Regeneron Pharmaceuticals, Inc.	2,491,485	1,308,029,625
Roche Holding AG ADR (Switzerland)	19,690,899	802,601,043
Sanofi SA ADR (France)	55,133,024	2,663,476,390
		16,143,849,885
		29,192,875,884
Industrials: 14.7%
Capital Goods: 11.3%
Ashtead Group PLC(b)(c) (United Kingdom)	26,496,300	1,698,121,731
Carrier Global Corp.	9,321,779	682,261,005
Fortive Corp.(b)	21,343,884	1,112,656,673
GE Aerospace	6,627,100	1,705,749,269
Johnson Controls International PLC(b)	33,603,017	3,549,150,656
Ralliant Corp.(a)(b)	6,854,266	332,363,390
RTX Corp.	28,340,100	4,138,221,402
		13,218,524,126
Transportation: 3.4%
FedEx Corp.	9,732,655	2,212,329,808
Norfolk Southern Corp.	7,125,600	1,823,939,832
		4,036,269,640
		17,254,793,766
Information Technology: 6.8%
Semiconductors & Semiconductor Equipment: 1.6%
Microchip Technology, Inc.	4,227,400	297,482,138
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	42,000,000	1,524,031,220
		1,821,513,358
Software & Services: 3.0%
Cognizant Technology Solutions Corp., Class A	12,702,877	991,205,492
Microsoft Corp.	5,075,600	2,524,654,196
		3,515,859,688
PAGE 1 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 2.2%
HP, Inc.	26,237,456	$641,768,174
TE Connectivity PLC (Switzerland)	8,245,275	1,390,730,534
Teledyne Technologies, Inc.(a)	1,133,700	580,805,847
		2,613,304,555
		7,950,677,601
Materials: 3.4%
Air Products & Chemicals, Inc.	5,821,951	1,642,139,499
Celanese Corp.(b)	10,127,698	560,365,531
International Flavors & Fragrances, Inc.(b)	16,276,300	1,197,121,865
LyondellBasell Industries NV, Class A	11,197,363	647,879,423
		4,047,506,318
Real Estate: 2.6%
Equity Real Estate Investment Trusts (Reits): 2.6%
Gaming & Leisure Properties, Inc. REIT	10,141,681	473,413,669
SBA Communications Corp. REIT, Class A(b)	5,398,400	1,267,760,256
Sun Communities, Inc. REIT(b)	10,679,800	1,350,887,902
		3,092,061,827
Utilities: 1.3%
American Electric Power Co., Inc.	5,900,000	612,184,000
Dominion Energy, Inc.	16,333,500	923,169,420
		1,535,353,420
Total Common Stocks (Cost $74,488,068,205)		$113,419,893,113
Short-Term Investments: 3.4%
	Par Value/ Shares	Value
Repurchase Agreements: 2.8%
Bank of America(d) 4.39%, dated 6/30/25, due 7/1/25, maturity value $250,030,486	$250,000,000	250,000,000
Fixed Income Clearing Corp.(d) 4.38%, dated 6/30/25, due 7/1/25, maturity value $1,901,231,288	1,901,000,000	1,901,000,000
Fixed Income Clearing Corp.(d) 1.80%, dated 6/30/25, due 7/1/25, maturity value $117,162,889	117,157,031	117,157,031
Royal Bank of Canada(d) 4.36%, dated 6/30/25, due 7/1/25, maturity value $500,060,556	500,000,000	500,000,000
Standard Chartered(d) 4.36%, dated 6/30/25, due 7/1/25, maturity value $500,060,556	500,000,000	500,000,000
		3,268,157,031

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	695,772,389	695,772,389
Total Short-Term Investments (Cost $3,963,929,420)		$3,963,929,420
Total Investments In Securities (Cost $78,451,997,625)	100.0%	$117,383,822,533
Other Assets Less Liabilities	0.0%	34,882,584
Net Assets	100.0%	$117,418,705,117
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 2.625%-4.125%, 5/31/27-
6/30/32. Total collateral value is $2,058,520,271.
Bank of America: U.S. Treasury Bond 4.625%, 5/15/54. Total collateral value is
$255,031,098.
Royal Bank of Canada: U.S. Treasury Notes 3.375%-4.50%, 7/31/26-12/31/31. Total
collateral value is $510,061,800.
Standard Chartered: U.S. Treasury Bill 8/5/25. U.S. Treasury Notes 0.25%-4.875%,
7/31/25-2/15/35. U.S. Treasury Bonds 1.125%-4.625%, 5/15/40-5/15/54.
U.S. Treasury Inflation Indexed Notes 0.125%-0.75%, 7/15/26-1/15/30. Total
collateral value is $510,061,802.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2025. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 20.4%
Consumer Discretionary 0.3%
The Gap, Inc.	$526,253,616	$—	$(1,015,533,976)	$151,085,237	$(83,597,456)	$—(a)	$7,015,230
VF Corp.	587,452,478	—	—	—	(265,804,453)	321,648,025	4,927,374
						321,648,025
Consumer Staples 0.4%
Molson Coors Beverage Co., Class B	614,276,945	73,741,513	(95,950,310)	5,672,407	(89,459,023)	508,281,532	9,756,519
Energy 2.0%
Occidental Petroleum Corp.	2,349,249,144	253,940,095	(118,325,862)	(6,164,391)	(180,880,537)	2,297,818,449	23,974,696
Occidental Petroleum Corp., Warrant(b)	261,706,101	—	(51,604,707)	—	(210,101,394)	—	—
						2,297,818,449
Financials 2.7%
Brighthouse Financial, Inc.(b)	243,640,577	—	(304,174,065)	92,621,120	(32,087,632)	—	—
MetLife, Inc.	3,253,939,203	—	(74,117,730)	10,779,592	(71,049,593)	3,119,551,472	43,630,976
						3,119,551,472
Health Care 5.6%
Avantor, Inc.(b)	1,408,344,400	120,744,793	—	—	(521,315,909)	1,007,773,284	—
Baxter International, Inc.	1,000,456,272	30,410,156	—	—	37,181,844	1,068,048,272	11,992,616
BioMarin Pharmaceutical, Inc.(b)	642,157,451	—	—	—	(105,121,165)	537,036,286	—
Elanco Animal Health, Inc.(b)	670,183,143	—	—	—	120,090,621	790,273,764	—
Humana, Inc.	1,731,114,072	188,248,893	—	—	(73,172,245)	1,846,190,720	13,037,820
Incyte Corp.(b)	670,353,912	—	(33,371,936)	(11,696,692)	(10,806,302)	—(a)	—
Zimmer Biomet Holdings, Inc.	1,322,867,868	203,068,604	—	—	(192,227,368)	1,333,709,104	6,439,152
						6,583,031,430
Industrials 5.7%
Ashtead Group PLC(c)	972,991,052	632,389,028	—	—	92,741,651	1,698,121,731	5,965,665
Fortive Corp.	360,968,400	1,191,189,880	(368,090,812)	—	(71,410,795)	1,112,656,673	2,393,854
Johnson Controls International PLC	3,151,873,567	—	(529,095,367)	169,751,243	756,621,213	3,549,150,656	25,499,303
Ralliant Corp.(b)	—	368,090,812	—	—	(35,727,422)	332,363,390	—
						6,692,292,450
Materials 1.5%
Celanese Corp.	613,375,909	83,510,361	—	—	(136,520,739)	560,365,531	607,662
International Flavors & Fragrances, Inc.	1,361,753,507	14,221,015	—	—	(178,852,657)	1,197,121,865	13,021,040
						1,757,487,396
Real Estate 2.2%
SBA Communications Corp. REIT, Class A	994,870,080	109,576,583	—	—	163,313,593	1,267,760,256	11,892,984
Sun Communities, Inc. REIT	866,077,710	457,794,454	—	—	27,015,738	1,350,887,902	61,638,878
						2,618,648,158
				$412,048,516	$(1,061,170,030)	$23,898,758,912	$241,793,769
PAGE 3 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Holdings of 5% Voting Securities  (continued)
(a)	Company was not an affiliate at period end
(b)	Non-income producing
(c)	The security is issued in British Pounds (GBP).
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 4

Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $54,745,354,887)	$93,485,063,621
Affiliated issuers (cost $23,706,642,738)	23,898,758,912
117,383,822,533
Cash	56,448
Receivable for Fund shares sold	236,961,880
Dividends and interest receivable	179,990,916
Expense reimbursement receivable	2,039,022
Prepaid expenses and other assets	289,903
117,803,160,702
Liabilities:
Payable for investments purchased	114,154,865
Payable for Fund shares redeemed	224,997,618
Management fees payable	45,303,102
384,455,585
Net Assets	$117,418,705,117
Net Assets Consist of:
Paid in capital	$71,333,349,210
Distributable earnings	46,085,355,907
$117,418,705,117
Class I
Total net assets	$68,240,110,199
Shares outstanding	251,884,701
Net asset value per share	$270.92
Class X
Total net assets	$49,178,594,918
Shares outstanding	181,517,223
Net asset value per share	$270.93

Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends (net of foreign taxes of $41,318,852)
Unaffiliated issuers	$956,671,558
Affiliated issuers	241,793,769
Interest	53,514,329
1,251,979,656
Expenses:
Investment advisory fees	225,304,251
Administrative services fees
Class I	33,053,812
Class X	11,636,125
Custody and fund accounting fees	569,735
Professional services	259,348
Shareholder reports	881,813
Registration fees	431,833
Trustees fees	251,878
Miscellaneous	3,826,758
Total expenses	276,215,553
Expenses reimbursed by investment manager	(11,903,109)
Net expenses	264,312,444
Net Investment Income	987,667,212
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	6,596,131,412
Investments in securities of affiliated issuers (Note 5)	412,048,516
Foreign currency transactions	1,008,950
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	1,347,990,663
Investments in securities of affiliated issuers	(1,061,170,030)
Foreign currency translation	122,626
Net realized and unrealized gain	7,296,132,137
Net Change in Net Assets From Operations	$8,283,799,349

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$987,667,212	$1,681,245,885
Net realized gain (loss)	7,009,188,878	6,951,087,429
Net change in unrealized appreciation/depreciation	286,943,259	6,106,959,503
	8,283,799,349	14,739,292,817
Distributions to Shareholders:
Class I	(1,361,540,679)	(5,243,736,541)
Class X	(987,010,711)	(3,559,850,637)
Total distributions	(2,348,551,390)	(8,803,587,178)
Fund Share Transactions:
Class I
Proceeds from sales of shares	5,087,088,993	7,662,859,222
Reinvestment of distributions	1,259,580,777	4,873,822,809
Cost of shares redeemed	(7,477,507,366)	(14,016,514,361)
Class X
Proceeds from sales of shares	4,015,256,529	8,850,776,879
Reinvestment of distributions	973,749,970	3,534,578,858
Cost of shares redeemed	(4,024,101,742)	(6,225,063,059)
Net change from Fund share transactions	(165,932,839)	4,680,460,348
Total change in net assets	5,769,315,120	10,616,165,987
Net Assets:
Beginning of period	111,649,389,997	101,033,224,010
End of period	$117,418,705,117	$111,649,389,997
Share Information:
Class I
Shares sold	19,449,325	29,618,190
Distributions reinvested	4,741,636	19,081,964
Shares redeemed	(28,444,483)	(53,925,254)
Net change in shares outstanding	(4,253,522)	(5,225,100)
Class X
Shares sold	15,197,508	34,371,731
Distributions reinvested	3,665,399	13,834,478
Shares redeemed	(15,337,528)	(23,674,847)
Net change in shares outstanding	3,525,379	24,531,362
PAGE 5 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Stock Fund (the "Fund") is one of the series constituting the Dodge & Cox Funds (the "Trust" or the "Funds"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1965, and seeks long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund's Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations.
The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends
Dodge & Cox Stock Fund ■ PAGE 6

Notes to Financial Statements (unaudited)
and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial infor mation available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,826,608,991	$—
Consumer Discretionary	4,922,742,314	—
Consumer Staples	2,673,206,646	—
Energy	4,303,207,361	—
Financials	25,620,858,985	—
Health Care	29,192,875,884	—
Industrials	17,254,793,766	—
Information Technology	7,950,677,601	—
Materials	4,047,506,318	—
Real Estate	3,092,061,827	—
Utilities	1,535,353,420	—
Short-Term Investments
Repurchase Agreements	—	3,268,157,031
Money Market Fund	695,772,389	—
Total Securities	$114,115,665,502	$3,268,157,031
PAGE 7 ■ Dodge & Cox Stock Fund

Notes to Financial Statements (unaudited)
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 0.75% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.41%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $11,903,109.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, wash sales, foreign currency realized gain (loss), certain corporate action transactions, REITs, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$561,530,051	$964,094,723
Long-term capital gain	$800,010,628	$4,279,641,818
Class X
Ordinary income	$423,221,959	$684,236,601
Long-term capital gain	$563,788,752	$2,875,614,036
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$17,847,319
Undistributed long-term capital gain	1,363,724,106
Net unrealized appreciation	38,768,536,523
Total distributable earnings	$40,150,107,948
At June 30, 2025, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$78,491,874,292
Unrealized appreciation	42,490,251,166
Unrealized depreciation	(3,598,302,925)
Net unrealized appreciation	38,891,948,241
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $912,215,696 attributable to the redemptions in-kind: $897,197,763 from unaffiliated issuers and $15,017,933 from affiliated issuers. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Dodge & Cox Stock Fund ■ PAGE 8

Notes to Financial Statements (unaudited)
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $256,624 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities, aggregated $10,699,540,561 and $13,686,158,336, respectively.
Note 8: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the requirements and expects the adoption of this ASU will not have a material impact on the financial statements.
Note 9: Subsequent Events
In August 2025, the Board of Trustees of the Fund approved a 16-for-1 share split of the Fund’s outstanding shares effective October 24, 2025. As a result of the split, each shareholder of record as of October 24, 2025 will receive additional shares in proportion to existing shares held, thereby increasing the number of shares outstanding without altering the total net assets of the Fund. Fund management has determined that no other material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 9 ■ Dodge & Cox Stock Fund

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$257.18	$243.55	$215.71	$245.26	$192.56	$193.76
Income from investment operations:
Net investment income	2.27	3.90	3.61	3.24	2.90	3.41 (a)
Net realized and unrealized gain (loss)	16.88	30.81	33.39	(20.99)	57.69	8.60
Total from investment operations	19.15	34.71	37.00	(17.75)	60.59	12.01
Distributions to shareholders from:
Net investment income	(2.23)	(3.83)	(3.54)	(3.08)	(3.07)	(3.36)
Net realized gain	(3.18)	(17.25)	(5.62)	(8.72)	(4.82)	(9.85)
Total distributions	(5.41)	(21.08)	(9.16)	(11.80)	(7.89)	(13.21)
Net asset value, end of period	$270.92	$257.18	$243.55	$215.71	$245.26	$192.56
Total return	7.50%	14.52%	17.49%	(7.22)%	31.68%	7.16%
Ratios/supplemental data:
Net assets, end of period (millions)	$68,240	$65,872	$63,656	$67,386	$96,695	$70,674
Ratio of expenses to average net assets	0.51%(b)	0.51%	0.51%	0.51%	0.52%	0.52%
Ratio of net investment income to average net assets	1.71%(b)	1.49%	1.57%	1.43%	1.25%	1.98%(a)
Portfolio turnover rate	10%	15%	12%	16%	10%	21%
Class X(c)
Net asset value, beginning of period	$257.19	$243.56	$215.73	$227.09
Income from investment operations:
Net investment income	2.38	4.16	3.63	2.15
Net realized and unrealized gain (loss)	16.91	30.81	33.60	(3.81)
Total from investment operations	19.29	34.97	37.23	(1.66)
Distributions to shareholders from:
Net investment income	(2.37)	(4.09)	(3.78)	(2.45)
Net realized gain	(3.18)	(17.25)	(5.62)	(7.25)
Total distributions	(5.55)	(21.34)	(9.40)	(9.70)
Net asset value, end of period	$270.93	$257.19	$243.56	$215.73
Total return	7.56%	14.63%	17.59%	(0.61)%
Ratios/supplemental data:
Net assets, end of period (millions)	$49,179	$45,777	$37,377	$20,998
Ratio of expenses to average net assets	0.41%(b)	0.41%	0.41%	0.41%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%(b)	0.46%	0.46%	0.46%(b)
Ratio of net investment income to average net assets	1.81%(b)	1.58%	1.68%	1.45%(b)
Portfolio turnover rate	10%	15%	12%	16%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.20 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)	Annualized
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
Dodge & Cox Stock Fund ■ PAGE 10

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 11 ■ Dodge & Cox Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox Stock Fund ■ PAGE 12

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 13 ■ Dodge & Cox Stock Fund

2025
June 30, 2025

Financial Statements and Other Information

Global Stock Fund | Class I (dodwx) | Class X (doxwx)
ESTABLISHED 2008
06/25 GSF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Common Stocks: 94.9%
	Shares	Value
Communication Services: 9.0%
Media & Entertainment: 9.0%
Alphabet, Inc., Class C (United States)	1,522,280	$270,037,249
Baidu, Inc. ADR, Class A(a) (China)	555,100	47,605,376
Charter Communications, Inc., Class A(a) (United States)	661,397	270,385,708
Comcast Corp., Class A (United States)	6,545,900	233,623,171
EchoStar Corp., Class A(a) (United States)	502,655	13,923,543
Grupo Televisa SAB ADR (Mexico)	9,665,600	21,167,664
Meta Platforms, Inc., Class A (United States)	227,600	167,989,284
Tencent Holdings, Ltd. (China)	1,221,500	78,269,862
		1,103,001,857
Consumer Discretionary: 8.5%
Automobiles & Components: 0.5%
Stellantis NV (Netherlands)	6,382,123	63,969,181
Consumer Discretionary Distribution & Retail: 5.2%
Alibaba Group Holding, Ltd. ADR (China)	965,300	109,474,673
Amazon.com, Inc.(a) (United States)	951,500	208,749,585
Coupang, Inc., Class A(a) (South Korea)	7,160,457	214,527,292
JD.com, Inc. ADR, Class A (China)	2,113,746	68,992,670
Prosus NV, Class N (China)	563,317	31,499,175
		633,243,395
Consumer Durables & Apparel: 0.6%
adidas AG (Germany)	155,600	36,282,081
VF Corp. (United States)	2,748,900	32,299,575
		68,581,656
Consumer Services: 2.2%
Booking Holdings, Inc. (United States)	31,800	184,097,832
Entain PLC (United Kingdom)	6,881,690	85,109,808
Ollamani SAB(a) (Mexico)	1,786,800	4,761,118
		273,968,758
		1,039,762,990
Consumer Staples: 3.1%
Consumer Staples Distribution & Retail: 0.7%
Wal-Mart de Mexico SAB de CV (Mexico)	25,600,000	84,694,396
Food, Beverage & Tobacco: 1.7%
Anheuser-Busch InBev SA/NV (Belgium)	2,227,400	152,808,206
Archer-Daniels-Midland Co. (United States)	1,061,899	56,047,029
		208,855,235
Household & Personal Products: 0.7%
Reckitt Benckiser Group PLC (United Kingdom)	1,295,450	88,109,762
		381,659,393
Energy: 3.6%
BP PLC (United Kingdom)	20,763,400	104,227,698
Occidental Petroleum Corp. (United States)	3,487,108	146,493,407
Suncor Energy, Inc. (Canada)	2,630,400	98,508,480
TotalEnergies SE (France)	1,422,500	87,300,573
		436,530,158

	Shares	Value
Financials: 21.4%
Banks: 8.1%
Axis Bank, Ltd. (India)	12,002,100	$167,799,882
Banco Santander SA (Spain)	16,187,794	133,993,805
Barclays PLC (United Kingdom)	16,991,353	78,669,070
BNP Paribas SA, Class A (France)	1,822,700	163,862,905
Credicorp, Ltd. (Peru)	651,000	145,511,520
HDFC Bank, Ltd. (India)	11,077,400	258,334,888
IndusInd Bank, Ltd. (India)	3,573,300	36,374,661
		984,546,731
Financial Services: 8.0%
Fidelity National Information Services, Inc. (United States)	1,673,700	136,255,917
Fiserv, Inc.(a) (United States)	1,195,200	206,064,432
Julius Baer Group, Ltd. (Switzerland)	98,900	6,685,987
LPL Financial Holdings, Inc. (United States)	145,600	54,595,632
The Charles Schwab Corp. (United States)	3,749,900	342,140,876
UBS Group AG (Switzerland)	3,318,800	112,306,736
XP, Inc., Class A (Brazil)	6,048,767	122,185,093
		980,234,673
Insurance: 5.3%
Aegon, Ltd. (Netherlands)	6,185,792	44,797,757
AIA Group, Ltd. (Hong Kong)	18,646,300	167,223,934
Aviva PLC (United Kingdom)	13,777,843	117,104,044
MetLife, Inc. (United States)	1,360,900	109,443,578
Prudential PLC (Hong Kong)	14,700,800	184,153,996
Willis Towers Watson PLC (United States)	89,331	27,379,951
		650,103,260
		2,614,884,664
Health Care: 22.1%
Health Care Equipment & Services: 9.8%
Baxter International, Inc. (United States)	3,137,900	95,015,612
CVS Health Corp. (United States)	3,927,800	270,939,644
Fresenius Medical Care AG (Germany)	2,806,300	160,821,473
GE HealthCare Technologies, Inc. (United States)	1,598,007	118,364,379
Humana, Inc. (United States)	733,000	179,203,840
The Cigna Group (United States)	351,838	116,310,606
UnitedHealth Group, Inc. (United States)	411,900	128,500,443
Zimmer Biomet Holdings, Inc. (United States)	1,412,500	128,834,125
		1,197,990,122
Pharmaceuticals, Biotechnology & Life Sciences: 12.3%
Alnylam Pharmaceuticals, Inc.(a) (United States)	273,141	89,068,549
Avantor, Inc.(a) (United States)	7,756,600	104,403,836
Bayer AG (Germany)	6,681,020	200,958,199
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	44,003,485
BioNTech SE ADR(a) (Germany)	130,278	13,870,699
Elanco Animal Health, Inc.(a) (United States)	3,724,100	53,180,148
GSK PLC (United Kingdom)	17,121,920	326,683,332
Haleon PLC (United Kingdom)	32,656,000	167,825,728
Incyte Corp.(a) (United States)	836,880	56,991,528
PAGE 1 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Neurocrine Biosciences, Inc.(a) (United States)	176,463	$22,179,635
Regeneron Pharmaceuticals, Inc. (United States)	238,852	125,397,300
Roche Holding AG (Switzerland)	325,800	106,102,111
Sanofi SA (France)	1,900,257	184,019,601
		1,494,684,151
		2,692,674,273
Industrials: 11.8%
Capital Goods: 8.0%
Ashtead Group PLC (United Kingdom)	2,785,200	178,500,721
Daikin Industries, Ltd. (Japan)	733,900	86,765,373
Fortive Corp. (United States)	2,146,000	111,870,980
Johnson Controls International PLC (United States)	1,967,203	207,775,981
Mitsubishi Electric Corp. (Japan)	2,580,700	55,751,937
Ralliant Corp.(a) (United States)	715,334	34,686,513
RTX Corp. (United States)	2,109,000	307,956,180
		983,307,685
Transportation: 3.8%
DHL Group (Germany)	2,700,400	124,724,576
FedEx Corp. (United States)	739,900	168,186,669
Norfolk Southern Corp. (United States)	656,100	167,941,917
		460,853,162
		1,444,160,847
Information Technology: 6.2%
Semiconductors & Semiconductor Equipment: 3.9%
Infineon Technologies AG (Germany)	4,322,900	183,903,461
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8,058,800	292,425,305
		476,328,766
Software & Services: 1.2%
Microsoft Corp. (United States)	283,100	140,816,771
Technology, Hardware & Equipment: 1.1%
Coherent Corp.(a) (United States)	519,419	46,337,369
TE Connectivity PLC (Switzerland)	543,515	91,674,675
		138,012,044
		755,157,581
Materials: 7.5%
Air Products & Chemicals, Inc. (United States)	525,200	148,137,912
Akzo Nobel NV (Netherlands)	2,256,100	157,859,923
Amrize, Ltd.(a) (United States)	504,562	25,169,278
Celanese Corp. (United States)	934,000	51,678,220
Cemex SAB de CV ADR (Mexico)	9,632,700	66,754,611
Glencore PLC (Australia)	28,079,600	109,309,236
Holcim AG (Switzerland)	504,562	37,455,040
International Flavors & Fragrances, Inc. (United States)	2,608,727	191,871,871
LyondellBasell Industries NV, Class A (United States)	1,157,500	66,972,950
Mitsubishi Chemical Group Corp. (Japan)	5,818,500	30,626,874
Nutrien, Ltd. (Canada)	492,900	28,706,496
		914,542,411
Real Estate: 1.1%
Equity Real Estate Investment Trusts (Reits): 1.1%
SBA Communications Corp. REIT, Class A (United States)	563,600	132,355,824

	Shares	Value
Utilities: 0.6%
American Electric Power Co., Inc. (United States)	729,400	$75,682,544
Total Common Stocks (Cost $8,801,029,629)		$11,590,412,542
Preferred Stocks: 1.9%
	Shares	Value
Financials: 1.4%
Banks: 1.4%
Itau Unibanco Holding SA, Pfd (Brazil)	25,071,852	$170,511,298
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,786,930	65,540,186
Total Preferred Stocks (Cost $130,892,015)		$236,051,484
Short-Term Investments: 2.9%
	Par Value/ Shares	Value
Repurchase Agreements: 2.3%
Fixed Income Clearing Corp.(b) 4.38%, dated 6/30/25, due 7/1/25, maturity value $264,032,120	$264,000,000	264,000,000
Fixed Income Clearing Corp.(b) 1.80%, dated 6/30/25, due 7/1/25, maturity value $12,222,643	12,222,032	12,222,032
		276,222,032
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	72,108,670	72,108,670
Total Short-Term Investments (Cost $348,330,702)		$348,330,702
Total Investments In Securities (Cost $9,280,252,346)	99.7%	$12,174,794,728
Other Assets Less Liabilities	0.3%	35,229,663
Net Assets	100.0%	$12,210,024,391
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.625%-4.125%, 5/31/27-5/15/32. Total collateral value is $281,746,548.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	1,864	9/19/25	$249,934,440	$3,206,179
MSCI Emerging Markets Index	576	9/19/25	35,524,800	518,335
				$3,724,514
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	7/10/25	USD	5,911,801	CNH	40,666,688	$227,020
HSBC	7/10/25	USD	15,506,389	CNH	110,332,613	83,035
HSBC	7/10/25	USD	15,504,864	CNH	110,332,613	81,510
HSBC	7/10/25	USD	2,874,472	CNH	20,000,000	78,679
UBS	7/17/25	USD	8,717,202	CNH	60,500,000	255,573
UBS	7/17/25	USD	8,692,779	CNH	60,500,000	231,149
JPMorgan	8/14/25	USD	7,682,042	CNH	53,776,601	144,767
UBS	8/14/25	USD	7,672,347	CNH	53,776,628	135,068
UBS	8/14/25	USD	7,672,139	CNH	53,776,628	134,860
UBS	8/14/25	USD	7,680,937	CNH	53,776,547	143,670
HSBC	9/11/25	USD	7,346,737	CNH	51,012,071	181,492
HSBC	9/11/25	USD	7,345,629	CNH	51,009,520	180,742
State Street	9/11/25	USD	7,338,497	CNH	51,012,072	173,251
UBS	9/11/25	USD	7,344,260	CNH	51,004,420	180,090
UBS	9/11/25	USD	7,344,043	CNH	51,009,521	179,156
Bank of America	9/25/25	USD	5,897,053	CNH	40,666,667	179,251
HSBC	9/25/25	USD	5,930,942	CNH	40,666,687	213,137
UBS	9/25/25	USD	5,911,448	CNH	40,666,626	193,652
UBS	9/25/25	USD	5,898,678	CNH	40,666,666	180,876
HSBC	10/16/25	USD	6,256,326	CNH	43,512,744	129,199
HSBC	10/16/25	USD	12,516,250	CNH	87,025,489	261,996
JPMorgan	10/16/25	USD	6,247,971	CNH	43,512,745	120,844
Barclays	11/20/25	USD	5,662,758	CNH	40,752,037	(90,005)
Citibank	11/20/25	USD	5,662,632	CNH	40,750,000	(89,843)
Citibank	11/20/25	USD	5,662,145	CNH	40,745,925	(89,756)
UBS	11/20/25	USD	5,663,624	CNH	40,752,038	(89,139)
Barclays	1/15/26	USD	4,667,068	CNH	33,335,000	(57,494)
Barclays	1/15/26	USD	4,666,237	CNH	33,330,000	(57,616)
HSBC	2/5/26	USD	3,808,178	CNH	27,180,490	(49,733)
Morgan Stanley	2/5/26	USD	3,809,245	CNH	27,180,490	(48,666)
Morgan Stanley	2/5/26	USD	3,816,325	CNH	27,239,020	(49,894)
HSBC	2/12/26	USD	3,431,455	CNH	24,571,964	(57,909)
HSBC	2/12/26	USD	3,429,840	CNH	24,572,059	(59,538)
JPMorgan	2/12/26	USD	4,572,673	CNH	32,762,745	(79,831)
UBS	2/12/26	USD	3,429,648	CNH	24,572,059	(59,729)
UBS	2/12/26	USD	3,429,936	CNH	24,572,059	(59,442)
HSBC	3/20/26	USD	6,809,211	CNH	48,137,718	(43,796)
HSBC	3/20/26	USD	6,809,751	CNH	48,144,940	(44,285)
UBS	3/20/26	USD	6,816,018	CNH	48,144,940	(38,018)
HSBC	5/15/26	USD	536,109	CNH	3,750,187	481
HSBC	5/15/26	USD	536,044	CNH	3,749,625	496
HSBC	5/15/26	USD	535,680	CNH	3,750,188	52
State Street	5/15/26	USD	534,554	CNH	3,750,000	(1,047)
Bank of America	5/22/26	USD	3,237,370	CNH	22,757,740	(14,292)
HSBC	5/22/26	USD	3,234,827	CNH	22,723,040	(11,878)
HSBC	5/22/26	USD	3,232,582	CNH	22,729,575	(15,056)
State Street	5/22/26	USD	3,235,527	CNH	22,729,575	(12,111)
HSBC	6/12/26	USD	965,747	CNH	6,759,168	(1,125)
HSBC	6/12/26	USD	965,664	CNH	6,759,168	(1,207)
JPMorgan	6/12/26	USD	965,409	CNH	6,758,154	(1,318)
TWD: Taiwan Dollar
Bank of America	7/16/25	USD	5,665,937	TWD	168,250,000	(126,844)
Bank of America	7/16/25	USD	5,666,325	TWD	168,233,175	(125,878)
HSBC	7/16/25	TWD	168,250,000	USD	5,666,891	125,890
PAGE 3 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/16/25	TWD	168,258,412	USD	5,686,327	$106,744
UBS	7/16/25	USD	5,679,609	TWD	168,258,412	(113,462)
UBS	7/16/25	TWD	168,233,175	USD	5,673,012	119,190
JPMorgan	7/24/25	USD	2,213,729	TWD	69,500,035	(184,719)
JPMorgan	7/24/25	USD	2,213,374	TWD	69,499,930	(185,072)
UBS	7/24/25	USD	2,208,803	TWD	69,500,000	(189,644)
UBS	7/24/25	USD	2,214,082	TWD	69,500,035	(184,367)
Barclays	7/28/25	USD	3,824,948	TWD	111,000,000	(10,145)
Citibank	7/28/25	TWD	111,000,000	USD	3,824,948	10,145
HSBC	7/28/25	USD	4,653,828	TWD	136,450,226	(60,581)
HSBC	7/28/25	USD	4,666,985	TWD	136,649,322	(54,303)
HSBC	7/28/25	USD	4,650,655	TWD	136,450,226	(63,754)
HSBC	7/28/25	USD	3,803,266	TWD	110,979,287	(31,112)
HSBC	7/28/25	USD	3,805,874	TWD	110,979,288	(28,504)
HSBC	7/28/25	USD	3,815,032	TWD	110,979,288	(19,346)
JPMorgan	7/28/25	TWD	136,649,322	USD	4,670,175	51,113
JPMorgan	7/28/25	USD	4,658,276	TWD	136,450,226	(56,133)
JPMorgan	7/28/25	TWD	110,979,287	USD	3,803,266	31,113
JPMorgan	7/28/25	USD	3,820,113	TWD	111,062,137	(17,128)
UBS	7/28/25	TWD	136,450,226	USD	4,657,004	57,405
UBS	7/28/25	TWD	136,450,226	USD	4,650,655	63,754
UBS	7/28/25	TWD	136,450,226	USD	4,660,185	54,224
UBS	7/28/25	TWD	111,062,137	USD	3,823,137	14,103
UBS	7/28/25	TWD	110,979,288	USD	3,815,688	18,690
UBS	7/28/25	TWD	110,979,288	USD	3,823,576	10,802
Citibank	7/31/25	TWD	113,500,057	USD	3,965,760	(40,846)
HSBC	7/31/25	USD	3,958,838	TWD	113,499,886	33,930
HSBC	7/31/25	USD	3,931,174	TWD	113,473,341	7,184
HSBC	7/31/25	USD	3,962,991	TWD	113,500,057	38,077
HSBC	7/31/25	USD	3,964,375	TWD	113,500,057	39,461
HSBC	7/31/25	USD	3,927,018	TWD	113,373,017	6,497
HSBC	7/31/25	TWD	113,653,642	USD	3,964,201	(33,976)
HSBC	7/31/25	TWD	113,499,886	USD	3,957,458	(32,550)
HSBC	7/31/25	TWD	113,500,057	USD	3,957,464	(32,550)
JPMorgan	7/31/25	TWD	113,473,341	USD	3,923,698	292
UBS	7/31/25	USD	3,957,989	TWD	113,653,642	27,764
UBS	7/31/25	TWD	113,373,017	USD	3,948,903	(28,383)
Bank of America	8/14/25	USD	5,807,694	TWD	178,000,000	(370,746)
HSBC	8/14/25	USD	2,051,357	TWD	63,750,032	(161,428)
HSBC	8/14/25	USD	2,065,513	TWD	63,750,000	(147,271)
JPMorgan	8/14/25	USD	2,052,147	TWD	63,749,936	(160,635)
JPMorgan	8/14/25	USD	2,051,687	TWD	63,750,032	(161,098)
Citibank	9/19/25	USD	3,277,523	TWD	103,750,000	(354,290)
HSBC	9/19/25	USD	3,267,202	TWD	103,750,000	(364,611)
Citibank	10/23/25	USD	2,223,928	TWD	70,414,000	(257,335)
Morgan Stanley	10/23/25	USD	2,154,346	TWD	67,991,163	(241,540)
Goldman Sachs	11/7/25	USD	4,042,655	TWD	127,000,000	(445,102)
UBS	11/7/25	USD	2,577,999	TWD	74,994,000	(72,039)
Citibank	11/20/25	USD	2,228,915	TWD	70,406,958	(265,072)
HSBC	11/20/25	USD	16,498,149	TWD	530,300,000	(2,286,376)
Citibank	12/18/25	USD	2,235,122	TWD	70,417,521	(272,350)
Citibank	12/18/25	USD	3,939,104	TWD	111,000,000	(13,455)
HSBC	12/18/25	USD	8,364,635	TWD	265,000,000	(1,071,653)
Bank of America	1/16/26	USD	3,305,098	TWD	103,713,988	(408,034)
HSBC	1/16/26	USD	3,311,087	TWD	103,786,012	(404,625)
Citibank	2/6/26	USD	2,247,105	TWD	70,417,521	(283,791)
HSBC	2/6/26	USD	3,817,718	TWD	118,250,000	(432,337)
Citibank	2/13/26	USD	3,372,926	TWD	97,116,667	(122,113)
Citibank	2/13/26	USD	3,370,819	TWD	97,116,668	(124,221)
Bank of America	2/26/26	USD	2,174,434	TWD	67,994,563	(278,487)
HSBC	2/26/26	USD	2,351,649	TWD	74,881,222	(349,710)
HSBC	2/26/26	USD	2,182,461	TWD	67,994,563	(270,460)
HSBC	3/6/26	USD	2,170,664	TWD	69,331,013	(334,205)
JPMorgan	3/6/26	USD	2,167,122	TWD	69,341,415	(338,122)
State Street	3/6/26	USD	2,174,558	TWD	69,337,947	(330,562)
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	3/13/26	USD	2,526,781	TWD	71,659,500	$(65,602)
Citibank	3/13/26	USD	2,561,481	TWD	71,670,250	(31,290)
Citibank	3/13/26	USD	4,154,468	TWD	113,500,057	48,445
Goldman Sachs	3/13/26	USD	2,524,400	TWD	71,670,250	(68,371)
Citibank	3/20/26	USD	2,281,003	TWD	73,384,412	(377,259)
Citibank	3/20/26	USD	2,280,861	TWD	73,384,417	(377,401)
HSBC	3/20/26	USD	2,279,373	TWD	73,384,416	(378,889)
HSBC	3/20/26	USD	2,280,719	TWD	73,384,405	(377,543)
Citibank	3/27/26	USD	3,615,430	TWD	116,163,756	(597,982)
JPMorgan	3/27/26	USD	2,185,641	TWD	67,984,364	(280,241)
UBS	3/27/26	USD	3,582,979	TWD	116,163,756	(630,433)
HSBC	4/17/26	USD	1,981,147	TWD	62,000,000	(275,067)
HSBC	4/17/26	USD	4,168,199	TWD	113,500,057	37,869
JPMorgan	4/17/26	USD	1,981,970	TWD	62,000,000	(274,244)
UBS	4/17/26	USD	3,853,549	TWD	118,250,000	(449,634)
HSBC	4/24/26	USD	3,861,661	TWD	118,329,019	(448,741)
HSBC	4/24/26	USD	3,863,691	TWD	118,170,981	(440,955)
HSBC	4/24/26	USD	4,173,557	TWD	113,499,886	39,067
UBS	5/15/26	USD	3,422,734	TWD	97,116,666	(125,698)
UBS	5/15/26	USD	3,419,962	TWD	97,116,666	(128,471)
UBS	5/15/26	USD	3,416,954	TWD	97,116,666	(131,479)
UBS	5/15/26	USD	3,414,431	TWD	97,116,667	(134,002)
Citibank	5/22/26	USD	2,551,493	TWD	71,107,555	(49,255)
HSBC	5/22/26	USD	2,542,661	TWD	71,118,223	(58,477)
HSBC	5/22/26	USD	2,544,480	TWD	71,118,222	(56,658)
HSBC	5/29/26	USD	4,202,390	TWD	113,653,642	41,312
JPMorgan	5/29/26	USD	4,155,772	TWD	113,473,341	1,294
UBS	5/29/26	USD	4,187,369	TWD	113,373,017	36,565
JPMorgan	6/5/26	USD	4,023,905	TWD	110,979,287	(43,384)
UBS	6/5/26	USD	4,045,909	TWD	110,979,288	(21,380)
UBS	6/5/26	USD	4,044,506	TWD	111,062,137	(25,819)
UBS	6/5/26	USD	4,036,638	TWD	110,979,288	(30,651)
HSBC	6/12/26	USD	5,970,547	TWD	168,250,000	(201,926)
UBS	6/12/26	USD	6,001,727	TWD	168,258,412	(171,054)
UBS	6/12/26	USD	5,981,624	TWD	168,233,175	(190,231)
JPMorgan	6/26/26	USD	4,948,373	TWD	136,649,322	(74,994)
UBS	6/26/26	USD	4,937,587	TWD	136,450,226	(78,460)
UBS	6/26/26	USD	4,922,802	TWD	136,450,226	(93,246)
UBS	6/26/26	USD	4,932,768	TWD	136,450,226	(83,280)
Unrealized gain on currency forward contracts						4,710,976
Unrealized loss on currency forward contracts						(19,835,810)
Net unrealized loss on currency forward contracts						$(15,124,834)
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 5 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value (cost $9,280,252,346)	$12,174,794,728
Unrealized appreciation on currency forward contracts	4,710,976
Cash pledged as collateral for currency forward contracts	17,550,000
Cash	100
Cash denominated in foreign currency (cost $2,377,317)	2,379,802
Deposits with broker for futures contracts	10,221,771
Receivable for variation margin for futures contracts	319,442
Receivable for investments sold	27,311,197
Receivable for Fund shares sold	8,010,523
Dividends and interest receivable	31,871,905
Expense reimbursement receivable	45,780
Prepaid expenses and other assets	34,845
12,277,251,069
Liabilities:
Unrealized depreciation on currency forward contracts	19,835,810
Payable for investments purchased	12,597,098
Payable for Fund shares redeemed	5,003,861
Deferred foreign capital gains tax	23,613,744
Management fees payable	5,865,456
Accrued expenses	310,709
67,226,678
Net Assets	$12,210,024,391
Net Assets Consist of:
Paid in capital	$8,651,394,181
Distributable earnings	3,558,630,210
$12,210,024,391
Class I
Total net assets	$11,009,362,351
Shares outstanding	700,039,227
Net asset value per share	$15.73
Class X
Total net assets	$1,200,662,040
Shares outstanding	76,290,259
Net asset value per share	$15.74
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends (net of foreign taxes of $7,534,223)	$161,276,749
Interest	5,162,733
166,439,482
Expenses:
Investment advisory fees	28,679,666
Administrative services fees
Class I	5,178,314
Class X	278,810
Custody and fund accounting fees	330,001
Professional services	158,937
Shareholder reports	50,769
Registration fees	55,797
Trustees fees	251,878
Miscellaneous	120,789
Total expenses	35,104,961
Expenses reimbursed by investment manager	(262,123)
Net expenses	34,842,838
Net Investment Income	131,596,644
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $1,274,475)	406,006,661
Futures contracts	30,140,117
Currency forward contracts	9,263,063
Foreign currency transactions	187,745
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $5,193,844)	1,040,609,398
Futures contracts	9,828,375
Currency forward contracts	(32,839,285)
Foreign currency translation	1,867,129
Net realized and unrealized gain	1,465,063,203
Net Change in Net Assets From Operations	$1,596,659,847
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 6

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$131,596,644	$199,760,031
Net realized gain (loss)	445,597,586	1,105,180,511
Net change in unrealized appreciation/depreciation	1,019,465,617	(742,477,398)
	1,596,659,847	562,463,144
Distributions to Shareholders:
Class I	—	(1,237,415,376)
Class X	—	(134,377,211)
Total distributions	—	(1,371,792,587)
Fund Share Transactions:
Class I
Proceeds from sales of shares	393,958,803	1,165,945,899
Reinvestment of distributions	—	1,190,983,281
Cost of shares redeemed	(804,427,474)	(1,893,803,083)
Class X
Proceeds from sales of shares	99,777,936	524,223,367
Reinvestment of distributions	—	134,377,211
Cost of shares redeemed	(119,142,196)	(155,142,907)
Net change from Fund share transactions	(429,832,931)	966,583,768
Total change in net assets	1,166,826,916	157,254,325
Net Assets:
Beginning of period	11,043,197,475	10,885,943,150
End of period	$12,210,024,391	$11,043,197,475
Share Information:
Class I
Shares sold	27,136,913	77,216,237
Distributions reinvested	—	87,060,181
Shares redeemed	(55,149,910)	(121,030,286)
Net change in shares outstanding	(28,012,997)	43,246,132
Class X
Shares sold	6,897,206	32,712,949
Distributions reinvested	—	9,815,720
Shares redeemed	(8,250,960)	(9,739,658)
Net change in shares outstanding	(1,353,754)	32,789,011
PAGE 7 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2008, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of U.S. and foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
Dodge & Cox Global Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
PAGE 9 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,103,001,857	$—
Consumer Discretionary	1,039,762,990	—
Consumer Staples	381,659,393	—
Energy	436,530,158	—
Financials	2,614,884,664	—
Health Care	2,692,674,273	—
Industrials	1,444,160,847	—
Information Technology	755,157,581	—
Materials	914,542,411	—
Real Estate	132,355,824	—
Utilities	75,682,544	—
Preferred Stocks
Financials	170,511,298	—
Information Technology	65,540,186	—
Short-Term Investments
Repurchase Agreements	—	276,222,032
Money Market Fund	72,108,670	—
Total Securities	$11,898,572,696	$276,222,032
Other Investments
Futures Contracts
Appreciation	$3,724,514	$—
Currency Forward Contracts
Appreciation	—	4,710,976
Depreciation	—	(19,835,810)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$4,710,976	$4,710,976
Futures contracts(a)	3,724,514	—	3,724,514
	$3,724,514	$4,710,976	$8,435,490
Liabilities
Unrealized depreciation on currency forward contracts	$—	$19,835,810	$19,835,810
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$30,140,117	$—	30,140,117
Currency forward contracts	—	9,263,063	9,263,063
	$30,140,117	$9,263,063	$39,403,180
Net change in unrealized appreciation/depreciation
Futures contracts	$9,828,375	$—	9,828,375
Currency forward contracts	—	(32,839,285)	(32,839,285)
	$9,828,375	$(32,839,285)	$(23,010,910)
Dodge & Cox Global Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	1-4%
Currency forward contracts	USD total value	3-5%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$179,251	$(1,389,883)	$1,210,632	$—
Barclays	—	(215,260)	215,260	—
Citibank	285,610	(3,346,259)	3,060,649	—
Goldman Sachs	—	(513,473)	370,000	(143,473)
HSBC	1,580,106	(8,702,135)	7,122,029	—
JPMorgan	349,423	(1,856,919)	1,507,496	—
Morgan Stanley	—	(340,100)	340,000	(100)
State Street	173,251	(343,720)	—	(170,469)
UBS	2,143,335	(3,128,061)	984,726	—
	$4,710,976	$(19,835,810)	$14,810,792	$(314,042)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.52%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $262,123.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primar
PAGE 11 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
ily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$—	$200,679,127
Long-term capital gain	$—	$1,036,736,249
Class X
Ordinary income	$—	$22,701,142
Long-term capital gain	$—	$111,676,069
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$5,807,105
Undistributed long-term capital gain	120,196,964
Net unrealized appreciation	1,835,966,294
Total distributable earnings	$1,961,970,363
At June 30, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$9,326,022,590
Unrealized appreciation	3,370,663,287
Unrealized depreciation	(533,291,469)
Net unrealized appreciation	2,837,371,818
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an inter fund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $25,832 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities, aggregated $1,500,507,443 and $1,752,829,534, respectively.
Note 7: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the requirements and expects the adoption of this ASU will not have a material impact on the financial statements.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Global Stock Fund ■ PAGE 12

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$13.71	$14.92	$12.61	$14.44	$13.30	$12.71
Income from investment operations:
Net investment income	0.16	0.29	0.25	0.24	0.23	0.17 (a)
Net realized and unrealized gain (loss)	1.86	0.47	2.30	(1.10)	2.46	0.59
Total from investment operations	2.02	0.76	2.55	(0.86)	2.69	0.76
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.24)	(0.21)	(0.27)	(0.17)
Net realized gain	—	(1.68)	—	(0.76)	(1.28)	—
Total distributions	—	(1.97)	(0.24)	(0.97)	(1.55)	(0.17)
Net asset value, end of period	$15.73	$13.71	$14.92	$12.61	$14.44	$13.30
Total return	14.73%	5.10%	20.26%	(5.80)%	20.75%	6.02%
Ratios/supplemental data:
Net assets, end of period (millions)	$11,009	$9,979	$10,217	$9,681	$10,487	$10,384
Ratio of expenses to average net assets	0.62%(b)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	2.28%(b)	1.76%	1.79%	1.72%	1.34%	1.57%(a)
Portfolio turnover rate	13%	27%	20%	25%	24%	34%
Class X(c)
Net asset value, beginning of period	$13.71	$14.92	$12.61	$13.83
Income from investment operations:
Net investment income	0.17	0.29	0.26	0.08
Net realized and unrealized gain (loss)	1.86	0.48	2.31	(0.32)
Total from investment operations	2.03	0.77	2.57	(0.24)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.22)
Net realized gain	—	(1.68)	—	(0.76)
Total distributions	—	(1.98)	(0.26)	(0.98)
Net asset value, end of period	$15.74	$13.71	$14.92	$12.61
Total return	14.81%	5.20%	20.38%	(1.58)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,201	$1,064	$669	$390
Ratio of expenses to average net assets	0.52%(b)	0.52%	0.52%	0.52%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%(b)	0.57%	0.57%	0.57%(b)
Ratio of net investment income to average net assets	2.38%(b)	1.84%	1.86%	1.02%(b)
Portfolio turnover rate	13%	27%	20%	25%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.01 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.47%.

(b)	Annualized
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
PAGE 13 ■ Dodge & Cox Global Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Global Stock Fund ■ PAGE 14

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 15 ■ Dodge & Cox Global Stock Fund

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Global Stock Fund ■ PAGE 16

2025
June 30, 2025

Financial Statements and Other Information

International Stock Fund | Class I (dodfx) | Class X (doxfx)
ESTABLISHED 2001
06/25 ISF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Common Stocks: 95.7%
	Shares	Value
Communication Services: 5.6%
Media & Entertainment: 2.1%
Baidu, Inc. ADR, Class A(a) (China)	3,758,585	$322,336,250
Grupo Televisa SAB ADR (Mexico)	46,380,780	101,573,908
NetEase, Inc. ADR (China)	2,597,326	349,548,133
Tencent Holdings, Ltd. (China)	6,566,800	420,779,801
		1,194,238,092
Telecommunication Services: 3.5%
Cellnex Telecom SA(b) (Spain)	14,116,207	547,899,031
Deutsche Telekom AG (Germany)	24,340,200	887,958,039
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	46,171,736
Liberty Global, Ltd., Class C(a) (Belgium)	6,395,068	65,933,151
Millicom International Cellular SA (Guatemala)	8,247,010	309,015,465
Sunrise Communications AG ADR, Class A (Switzerland)	2,201,525	124,496,239
		1,981,473,661
		3,175,711,753
Consumer Discretionary: 11.4%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. (Japan)	21,452,765	207,741,959
Stellantis NV (Netherlands)	39,424,300	395,156,937
		602,898,896
Consumer Discretionary Distribution & Retail: 5.7%
Alibaba Group Holding, Ltd. ADR (China)	7,754,700	879,460,527
Coupang, Inc., Class A(a) (South Korea)	31,561,400	945,579,544
JD.com, Inc. ADR, Class A (China)	14,183,748	462,957,535
Prosus NV, Class N (China)	16,850,745	942,248,454
		3,230,246,060
Consumer Durables & Apparel: 0.8%
adidas AG (Germany)	646,800	150,817,804
Kering SA (France)	1,395,200	303,320,068
		454,137,872
Consumer Services: 3.8%
Booking Holdings, Inc. (United States)	174,500	1,010,222,380
Entain PLC(c) (United Kingdom)	48,734,596	602,728,704
Flutter Entertainment PLC(a) (United States)	604,478	172,735,633
Ollamani SAB(a) (Mexico)	11,595,195	30,896,627
Yum China Holdings, Inc. (China)	8,073,100	360,948,301
		2,177,531,645
		6,464,814,473
Consumer Staples: 7.7%
Consumer Staples Distribution & Retail: 1.2%
Seven & i Holdings Co., Ltd. (Japan)	10,853,700	175,085,206
Wal-Mart de Mexico SAB de CV (Mexico)	141,453,700	467,981,864
		643,067,070
Food, Beverage & Tobacco: 5.1%
Anheuser-Busch InBev SA/NV (Belgium)	14,429,400	989,912,332
Danone SA (France)	7,036,200	574,876,235
Diageo PLC (United Kingdom)	19,468,300	488,499,288
Imperial Brands PLC (United Kingdom)	21,473,497	848,012,690
		2,901,300,545

	Shares	Value
Household & Personal Products: 1.4%
Beiersdorf AG (Germany)	2,515,000	$315,807,391
Reckitt Benckiser Group PLC (United Kingdom)	7,249,200	493,052,828
		808,860,219
		4,353,227,834
Energy: 5.1%
BP PLC (United Kingdom)	63,195,900	317,229,508
Equinor ASA (Norway)	4,354,500	110,208,242
Suncor Energy, Inc. (Canada)	21,668,754	811,494,837
TC Energy Corp. (Canada)	9,277,800	452,663,862
TotalEnergies SE (France)	19,027,870	1,167,763,763
		2,859,360,212
Financials: 22.2%
Banks: 14.3%
Axis Bank, Ltd. (India)	66,840,650	934,490,897
Banco Santander SA (Spain)	225,043,511	1,862,788,482
Barclays PLC (United Kingdom)	310,175,709	1,436,097,205
BNP Paribas SA, Class A (France)	20,740,092	1,864,559,024
Credicorp, Ltd. (Peru)	3,335,080	745,457,082
HDFC Bank, Ltd. (India)	46,246,900	1,078,519,123
IndusInd Bank, Ltd. (India)	17,431,600	177,446,208
		8,099,358,021
Financial Services: 2.9%
Julius Baer Group, Ltd. (Switzerland)	469,200	31,719,564
UBS Group AG (Switzerland)	37,961,242	1,284,591,780
XP, Inc., Class A (Brazil)	16,476,502	332,825,340
		1,649,136,684
Insurance: 5.0%
Aegon, Ltd. (Netherlands)	52,466,275	379,962,893
AIA Group, Ltd. (Hong Kong)	67,403,800	604,491,432
Aviva PLC (United Kingdom)	93,673,352	796,171,674
Prudential PLC (Hong Kong)	69,170,358	866,483,309
Willis Towers Watson PLC (United States)	506,664	155,292,516
		2,802,401,824
		12,550,896,529
Health Care: 14.3%
Health Care Equipment & Services: 1.9%
Fresenius Medical Care AG(c) (Germany)	14,722,162	843,687,341
Olympus Corp. (Japan)	21,423,000	255,133,120
		1,098,820,461
Pharmaceuticals, Biotechnology & Life Sciences: 12.4%
Bayer AG (Germany)	22,390,610	673,486,482
BioNTech SE ADR(a) (Germany)	610,213	64,969,378
GSK PLC (United Kingdom)	77,964,620	1,487,551,739
Haleon PLC (United Kingdom)	158,253,904	813,298,528
Novartis AG (Switzerland)	12,507,370	1,515,954,090
Roche Holding AG (Switzerland)	3,255,500	1,060,206,945
Sanofi SA (France)	14,456,122	1,399,921,065
		7,015,388,227
		8,114,208,688
Industrials: 10.5%
Capital Goods: 9.2%
Ashtead Group PLC (United Kingdom)	13,623,800	873,135,903
Daikin Industries, Ltd. (Japan)	3,540,200	418,540,363
Johnson Controls International PLC (United States)	17,051,701	1,801,000,660
Mitsubishi Electric Corp. (Japan)	32,519,900	702,540,946
PAGE 1 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
NIDEC Corp. (Japan)	16,435,900	$320,146,519
Schneider Electric SE (France)	1,890,646	502,876,399
Smiths Group PLC(c) (United Kingdom)	20,175,116	621,993,012
		5,240,233,802
Transportation: 1.3%
DHL Group (Germany)	15,469,100	714,478,204
		5,954,712,006
Information Technology: 7.4%
Semiconductors & Semiconductor Equipment: 4.3%
Infineon Technologies AG (Germany)	22,091,300	939,801,185
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	1,493,340,134
		2,433,141,319
Technology, Hardware & Equipment: 3.1%
Brother Industries, Ltd. (Japan)	7,931,700	137,202,630
Kyocera Corp. (Japan)	28,338,400	341,131,324
Murata Manufacturing Co., Ltd. (Japan)	21,507,800	321,709,671
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	195,825,504
TE Connectivity PLC (Switzerland)	4,444,185	749,600,684
		1,745,469,813
		4,178,611,132
Materials: 10.2%
Akzo Nobel NV(c) (Netherlands)	13,435,060	940,054,756
Amrize, Ltd.(a) (United States)	11,089,597	553,187,030
Cemex SAB de CV ADR (Mexico)	73,288,735	507,890,934
Glencore PLC (Australia)	157,627,361	613,617,228
Holcim AG (Switzerland)	12,104,341	898,538,893
International Flavors & Fragrances, Inc. (United States)	7,740,800	569,335,840
Linde PLC (United States)	1,277,735	599,487,707
Mitsubishi Chemical Group Corp. (Japan)	58,900,000	310,032,291
Nutrien, Ltd. (Canada)	7,822,959	455,609,132
Teck Resources, Ltd., Class B (Canada)	8,140,840	328,727,119
		5,776,480,930
Real Estate: 1.3%
Real Estate Management & Development: 1.3%
CK Asset Holdings, Ltd. (Hong Kong)	70,269,600	309,725,305
Daito Trust Construction Co., Ltd. (Japan)	2,465,200	268,337,975
Hang Lung Group, Ltd.(c) (Hong Kong)	93,433,300	162,586,880
		740,650,160
Total Common Stocks (Cost $39,683,624,771)		$54,168,673,717
Preferred Stocks: 2.8%
	Shares	Value
Financials: 2.3%
Banks: 2.3%
Itau Unibanco Holding SA, Pfd (Brazil)	197,492,296	$1,343,126,454

	Shares	Value
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	$271,949,245
Total Preferred Stocks (Cost $888,115,905)		$1,615,075,699
Short-Term Investments: 1.4%
	Par Value/ Shares	Value
Repurchase Agreements: 0.8%
Fixed Income Clearing Corp.(d) 4.38%, dated 6/30/25, due 7/1/25, maturity value $402,048,910	$402,000,000	402,000,000
Fixed Income Clearing Corp.(d) 1.80%, dated 6/30/25, due 7/1/25, maturity value $56,773,725	56,770,886	56,770,886
		458,770,886
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	324,466,515	324,466,515
Total Short-Term Investments (Cost $783,237,401)		$783,237,401
Total Investments In Securities (Cost $41,354,978,077)	99.9%	$56,566,986,817
Other Assets Less Liabilities	0.1%	47,203,808
Net Assets	100.0%	$56,614,190,625
(a)	Non-income producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	See below regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.875%-4.00%, 5/31/27-6/30/32. Total collateral value is $467,946,421.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	7/10/25	USD	44,338,507	CNH	305,000,153	$1,702,650
HSBC	7/10/25	USD	35,652,308	CNH	253,676,868	190,914
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	7/10/25	USD	35,648,801	CNH	253,676,868	$187,407
HSBC	7/10/25	USD	50,303,257	CNH	350,000,000	1,376,888
UBS	7/17/25	USD	74,204,285	CNH	515,000,000	2,175,536
UBS	7/17/25	USD	73,996,379	CNH	515,000,000	1,967,630
JPMorgan	8/14/25	USD	50,480,833	CNH	353,380,973	951,304
UBS	8/14/25	USD	50,415,752	CNH	353,381,150	886,199
UBS	8/14/25	USD	50,417,119	CNH	353,381,150	887,566
UBS	8/14/25	USD	50,473,572	CNH	353,380,619	944,093
HSBC	9/11/25	USD	39,768,553	CNH	276,132,948	982,432
HSBC	9/11/25	USD	39,762,556	CNH	276,119,141	978,375
State Street	9/11/25	USD	39,723,945	CNH	276,132,948	937,824
UBS	9/11/25	USD	39,753,969	CNH	276,119,141	969,787
UBS	9/11/25	USD	39,755,145	CNH	276,091,530	974,842
Bank of America	9/25/25	USD	44,227,897	CNH	305,000,000	1,344,382
HSBC	9/25/25	USD	44,482,062	CNH	305,000,152	1,598,526
UBS	9/25/25	USD	44,240,086	CNH	305,000,000	1,356,571
UBS	9/25/25	USD	44,335,862	CNH	304,999,695	1,452,390
HSBC	10/16/25	USD	102,509,993	CNH	712,751,979	2,145,789
HSBC	10/16/25	USD	51,240,257	CNH	356,375,990	1,058,155
JPMorgan	10/16/25	USD	51,171,832	CNH	356,375,990	989,730
Barclays	11/20/25	USD	46,552,734	CNH	335,016,750	(739,920)
Citibank	11/20/25	USD	46,547,692	CNH	334,966,500	(737,869)
Citibank	11/20/25	USD	46,551,700	CNH	335,000,000	(738,590)
UBS	11/20/25	USD	46,559,851	CNH	335,016,750	(732,803)
Citibank	12/11/25	USD	73,384,511	CNH	523,048,100	(562,761)
HSBC	12/11/25	USD	73,479,356	CNH	523,048,100	(467,916)
Bank of America	1/15/26	USD	36,125,945	CNH	260,009,623	(725,163)
Barclays	1/15/26	USD	44,582,401	CNH	318,434,254	(549,217)
Barclays	1/15/26	USD	44,574,465	CNH	318,386,491	(550,383)
HSBC	1/15/26	USD	36,001,668	CNH	259,100,406	(720,576)
Standard Chartered	1/15/26	USD	44,483,377	CNH	318,434,255	(648,241)
HSBC	2/5/26	USD	39,528,515	CNH	282,130,821	(516,227)
Morgan Stanley	2/5/26	USD	39,613,080	CNH	282,738,359	(517,893)
Morgan Stanley	2/5/26	USD	39,539,594	CNH	282,130,821	(505,147)
HSBC	2/12/26	USD	42,758,232	CNH	306,183,149	(721,587)
HSBC	2/12/26	USD	42,738,106	CNH	306,184,340	(741,882)
JPMorgan	2/12/26	USD	56,978,574	CNH	408,245,787	(994,744)
UBS	2/12/26	USD	42,735,720	CNH	306,184,340	(744,268)
UBS	2/12/26	USD	42,739,299	CNH	306,184,340	(740,689)
Citibank	3/13/26	USD	29,751,423	CNH	210,559,749	(209,766)
UBS	3/13/26	USD	29,671,765	CNH	210,559,748	(289,424)
HSBC	3/20/26	USD	49,783,939	CNH	351,972,448	(323,751)
HSBC	3/20/26	USD	49,779,992	CNH	351,919,654	(320,182)
UBS	3/20/26	USD	49,829,751	CNH	351,972,448	(277,939)
UBS	4/17/26	USD	57,520,606	CNH	410,208,199	(978,564)
HSBC	5/15/26	USD	52,359,949	CNH	366,268,312	46,982
HSBC	5/15/26	USD	52,353,592	CNH	366,213,375	48,472
HSBC	5/15/26	USD	52,318,066	CNH	366,268,313	5,099
State Street	5/15/26	USD	52,208,062	CNH	366,250,000	(102,288)
Bank of America	5/22/26	USD	49,449,329	CNH	347,613,948	(218,309)
HSBC	5/22/26	USD	49,376,189	CNH	347,183,733	(229,980)
HSBC	5/22/26	USD	49,410,481	CNH	347,083,925	(181,426)
State Street	5/22/26	USD	49,421,172	CNH	347,183,733	(184,996)
HSBC	6/12/26	USD	58,161,538	CNH	407,066,786	(67,728)
HSBC	6/12/26	USD	58,156,552	CNH	407,066,786	(72,714)
JPMorgan	6/12/26	USD	58,141,184	CNH	407,005,728	(79,348)
HSBC	6/26/26	USD	49,926,550	CNH	349,296,129	(77,206)
HSBC	6/26/26	USD	50,073,781	CNH	350,175,968	(55,929)
JPMorgan	6/26/26	USD	50,126,257	CNH	350,527,903	(53,835)
TWD: Taiwan Dollar
Bank of America	7/16/25	USD	9,261,452	TWD	274,972,500	(205,744)
Bank of America	7/16/25	USD	9,260,818	TWD	275,000,000	(207,324)
HSBC	7/16/25	TWD	275,000,000	USD	9,262,378	205,764
UBS	7/16/25	USD	9,283,165	TWD	275,013,750	(185,451)
UBS	7/16/25	TWD	275,013,750	USD	9,294,145	174,470
PAGE 3 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/16/25	TWD	274,972,500	USD	9,272,382	$194,813
JPMorgan	7/24/25	USD	19,031,702	TWD	597,500,299	(1,588,055)
JPMorgan	7/24/25	USD	19,028,643	TWD	597,499,402	(1,591,083)
UBS	7/24/25	USD	18,989,353	TWD	597,500,000	(1,630,394)
UBS	7/24/25	USD	19,034,734	TWD	597,500,299	(1,585,024)
Barclays	7/28/25	USD	19,641,626	TWD	570,000,000	(52,098)
Citibank	7/28/25	TWD	570,000,000	USD	19,641,627	52,097
HSBC	7/28/25	USD	17,677,726	TWD	518,310,931	(230,120)
HSBC	7/28/25	USD	17,727,705	TWD	519,067,207	(206,271)
HSBC	7/28/25	USD	17,665,676	TWD	518,310,931	(242,171)
HSBC	7/28/25	USD	19,530,282	TWD	569,893,639	(159,767)
HSBC	7/28/25	USD	19,543,678	TWD	569,893,639	(146,372)
HSBC	7/28/25	USD	19,590,706	TWD	569,893,639	(99,343)
JPMorgan	7/28/25	USD	17,694,624	TWD	518,310,931	(213,222)
JPMorgan	7/28/25	TWD	519,067,207	USD	17,739,823	194,153
JPMorgan	7/28/25	USD	19,616,795	TWD	570,319,083	(87,953)
JPMorgan	7/28/25	TWD	569,893,639	USD	19,530,282	159,767
UBS	7/28/25	TWD	518,310,931	USD	17,689,793	218,053
UBS	7/28/25	TWD	518,310,931	USD	17,665,676	242,170
UBS	7/28/25	TWD	518,310,931	USD	17,701,876	205,970
UBS	7/28/25	TWD	570,319,083	USD	19,632,326	72,422
UBS	7/28/25	TWD	569,893,639	USD	19,634,579	55,471
UBS	7/28/25	TWD	569,893,639	USD	19,594,074	95,975
Citibank	7/31/25	TWD	580,000,290	USD	20,265,559	(208,730)
HSBC	7/31/25	USD	20,258,480	TWD	580,000,290	201,651
HSBC	7/31/25	USD	20,230,186	TWD	579,999,420	173,387
HSBC	7/31/25	USD	20,067,582	TWD	579,351,098	33,203
HSBC	7/31/25	USD	20,251,407	TWD	580,000,290	194,578
HSBC	7/31/25	USD	20,088,819	TWD	579,863,766	36,711
HSBC	7/31/25	TWD	579,999,420	USD	20,223,132	(166,333)
HSBC	7/31/25	TWD	580,785,136	USD	20,257,591	(173,622)
HSBC	7/31/25	TWD	580,000,290	USD	20,223,162	(166,333)
JPMorgan	7/31/25	TWD	579,863,766	USD	20,050,614	1,493
UBS	7/31/25	USD	20,225,845	TWD	580,785,136	141,876
UBS	7/31/25	TWD	579,351,098	USD	20,179,418	(145,039)
HSBC	8/14/25	USD	17,820,114	TWD	550,000,000	(1,270,571)
HSBC	8/14/25	USD	17,697,985	TWD	550,000,275	(1,392,710)
JPMorgan	8/14/25	USD	17,704,795	TWD	549,999,450	(1,385,871)
JPMorgan	8/14/25	USD	17,700,833	TWD	550,000,275	(1,389,862)
Citibank	9/19/25	USD	18,322,540	TWD	580,000,000	(1,980,607)
HSBC	9/19/25	USD	18,264,840	TWD	580,000,000	(2,038,307)
Citibank	10/23/25	USD	19,015,243	TWD	602,060,625	(2,200,290)
Morgan Stanley	10/23/25	USD	19,929,004	TWD	628,959,376	(2,234,392)
Goldman Sachs	11/7/25	USD	22,330,097	TWD	701,500,000	(2,458,574)
UBS	11/7/25	USD	14,610,038	TWD	425,006,000	(408,257)
Citibank	11/20/25	USD	19,057,883	TWD	602,000,418	(2,266,446)
Citibank	12/18/25	USD	19,110,958	TWD	602,090,728	(2,328,671)
Citibank	12/18/25	USD	20,227,829	TWD	570,000,000	(69,093)
Bank of America	1/16/26	USD	18,476,695	TWD	579,798,681	(2,281,060)
HSBC	1/16/26	USD	18,510,171	TWD	580,201,319	(2,261,998)
Citibank	2/6/26	USD	19,213,413	TWD	602,090,729	(2,426,493)
HSBC	2/6/26	USD	21,199,232	TWD	656,625,000	(2,400,706)
Citibank	2/13/26	USD	18,916,635	TWD	544,666,667	(684,858)
Citibank	2/13/26	USD	18,904,816	TWD	544,666,668	(696,676)
Bank of America	2/26/26	USD	20,114,833	TWD	628,990,824	(2,576,170)
HSBC	2/26/26	USD	17,230,930	TWD	548,667,259	(2,562,381)
HSBC	2/26/26	USD	20,189,081	TWD	628,990,824	(2,501,922)
HSBC	3/6/26	USD	19,716,960	TWD	629,759,702	(3,035,707)
JPMorgan	3/6/26	USD	19,684,788	TWD	629,854,176	(3,071,292)
State Street	3/6/26	USD	19,752,327	TWD	629,822,685	(3,002,616)
Bank of America	3/13/26	USD	14,102,962	TWD	399,960,000	(366,149)
Citibank	3/13/26	USD	14,296,640	TWD	400,020,000	(174,642)
Citibank	3/13/26	USD	21,229,879	TWD	580,000,290	247,559
Goldman Sachs	3/13/26	USD	14,089,676	TWD	400,020,000	(381,606)
Citibank	3/20/26	USD	20,438,525	TWD	657,548,212	(3,380,364)
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	3/20/26	USD	20,437,255	TWD	657,548,246	$(3,381,635)
HSBC	3/20/26	USD	20,423,924	TWD	657,548,246	(3,394,966)
HSBC	3/20/26	USD	20,435,982	TWD	657,548,146	(3,382,905)
Citibank	3/27/26	USD	13,603,262	TWD	437,072,807	(2,249,941)
JPMorgan	3/27/26	USD	20,218,501	TWD	628,896,480	(2,592,398)
UBS	3/27/26	USD	13,481,164	TWD	437,072,807	(2,372,039)
HSBC	4/17/26	USD	10,784,470	TWD	337,500,000	(1,497,341)
HSBC	4/17/26	USD	21,300,047	TWD	580,000,290	193,516
JPMorgan	4/17/26	USD	10,788,952	TWD	337,500,000	(1,492,860)
UBS	4/17/26	USD	21,398,195	TWD	656,625,000	(2,496,752)
HSBC	4/24/26	USD	21,443,241	TWD	657,063,780	(2,491,794)
HSBC	4/24/26	USD	21,454,511	TWD	656,186,220	(2,448,556)
HSBC	4/24/26	USD	21,327,429	TWD	579,999,420	199,638
UBS	5/15/26	USD	19,195,978	TWD	544,666,666	(704,963)
UBS	5/15/26	USD	19,180,430	TWD	544,666,666	(720,511)
UBS	5/15/26	USD	19,149,410	TWD	544,666,667	(751,531)
UBS	5/15/26	USD	19,163,559	TWD	544,666,666	(737,382)
Citibank	5/22/26	USD	21,727,557	TWD	605,525,274	(419,435)
HSBC	5/22/26	USD	21,667,839	TWD	605,616,113	(482,474)
HSBC	5/22/26	USD	21,652,346	TWD	605,616,113	(497,968)
HSBC	5/29/26	USD	21,474,769	TWD	580,785,136	211,108
JPMorgan	5/29/26	USD	21,236,542	TWD	579,863,766	6,613
UBS	5/29/26	USD	21,398,009	TWD	579,351,098	186,851
JPMorgan	6/5/26	USD	20,663,294	TWD	569,893,639	(222,785)
UBS	6/5/26	USD	20,769,085	TWD	570,319,083	(132,585)
UBS	6/5/26	USD	20,776,290	TWD	569,893,639	(109,788)
UBS	6/5/26	USD	20,728,681	TWD	569,893,639	(157,397)
HSBC	6/12/26	USD	9,758,694	TWD	275,000,000	(330,042)
UBS	6/12/26	USD	9,809,658	TWD	275,013,750	(279,583)
UBS	6/12/26	USD	9,776,800	TWD	274,972,500	(310,928)
JPMorgan	6/26/26	USD	18,796,567	TWD	519,067,207	(284,866)
UBS	6/26/26	USD	18,699,435	TWD	518,310,931	(354,197)
UBS	6/26/26	USD	18,737,291	TWD	518,310,931	(316,342)
UBS	6/26/26	USD	18,755,597	TWD	518,310,931	(298,035)
Unrealized gain on currency forward contracts						29,858,852
Unrealized loss on currency forward contracts						(113,810,000)
Net unrealized loss on currency forward contracts						$(83,951,148)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2025. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 5.6%
Consumer Discretionary 1.1%
Entain PLC	$417,391,431	$—	$—	$—	$185,337,273	$602,728,704	$5,866,630
Health Care 1.5%
Fresenius Medical Care AG	662,351,779	18,397,900	(12,619,727)	(3,135,975)	178,693,364	843,687,341	20,747,783
Industrials 1.1%
Smiths Group PLC	432,632,511	—	—	—	189,360,501	621,993,012	3,780,281
Materials 1.6%
Akzo Nobel NV	806,695,185	—	—	—	133,359,571	940,054,756	20,019,595
PAGE 5 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Real Estate 0.3%
Hang Lung Group, Ltd.	$125,843,400	$—	$—	$—	$36,743,480	$162,586,880	$7,826,092
				$(3,135,975)	$723,494,189	$3,171,050,693	$58,240,381
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $38,183,351,218)	$53,395,936,124
Affiliated issuers (cost $3,171,626,859)	3,171,050,693
56,566,986,817
Unrealized appreciation on currency forward contracts	29,858,852
Cash pledged as collateral for currency forward contracts	92,890,000
Cash	100
Cash denominated in foreign currency (cost $34,862,232)	34,945,195
Receivable for investments sold	110,942,559
Receivable for Fund shares sold	32,925,259
Dividends and interest receivable	145,353,134
Expense reimbursement receivable	465,514
Prepaid expenses and other assets	108,230
57,014,475,660
Liabilities:
Unrealized depreciation on currency forward contracts	113,810,000
Payable for investments purchased	94,288,857
Payable for Fund shares redeemed	52,587,338
Deferred foreign capital gains tax	111,052,500
Management fees payable	27,025,908
Accrued expenses	1,520,432
400,285,035
Net Assets	$56,614,190,625
Net Assets Consist of:
Paid in capital	$39,868,761,039
Distributable earnings	16,745,429,586
$56,614,190,625
Class I
Total net assets	$43,831,445,014
Shares outstanding	717,724,918
Net asset value per share	$61.07
Class X
Total net assets	$12,782,745,611
Shares outstanding	209,221,363
Net asset value per share	$61.10
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends (net of foreign taxes of $66,661,607)
Unaffiliated issuers	$1,050,788,459
Affiliated issuers	58,240,381
Interest	29,838,859
1,138,867,699
Expenses:
Investment advisory fees	128,241,129
Administrative services fees
Class I	20,037,489
Class X	2,805,368
Custody and fund accounting fees	2,038,920
Professional services	238,463
Shareholder reports	579,787
Registration fees	282,594
Trustees fees	251,878
Miscellaneous	611,701
Total expenses	155,087,329
Expenses reimbursed by investment manager	(2,576,259)
Net expenses	152,511,070
Net Investment Income	986,356,629
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (net of foreign capital gains taxes of $1,937,828)	862,594,742
Investments in securities of affiliated issuers	(3,135,975)
Futures contracts	32,399,277
Currency forward contracts	78,997,885
Foreign currency transactions	3,338,479
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers (net of change in deferred foreign capital gains tax of $26,687,601)	7,982,542,130
Investments in securities of affiliated issuers	723,494,189
Futures contracts	35,589,390
Currency forward contracts	(232,802,302)
Foreign currency translation	15,272,982
Net realized and unrealized gain	9,498,290,797
Net Change in Net Assets From Operations	$10,484,647,426
PAGE 7 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$986,356,629	$1,241,490,563
Net realized gain (loss)	974,194,408	2,074,136,001
Net change in unrealized appreciation/depreciation	8,524,096,389	(1,463,324,959)
	10,484,647,426	1,852,301,605
Distributions to Shareholders:
Class I	—	(828,106,912)
Class X	—	(224,668,757)
Total distributions	—	(1,052,775,669)
Fund Share Transactions:
Class I
Proceeds from sales of shares	2,331,339,990	4,403,840,197
Reinvestment of distributions	—	737,407,057
Cost of shares redeemed	(4,008,968,619)	(8,790,993,477)
Class X
Proceeds from sales of shares	1,574,419,644	4,067,791,017
Reinvestment of distributions	—	217,155,942
Cost of shares redeemed	(927,948,838)	(1,628,877,976)
Net change from Fund share transactions	(1,031,157,823)	(993,677,240)
Total change in net assets	9,453,489,603	(194,151,304)
Net Assets:
Beginning of period	47,160,701,022	47,354,852,326
End of period	$56,614,190,625	$47,160,701,022
Share Information:
Class I
Shares sold	42,411,998	86,406,493
Distributions reinvested	—	14,804,398
Shares redeemed	(72,601,109)	(171,147,833)
Net change in shares outstanding	(30,189,111)	(69,936,942)
Class X
Shares sold	28,856,723	78,896,964
Distributions reinvested	—	4,359,686
Shares redeemed	(16,879,233)	(31,473,286)
Net change in shares outstanding	11,977,490	51,783,364
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 8

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox International Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2001, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 9 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations. Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox International Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
Dodge & Cox International Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$3,175,711,753	$—
Consumer Discretionary	6,464,814,473	—
Consumer Staples	4,353,227,834	—
Energy	2,859,360,212	—
Financials	12,550,896,529	—
Health Care	8,114,208,688	—
Industrials	5,954,712,006	—
Information Technology	4,178,611,132	—
Materials	5,776,480,930	—
Real Estate	740,650,160	—
Preferred Stocks
Financials	1,343,126,454	—
Information Technology	271,949,245	—
Short-Term Investments
Repurchase Agreements	—	458,770,886
Money Market Fund	324,466,515	—
Total Securities	$56,108,215,931	$458,770,886
Other Investments
Currency Forward Contracts
Appreciation	$—	$29,858,852
Depreciation	—	(113,810,000)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Foreign Exchange Derivatives
Assets
Unrealized appreciation on currency forward contracts	$29,858,852
Liabilities
Unrealized depreciation on currency forward contracts	$113,810,000
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$32,399,277	$—	32,399,277
Currency forward contracts	—	78,997,885	78,997,885
	$32,399,277	$78,997,885	$111,397,162
Net change in unrealized appreciation/depreciation
Futures contracts	$35,589,390	$—	35,589,390
Currency forward contracts	—	(232,802,302)	(232,802,302)
	$35,589,390	$(232,802,302)	$(197,212,912)
PAGE 11 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-3%
Currency forward contracts	USD total value	7-8%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,344,382	$(6,579,919)	$5,235,537	$—
Barclays	—	(1,891,618)	1,891,618	—
Citibank	2,002,306	(24,716,867)	22,714,561	—
Goldman Sachs	—	(2,840,180)	2,840,180	—
HSBC	10,068,595	(38,077,784)	28,009,189	—
JPMorgan	2,303,060	(15,048,174)	12,745,114	—
Morgan Stanley	—	(3,257,432)	3,257,432	—
Standard Chartered	—	(648,241)	560,000	(88,241)
State Street	937,824	(3,289,900)	2,352,076	—
UBS	13,202,685	(17,459,885)	4,257,200	—
	$29,858,852	$(113,810,000)	$83,862,907	$(88,241)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Fund’s Class X shares would otherwise exceed 0.52%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $2,576,259.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differ
Dodge & Cox International Stock Fund ■ PAGE 12

Notes to Consolidated Financial Statements (unaudited)
ences are primarily due to differing treatments of wash sales, expenses, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes.
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$—	$828,106,912
Long-term capital gain	$—	$—
Class X
Ordinary income	$—	$224,668,757
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$15,992,540
Net unrealized appreciation	6,244,789,620
Total distributable earnings	$6,260,782,160
At June 30, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$41,645,512,853
Unrealized appreciation	17,625,683,653
Unrealized depreciation	(2,788,160,837)
Net unrealized appreciation	14,837,522,816
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to shareholders. In the event that EU reclaims received by the Fund during the year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an inter fund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $111,155 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities, aggregated $4,098,145,171 and $2,953,068,078, respectively.
Note 7: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the requirements and expects the adoption of this ASU will not have a material impact on the financial statements.
Note 8: Subsequent Events
In August 2025, the Board of Trustees of the Fund approved a 4-for-1 share split of the Fund’s outstanding shares effective October 24, 2025. As a result of the split, each shareholder of record as of October 24, 2025 will receive additional shares in proportion to existing shares held, thereby increasing the number of shares outstanding without altering the total net assets of the Fund. Fund management has determined that no other material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox International Stock Fund

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$49.90	$49.16	$43.11	$47.29	$43.70	$43.60
Income from investment operations:
Net investment income	1.00	1.28	1.18	1.16	1.04 (a)	0.95 (b)
Net realized and unrealized gain (loss)	10.17	0.58	6.00	(4.38)	3.73	(0.04)
Total from investment operations	11.17	1.86	7.18	(3.22)	4.77	0.91
Distributions to shareholders from:
Net investment income	—	(1.12)	(1.13)	(0.96)	(1.18)	(0.81)
Net realized gain	—	—	—	—	—	—
Total distributions	—	(1.12)	(1.13)	(0.96)	(1.18)	(0.81)
Net asset value, end of period	$61.07	$49.90	$49.16	$43.11	$47.29	$43.70
Total return	22.38%	3.80%	16.70%	(6.78)%	11.02%	2.10%(b)
Ratios/supplemental data:
Net assets, end of period (millions)	$43,831	$37,319	$40,204	$37,508	$44,085	$40,789
Ratio of expenses to average net assets	0.62%(c)	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	3.81%(c)	2.55%	2.61%	2.68%	2.15%(a)	2.39%(b)
Portfolio turnover rate	6%	16%	14%	12%	18%	20%
Class X(d)
Net asset value, beginning of period	$49.90	$49.16	$43.11	$44.59
Income from investment operations:
Net investment income	1.01	1.26	1.25	0.23
Net realized and unrealized gain (loss)	10.19	0.66	5.97	(0.72)
Total from investment operations	11.20	1.92	7.22	(0.49)
Distributions to shareholders from:
Net investment income	—	(1.18)	(1.17)	(0.99)
Net realized gain	—	—	—	—
Total distributions	—	(1.18)	(1.17)	(0.99)
Net asset value, end of period	$61.10	$49.90	$49.16	$43.11
Total return	22.44%	3.91%	16.81%	(1.07)%
Ratios/supplemental data:
Net assets, end of period (millions)	$12,783	$9,842	$7,151	$3,769
Ratio of expenses to average net assets	0.52%(c)	0.52%	0.52%	0.52%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%(c)	0.57%	0.57%	0.57%(c)
Ratio of net investment income to average net assets	3.96%(c)	2.57%	2.66%	1.66%(c)
Portfolio turnover rate	6%	16%	14%	12%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.13 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.28 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.73% and total return would have been approximately 1.55%.

(c)	Annualized
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox International Stock Fund ■ PAGE 14

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 15 ■ Dodge & Cox International Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox International Stock Fund ■ PAGE 16

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 17 ■ Dodge & Cox International Stock Fund

2025
June 30, 2025

Financial Statements and Other Information

Emerging Markets Stock Fund (dodex)
ESTABLISHED 2021
06/25 EM SAR

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks: 90.8%
	Shares	Value
Communication Services: 8.1%
Media & Entertainment: 5.8%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	662,300	$1,599,716
Baidu, Inc. ADR, Class A(a) (China)	38,044	3,262,654
Grupo Televisa SAB (Mexico)	2,961,814	1,317,975
IGG, Inc. (Singapore)	2,214,600	1,241,312
JOYY, Inc. ADR, Class A (China)	47,206	2,403,258
Megacable Holdings SAB de CV (Mexico)	337,994	945,832
MultiChoice Group(a) (South Africa)	256,669	1,702,355
NetEase, Inc. ADR (China)	48,550	6,533,859
Sun TV Network, Ltd. (India)	242,915	1,695,250
Tencent Holdings, Ltd. (China)	250,400	16,044,841
		36,747,052
Telecommunication Services: 2.3%
America Movil SAB de CV, Series B (Mexico)	1,207,600	1,081,173
Millicom International Cellular SA (Guatemala)	217,479	8,148,938
PT Telkom Indonesia Persero Tbk, Class B (Indonesia)	6,857,700	1,174,278
Safaricom PLC (Kenya)	7,050,300	1,371,877
Singapore Telecommunications, Ltd. (Singapore)	725,000	2,178,136
Sitios Latinoamerica SAB de CV(a) (Brazil)	1,402,802	234,741
		14,189,143
		50,936,195
Consumer Discretionary: 15.2%
Automobiles & Components: 1.4%
BYD Co., Ltd., Class H (China)	148,500	2,317,371
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	186,729	1,333,277
Hankook Tire & Technology Co., Ltd. (South Korea)	27,400	807,017
Hyundai Mobis Co., Ltd. (South Korea)	10,515	2,236,074
Kia Corp. (South Korea)	13,535	971,800
Yadea Group Holdings, Ltd.(b)(c) (China)	692,000	1,107,207
		8,772,746
Consumer Discretionary Distribution & Retail: 9.5%
Alibaba Group Holding, Ltd. ADR (China)	199,641	22,641,286
China Tourism Group Duty Free Corp., Ltd., Class A (China)	136,750	1,164,761
China Yongda Automobiles Services Holdings, Ltd. (China)	7,894,200	2,262,683
Coupang, Inc., Class A(a) (South Korea)	476,400	14,272,944
Cuckoo Homesys Co., Ltd. (South Korea)	35,634	678,567
JD.com, Inc., Class A (China)	587,771	9,576,610
Motus Holdings, Ltd. (South Africa)	259,999	1,381,668
Prosus NV, Class N (China)	80,500	4,501,344
Vibra Energia SA (Brazil)	168,429	671,472
Vipshop Holdings, Ltd. ADR (China)	117,597	1,769,835
Zhongsheng Group Holdings, Ltd. (China)	536,800	827,429
		59,748,599

	Shares	Value
Consumer Durables & Apparel: 1.6%
Feng Tay Enterprise Co., Ltd. (Taiwan)	440,320	$1,846,474
Haier Smart Home Co., Ltd., Class H (China)	452,000	1,292,671
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	272,974	972,803
Man Wah Holdings, Ltd. (Hong Kong)	1,680,400	922,620
Midea Group Co., Ltd., Class A (China)	157,671	1,590,311
Pou Chen Corp. (Taiwan)	2,066,143	2,189,070
Shenzhou International Group Holdings, Ltd. (China)	175,900	1,250,355
		10,064,304
Consumer Services: 2.7%
Afya, Ltd., Class A (Brazil)	32,855	586,790
Arcos Dorados Holdings, Inc., Class A (Brazil)	105,966	836,072
DigiPlus Interactive Corp. (Philippines)	960,750	886,899
H World Group, Ltd. (China)	246,640	834,183
Humansoft Holding Co. KSC (Kuwait)	118,197	948,516
Las Vegas Sands Corp. (United States)	26,786	1,165,459
Laureate Education, Inc.(a) (United States)	12,100	282,898
Leejam Sports Co. JSC (Saudi Arabia)	25,808	891,805
New Oriental Education & Technology Group, Inc. (China)	214,900	1,153,897
Ollamani SAB(a) (Mexico)	679,645	1,810,986
Sands China, Ltd. (Macau)	557,443	1,160,341
Ser Educacional SA(b)(c) (Brazil)	384,100	644,750
Trip.com Group, Ltd. ADR (China)	18,250	1,070,180
Yum China Holdings, Inc. (China)	111,770	4,997,237
		17,270,013
		95,855,662
Consumer Staples: 5.9%
Consumer Staples Distribution & Retail: 1.5%
BIM Birlesik Magazalar AS (Turkey)	79,434	986,996
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	42,500	336,544
Wal-Mart de Mexico SAB de CV (Mexico)	2,518,457	8,332,000
		9,655,540
Food, Beverage & Tobacco: 4.2%
Ambev SA (Brazil)	5,210,700	12,774,756
Anadolu Efes Biracilik Ve Malt (Turkey)	1,620,220	609,143
Arca Continental SAB de CV (Mexico)	32,499	344,310
Bombay Burmah Trading Co. (India)	48,500	1,134,853
Century Pacific Food, Inc. (Philippines)	1,186,043	847,474
China Feihe, Ltd.(b)(c) (China)	1,456,557	1,059,490
Coca-Cola HBC AG (Italy)	25,480	1,330,453
Eastern Co. SAE (Egypt)	459,261	277,779
Fomento Economico Mexicano SAB de CV (Mexico)	42,002	432,096
GFPT PCL NVDR (Thailand)	2,504,929	678,075
JBS NV, Class A(a) (Brazil)	14,250	208,193
Kweichow Moutai Co., Ltd., Class A (China)	6,162	1,213,350
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	2,205,714	1,426,547
Sanquan Food Co., Ltd., Class A (China)	406,305	628,337
PAGE 1 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	8,483	$618,837
Thai Union Group PCL NVDR (Thailand)	2,155,400	682,912
Tingyi (Cayman Islands) Holding Corp. (China)	464,000	679,750
Ulker Biskuvi Sanayi AS (Turkey)	345,004	914,979
Vietnam Dairy Products JSC (Vietnam)	224,700	498,941
		26,360,275
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	264,714	1,137,259
		37,153,074
Energy: 4.2%
ADNOC Logistics & Services PLC (United Arab Emirates)	297,790	377,852
China Suntien Green Energy Corp., Ltd., Class H (China)	2,700,000	1,516,825
Geopark, Ltd. (Colombia)	82,059	535,025
LUKOIL PJSC(a)(d) (Russia)	7,143	1
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	29,948	1,293,754
National Energy Services Reunited Corp.(a) (United States)	2,032,230	12,234,024
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Canada)	45,800	467,838
Petroleo Brasileiro SA - Petrobras (Brazil)	1,253,843	7,867,241
Petroreconcavo SA (Brazil)	105,200	277,469
PRIO SA(a) (Brazil)	118,400	923,995
PT Medco Energi Internasional Tbk (Indonesia)	10,814,800	829,346
		26,323,374
Financials: 22.3%
Banks: 14.4%
Akbank TAS (Turkey)	717,100	1,228,252
Asia Commercial Bank JSC (Vietnam)	963,687	785,840
Axis Bank, Ltd. (India)	737,856	10,315,874
Banca Transilvania SA (Romania)	108,728	780,844
Bangkok Bank PCL NVDR (Thailand)	576,600	2,465,410
BDO Unibank, Inc. (Philippines)	574,209	1,557,592
China Merchants Bank Co., Ltd., Class H (China)	156,800	1,095,609
Commercial International Bank Egypt (CIB) (Egypt)	412,083	700,375
Credicorp, Ltd. (Peru)	61,243	13,689,035
Equity Group Holdings PLC (Kenya)	1,408,729	535,154
Grupo Cibest SA ADR (Colombia)	11,546	533,310
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	50,343	461,966
HDFC Bank, Ltd. (India)	717,200	16,725,746
Hong Leong Financial Group BHD (Malaysia)	266,600	1,051,077
ICICI Bank, Ltd. (India)	57,556	972,466
IndusInd Bank, Ltd. (India)	712,593	7,253,891
Intercorp Financial Services, Inc. (Peru)	16,548	630,975
JB Financial Group Co., Ltd. (South Korea)	91,786	1,397,601
Kasikornbank PCL NVDR (Thailand)	416,843	1,968,252
KB Financial Group, Inc. (South Korea)	5,119	420,641
Metropolitan Bank & Trust Co. (Philippines)	1,035,040	1,332,157

	Shares	Value
Military Commercial Joint Stock Bank (Vietnam)	1,310,683	$1,377,395
OTP Bank Nyrt. (Hungary)	21,010	1,678,299
PT Bank Mandiri Persero Tbk (Indonesia)	4,752,800	1,428,621
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	5,018,100	1,273,457
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	5,173,613	1,191,827
Saudi Awwal Bank (Saudi Arabia)	134,402	1,207,665
Shinhan Financial Group Co., Ltd. (South Korea)	215,817	9,818,586
The Commercial Bank PSQC (Qatar)	463,900	579,716
The Saudi National Bank (Saudi Arabia)	77,400	745,417
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	4,018,200	5,584,145
		90,787,195
Financial Services: 3.4%
AEON Credit Service (M) BHD (Malaysia)	687,200	971,106
Chailease Holding Co., Ltd. (Taiwan)	301,081	1,303,805
Dlocal, Ltd., Class A (Uruguay)	34,500	391,230
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,554,200	377,583
FirstRand, Ltd. (South Africa)	519,007	2,218,945
Grupo de Inversiones Suramericana SA (Colombia)	24,109	286,341
Kaspi.KZ JSC ADR (Kazakhstan)	7,439	631,497
KIWOOM Securities Co., Ltd. (South Korea)	1,900	322,392
KRUK SA (Poland)	8,000	891,589
Patria Investments, Ltd., Class A (Cayman Islands)	19,400	272,764
Samsung Card Co., Ltd. (South Korea)	26,200	959,010
Shriram Finance, Ltd. (India)	126,900	1,046,525
XP, Inc., Class A (Brazil)	581,696	11,750,259
		21,423,046
Insurance: 4.5%
AIA Group, Ltd. (Hong Kong)	1,220,700	10,947,494
BB Seguridade Participacoes SA (Brazil)	54,400	358,455
China Pacific Insurance Group Co., Ltd., Class H (China)	286,800	980,972
Korean Reinsurance Co. (South Korea)	154,724	1,173,958
Old Mutual, Ltd. (South Africa)	1,215,078	828,411
Ping An Insurance Group Co. of China, Ltd., Class H (China)	160,657	1,020,229
Prudential PLC (Hong Kong)	837,940	10,496,708
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	3,053	981,774
Sanlam, Ltd. (South Africa)	337,718	1,691,475
		28,479,476
		140,689,717
Health Care: 3.8%
Health Care Equipment & Services: 2.4%
China Isotope & Radiation Corp. (China)	844,800	1,597,059
Narayana Hrudayalaya, Ltd.(b) (India)	121,200	3,062,505
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	436,930	1,351,396
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	1,684,400	$1,311,051
Sinocare, Inc., Class A (China)	412,957	1,303,209
Sinopharm Group Co., Ltd., Class H (China)	1,714,414	4,014,157
Sonoscape Medical Corp., Class A (China)	297,600	1,235,591
Tofflon Science & Technology Group Co., Ltd., Class A (China)	685,160	1,272,067
		15,147,035
Pharmaceuticals, Biotechnology & Life Sciences: 1.4%
Adcock Ingram Holdings, Ltd. (South Africa)	181,041	515,397
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	1,128,700	1,246,610
China Medical System Holdings, Ltd. (China)	998,000	1,525,615
Dr Reddy's Laboratories, Ltd. (India)	146,560	2,198,229
Imeik Technology Development Co., Ltd., Class A (China)	68,424	1,670,967
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	234,494	1,700,170
		8,856,988
		24,004,023
Industrials: 7.3%
Capital Goods: 4.4%
Ayala Corp. (Philippines)	92,290	933,877
BOC Aviation, Ltd.(b)(c) (China)	146,300	1,211,409
Chicony Power Technology Co., Ltd. (Taiwan)	512,000	1,866,630
Contemporary Amperex Technology Co., Ltd., Class A (China)	109,700	3,865,265
DL E&C Co., Ltd. (South Korea)	40,000	1,535,270
Doosan Bobcat, Inc. (South Korea)	32,888	1,418,258
Ferreycorp SAA (Peru)	415,150	376,184
Goldwind Science & Technology Co., Ltd., Class H (China)	1,727,000	1,643,411
Hanwha Aerospace Co., Ltd. (South Korea)	1,500	942,502
KOC Holding AS (Turkey)	401,234	1,551,821
Larsen & Toubro, Ltd. (India)	52,654	2,253,881
PT Astra International Tbk (Indonesia)	7,202,100	1,996,270
Sany Heavy Industry Co., Ltd., Class A (China)	576,600	1,445,880
SFA Engineering Corp. (South Korea)	70,454	1,229,395
Shenzhen Inovance Technology Co., Ltd., Class A (China)	116,100	1,047,264
United Integrated Services Co., Ltd. (Taiwan)	136,153	2,903,715
Xinyi Glass Holdings, Ltd. (China)	1,198,000	1,150,698
		27,371,730
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,295	1,480,661
S-1 Corp. (South Korea)	11,250	571,836
		2,052,497
Transportation: 2.6%
Aramex PJSC(a) (United Arab Emirates)	952,044	723,248
Copa Holdings SA, Class A (Panama)	3,736	410,848
DiDi Global, Inc. ADR, Class A(a) (China)	1,499,700	7,348,530

	Shares	Value
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	$8
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,600	510,192
Gulf Warehousing Co. (Qatar)	622,367	501,688
Hyundai Glovis Co., Ltd. (South Korea)	12,208	1,219,353
International Container Terminal Services, Inc. (Philippines)	274,980	2,006,334
Movida Participacoes SA (Brazil)	510,400	658,538
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	47,961	540,940
SIMPAR SA (Brazil)	716,600	670,028
Westports Holdings BHD (Malaysia)	1,306,200	1,675,212
		16,264,919
		45,689,146
Information Technology: 14.1%
Semiconductors & Semiconductor Equipment: 10.9%
ACM Research, Inc., Class A(a) (United States)	77,992	2,019,993
ASE Technology Holding Co., Ltd. (Taiwan)	557,000	2,812,457
Elan Microelectronics Corp. (Taiwan)	675,000	2,807,493
MediaTek, Inc. (Taiwan)	134,000	5,733,945
Novatek Microelectronics Corp. (Taiwan)	170,857	3,187,631
Powertech Technology, Inc. (Taiwan)	663,714	2,987,758
Realtek Semiconductor Corp. (Taiwan)	156,000	3,027,934
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,265,143	45,907,558
		68,484,769
Software & Services: 1.2%
Shanghai Baosight Software Co., Ltd., Class A (China)	485,604	1,602,342
TOTVS SA (Brazil)	761,800	5,918,459
		7,520,801
Technology, Hardware & Equipment: 2.0%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	414,400	1,216,558
Lenovo Group, Ltd. (China)	1,675,271	2,010,338
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	790,300	1,615,211
WNC Corp. (Taiwan)	640,806	2,665,272
Yageo Corp. (Taiwan)	171,599	2,849,018
Zhen Ding Technology Holding, Ltd. (Taiwan)	749,000	2,576,835
		12,933,232
		88,938,802
Materials: 5.7%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	598,100	602,923
Alpek SAB de CV, Class A (Mexico)	279,923	153,055
Alrosa PJSC(a)(d) (Russia)	215,620	28
Cemex SAB de CV ADR (Mexico)	1,073,814	7,441,531
EID Parry India, Ltd.(a) (India)	154,188	1,991,985
GCC SAB de CV (Mexico)	26,700	256,535
Glencore PLC (Australia)	2,919,508	11,365,161
Indorama Ventures PCL NVDR (Thailand)	1,308,800	817,277
KCC Corp. (South Korea)	3,295	761,737
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	29,386	322,364
PAGE 3 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Orbia Advance Corp. SAB de CV (Mexico)	307,635	$215,096
PTT Global Chemical PCL NVDR (Thailand)	1,300,943	796,363
Sahara International Petrochemical Co. (Saudi Arabia)	176,724	933,921
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	1,444,660	3,501,533
Suzano SA (Brazil)	24,800	233,754
Teck Resources, Ltd., Class B (Canada)	33,500	1,352,730
UPL, Ltd. (India)	246,803	1,902,248
Zhejiang NHU Co., Ltd., Class A (China)	1,000,863	2,973,961
		35,622,204
Real Estate: 1.4%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	281,449	450,570
Prologis Property Mexico SAB de CV REIT (Mexico)	209,516	789,963
		1,240,533
Real Estate Management & Development: 1.2%
China Resources Land, Ltd. (China)	393,129	1,332,140
Emaar Development PJSC (United Arab Emirates)	437,451	1,608,013
Greentown Service Group Co., Ltd.(b) (China)	3,192,871	1,781,511
Hang Lung Group, Ltd. (Hong Kong)	636,129	1,106,953
Megaworld Corp. (Philippines)	43,321,943	1,515,076
		7,343,693
		8,584,226
Utilities: 2.8%
China Gas Holdings, Ltd. (China)	987,476	922,069
China Water Affairs Group, Ltd. (China)	1,394,000	1,116,983
GAIL (India), Ltd. (India)	985,500	2,191,290
Huaneng Power International, Inc., Class H (China)	1,236,000	796,713
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	486,900	655,707
Korea Electric Power Corp. (South Korea)	26,800	780,409
KunLun Energy Co., Ltd. (China)	986,900	957,991
Mahanagar Gas, Ltd.(b) (India)	123,596	2,134,395
Manila Electric Co. (Philippines)	146,600	1,401,457
NTPC, Ltd. (India)	593,787	2,318,096
Tenaga Nasional BHD (Malaysia)	560,843	1,915,431
The Hub Power Co., Ltd. (Pakistan)	1,199,600	581,974
YTL Power International BHD (Malaysia)	2,196,000	2,075,782
YTL Power International BHD, Warrant(a) (Malaysia)	202,420	91,343
		17,939,640
Total Common Stocks (Cost $517,843,511)		$571,736,063
Preferred Stocks: 5.1%
	Shares	Value
Consumer Discretionary: 0.2%
Automobiles & Components: 0.2%
Hyundai Motor Co., Pfd 2 (South Korea)	9,947	$1,171,146
Consumer Staples: 0.3%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	113,671	463,774
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	25,710	848,681
LG H&H Co., Ltd., Pfd (South Korea)	5,656	551,100
		1,399,781
		1,863,555
Financials: 2.8%
Banks: 2.8%
Itau Unibanco Holding SA, Pfd (Brazil)	2,561,580	17,421,064
Industrials: 0.0%*
Capital Goods: 0.0%*
DL E&C Co., Ltd., Pfd (South Korea)	7,401	127,499
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	175,797
		303,296
Information Technology: 1.7%
Technology, Hardware & Equipment: 1.7%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	31,477	1,408,721
Samsung Electronics Co., Ltd., Pfd (South Korea)	249,779	9,161,278
		10,569,999
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	59,300	484,716
Cia Energetica de Minas Gerais, Pfd (Brazil)	163,600	325,207
		809,923
Total Preferred Stocks (Cost $32,050,739)		$32,138,983
Short-Term Investments: 3.3%
	Par Value/ Shares	Value
Repurchase Agreements: 2.3%
Fixed Income Clearing Corp.(e) 4.38%, dated 6/30/25, due 7/1/25, maturity value $14,001,703	$14,000,000	14,000,000
Fixed Income Clearing Corp.(e) 1.80%, dated 6/30/25, due 7/1/25, maturity value $628,743	628,712	628,712
		14,628,712
Money Market Fund: 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class	6,223,802	6,223,802
Total Short-Term Investments (Cost $20,852,514)		$20,852,514
Total Investments In Securities (Cost $570,746,764)	99.2%	$624,727,560
Other Assets Less Liabilities	0.8%	5,003,232
Net Assets	100.0%	$629,730,792
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2025
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.625%-4.125%, 5/31/27-3/31/32. Total collateral value is $14,921,447.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	371	9/19/25	$22,881,425	$360,790
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	7/10/25	USD	194,557	CNH	1,338,335	$7,471
HSBC	7/10/25	USD	474,297	CNH	3,303,000	12,572
UBS	7/10/25	USD	6,144,340	CNH	42,721,599	172,304
UBS	7/17/25	USD	561,935	CNH	3,900,000	16,475
UBS	7/17/25	USD	560,361	CNH	3,900,000	14,901
Standard Chartered	8/14/25	USD	6,829,633	CNH	47,405,851	185,276
HSBC	9/11/25	USD	136,729	CNH	949,381	3,378
HSBC	9/11/25	USD	136,709	CNH	949,333	3,364
Standard Chartered	9/11/25	USD	6,138,667	CNH	42,548,326	162,254
State Street	9/11/25	USD	136,576	CNH	949,382	3,224
UBS	9/11/25	USD	136,679	CNH	949,333	3,334
UBS	9/11/25	USD	136,683	CNH	949,239	3,352
Bank of America	9/25/25	USD	194,071	CNH	1,338,333	5,899
HSBC	9/25/25	USD	195,186	CNH	1,338,334	7,014
UBS	9/25/25	USD	194,545	CNH	1,338,332	6,373
UBS	9/25/25	USD	194,124	CNH	1,338,333	5,953
Citibank	10/16/25	USD	13,272,611	CNH	95,300,000	(146,796)
Barclays	11/20/25	USD	972,744	CNH	7,000,350	(15,461)
Citibank	11/20/25	USD	972,722	CNH	7,000,000	(15,433)
Citibank	11/20/25	USD	972,638	CNH	6,999,300	(15,418)
UBS	11/20/25	USD	972,892	CNH	7,000,350	(15,312)
Citibank	12/11/25	USD	1,292,427	CNH	9,211,770	(9,911)
Citibank	12/11/25	USD	13,386,432	CNH	95,800,000	(157,540)
HSBC	12/11/25	USD	1,294,097	CNH	9,211,770	(8,241)
Barclays	1/15/26	USD	1,089,760	CNH	7,783,722	(13,425)
Barclays	1/15/26	USD	1,089,566	CNH	7,782,555	(13,453)
Standard Chartered	1/15/26	USD	1,087,340	CNH	7,783,723	(15,845)
HSBC	2/5/26	USD	1,143,387	CNH	8,160,809	(14,932)
Morgan Stanley	2/5/26	USD	1,143,707	CNH	8,160,809	(14,612)
Morgan Stanley	2/5/26	USD	1,145,833	CNH	8,178,382	(14,980)
HSBC	2/12/26	USD	444,493	CNH	3,182,928	(7,501)
HSBC	2/12/26	USD	444,284	CNH	3,182,940	(7,712)
JPMorgan	2/12/26	USD	592,321	CNH	4,243,920	(10,341)
UBS	2/12/26	USD	444,297	CNH	3,182,940	(7,700)
UBS	2/12/26	USD	444,259	CNH	3,182,940	(7,737)
Citibank	3/13/26	USD	654,261	CNH	4,630,398	(4,613)
PAGE 5 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	3/13/26	USD	652,509	CNH	4,630,397	$(6,365)
HSBC	3/20/26	USD	295,696	CNH	2,090,424	(1,902)
HSBC	3/20/26	USD	295,720	CNH	2,090,738	(1,923)
Morgan Stanley	3/20/26	USD	3,936,506	CNH	27,800,000	(21,172)
UBS	3/20/26	USD	295,992	CNH	2,090,738	(1,651)
UBS	4/17/26	USD	4,950,181	CNH	35,302,216	(84,214)
HSBC	5/15/26	USD	1,149,926	CNH	8,050,403	112
HSBC	5/15/26	USD	1,150,847	CNH	8,050,402	1,033
HSBC	5/15/26	USD	1,150,707	CNH	8,049,195	1,065
State Street	5/15/26	USD	1,147,508	CNH	8,050,000	(2,248)
Bank of America	5/22/26	USD	1,681,799	CNH	11,822,545	(7,425)
HSBC	5/22/26	USD	1,679,312	CNH	11,807,913	(7,822)
HSBC	5/22/26	USD	1,680,478	CNH	11,804,519	(6,170)
State Street	5/22/26	USD	1,680,842	CNH	11,807,913	(6,292)
HSBC	6/12/26	USD	2,248,768	CNH	15,738,899	(2,619)
HSBC	6/12/26	USD	2,248,575	CNH	15,738,898	(2,811)
JPMorgan	6/12/26	USD	2,247,980	CNH	15,736,537	(3,068)
UBS	6/12/26	USD	23,601,099	CNH	165,000,000	(1,488)
HSBC	6/26/26	USD	1,716,815	CNH	12,006,033	(1,918)
HSBC	6/26/26	USD	1,711,767	CNH	11,975,867	(2,647)
JPMorgan	6/26/26	USD	1,718,615	CNH	12,018,100	(1,846)
TWD: Taiwan Dollar
Bank of America	7/16/25	USD	2,778,246	TWD	82,500,000	(62,197)
Bank of America	7/16/25	USD	2,778,436	TWD	82,491,750	(61,723)
Citibank	7/16/25	TWD	82,504,125	USD	2,849,883	(9,299)
HSBC	7/16/25	TWD	82,500,000	USD	2,778,713	61,729
Morgan Stanley	7/16/25	USD	2,840,738	TWD	82,504,125	153
UBS	7/16/25	TWD	82,504,125	USD	2,788,244	52,341
UBS	7/16/25	USD	2,784,949	TWD	82,504,125	(55,635)
UBS	7/16/25	TWD	82,491,750	USD	2,781,715	58,444
Barclays	7/17/25	TWD	133,000,000	USD	4,546,076	34,396
Goldman Sachs	7/17/25	USD	4,546,076	TWD	133,000,000	(34,396)
HSBC	7/24/25	USD	7,488,718	TWD	238,628,000	(746,343)
JPMorgan	7/24/25	USD	539,895	TWD	16,950,008	(45,050)
JPMorgan	7/24/25	USD	539,808	TWD	16,949,983	(45,136)
UBS	7/24/25	USD	538,694	TWD	16,950,000	(46,251)
UBS	7/24/25	USD	539,981	TWD	16,950,009	(44,964)
Barclays	7/28/25	USD	1,070,296	TWD	31,060,000	(2,839)
Citibank	7/28/25	TWD	31,060,000	USD	1,070,296	2,839
HSBC	7/28/25	USD	1,408,934	TWD	41,309,931	(18,341)
HSBC	7/28/25	USD	1,407,973	TWD	41,309,931	(19,301)
HSBC	7/28/25	USD	1,412,917	TWD	41,370,207	(16,440)
HSBC	7/28/25	USD	1,064,959	TWD	31,054,204	(7,976)
HSBC	7/28/25	USD	1,064,229	TWD	31,054,205	(8,706)
HSBC	7/28/25	USD	1,067,522	TWD	31,054,204	(5,413)
JPMorgan	7/28/25	USD	1,410,280	TWD	41,309,931	(16,994)
JPMorgan	7/28/25	TWD	41,370,207	USD	1,413,883	15,474
JPMorgan	7/28/25	TWD	31,054,205	USD	1,064,229	8,706
JPMorgan	7/28/25	USD	1,068,943	TWD	31,077,387	(4,793)
UBS	7/28/25	TWD	41,309,931	USD	1,409,895	17,379
UBS	7/28/25	TWD	41,309,931	USD	1,407,973	19,301
UBS	7/28/25	TWD	41,309,931	USD	1,410,858	16,416
UBS	7/28/25	TWD	31,077,387	USD	1,069,790	3,946
UBS	7/28/25	TWD	31,054,204	USD	1,067,705	5,230
UBS	7/28/25	TWD	31,054,204	USD	1,069,912	3,023
Citibank	7/31/25	TWD	31,966,683	USD	1,116,935	(11,504)
HSBC	7/31/25	USD	1,116,545	TWD	31,966,683	11,114
HSBC	7/31/25	USD	1,116,155	TWD	31,966,683	10,724
HSBC	7/31/25	USD	1,106,024	TWD	31,930,902	1,830
HSBC	7/31/25	USD	1,114,985	TWD	31,966,634	9,556
HSBC	7/31/25	USD	1,107,194	TWD	31,959,158	2,023
HSBC	7/31/25	TWD	32,009,940	USD	1,116,496	(9,569)
HSBC	7/31/25	TWD	31,966,634	USD	1,114,597	(9,167)
HSBC	7/31/25	TWD	31,966,683	USD	1,114,599	(9,167)
JPMorgan	7/31/25	TWD	31,959,158	USD	1,105,089	82
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/31/25	USD	1,114,746	TWD	32,009,940	$7,819
UBS	7/31/25	TWD	31,930,902	USD	1,112,188	(7,994)
HSBC	8/14/25	USD	368,440	TWD	11,450,006	(28,994)
HSBC	8/14/25	USD	370,982	TWD	11,450,000	(26,451)
JPMorgan	8/14/25	USD	368,582	TWD	11,449,988	(28,851)
JPMorgan	8/14/25	USD	368,499	TWD	11,450,006	(28,934)
Citibank	9/19/25	USD	75,028	TWD	2,375,000	(8,110)
HSBC	9/19/25	USD	74,791	TWD	2,375,000	(8,347)
Citibank	10/23/25	USD	3,563,330	TWD	110,000,000	(312,872)
Citibank	10/23/25	USD	3,615,151	TWD	111,672,000	(319,970)
Citibank	10/23/25	USD	376,342	TWD	11,915,750	(43,547)
Goldman Sachs	11/7/25	USD	1,007,162	TWD	31,640,000	(110,890)
UBS	11/7/25	USD	464,077	TWD	13,500,000	(12,968)
Citibank	11/20/25	USD	377,186	TWD	11,914,558	(44,857)
Barclays	12/18/25	USD	4,681,450	TWD	133,000,000	(54,498)
Citibank	12/18/25	USD	378,237	TWD	11,916,346	(46,088)
Citibank	12/18/25	USD	794,997	TWD	22,500,000	(6,197)
Citibank	12/18/25	USD	1,102,239	TWD	31,060,000	(3,765)
Bank of America	1/16/26	USD	75,659	TWD	2,374,176	(9,341)
HSBC	1/16/26	USD	75,796	TWD	2,375,824	(9,262)
Citibank	2/6/26	USD	380,264	TWD	11,916,346	(48,024)
HSBC	2/6/26	USD	917,221	TWD	28,410,000	(103,871)
Citibank	2/13/26	USD	752,498	TWD	21,666,667	(27,243)
Citibank	2/13/26	USD	752,028	TWD	21,666,668	(27,714)
HSBC	3/6/26	USD	793,648	TWD	25,349,104	(122,193)
JPMorgan	3/6/26	USD	792,353	TWD	25,352,907	(123,626)
State Street	3/6/26	USD	795,071	TWD	25,351,639	(120,861)
UBS	3/6/26	USD	793,767	TWD	25,352,908	(122,212)
Bank of America	3/13/26	USD	135,153	TWD	3,832,950	(3,509)
Citibank	3/13/26	USD	137,009	TWD	3,833,525	(1,674)
Citibank	3/13/26	USD	1,170,084	TWD	31,966,683	13,644
Goldman Sachs	3/13/26	USD	135,026	TWD	3,833,525	(3,657)
Citibank	3/20/26	USD	86,646	TWD	2,787,571	(14,331)
Citibank	3/20/26	USD	259,922	TWD	8,362,716	(43,008)
HSBC	4/17/26	USD	798,850	TWD	25,000,000	(110,914)
HSBC	4/17/26	USD	1,173,951	TWD	31,966,683	10,666
JPMorgan	4/17/26	USD	799,182	TWD	25,000,000	(110,582)
UBS	4/17/26	USD	925,829	TWD	28,410,000	(108,026)
HSBC	4/24/26	USD	928,266	TWD	28,391,015	(105,941)
HSBC	4/24/26	USD	927,778	TWD	28,428,985	(107,812)
HSBC	4/24/26	USD	1,175,460	TWD	31,966,634	11,003
UBS	5/15/26	USD	762,991	TWD	21,666,666	(28,662)
UBS	5/15/26	USD	763,610	TWD	21,666,666	(28,043)
UBS	5/15/26	USD	761,757	TWD	21,666,667	(29,896)
UBS	5/15/26	USD	762,320	TWD	21,666,666	(29,333)
Citibank	5/22/26	USD	877,076	TWD	24,443,222	(16,931)
HSBC	5/22/26	USD	874,665	TWD	24,446,889	(19,476)
HSBC	5/22/26	USD	874,040	TWD	24,446,889	(20,101)
HSBC	5/29/26	USD	1,183,581	TWD	32,009,940	11,635
JPMorgan	5/29/26	USD	1,170,451	TWD	31,959,158	364
UBS	5/29/26	USD	1,179,350	TWD	31,930,902	10,298
JPMorgan	6/5/26	USD	1,125,968	TWD	31,054,205	(12,140)
UBS	6/5/26	USD	1,131,733	TWD	31,077,387	(7,225)
UBS	6/5/26	USD	1,132,126	TWD	31,054,204	(5,983)
UBS	6/5/26	USD	1,129,531	TWD	31,054,204	(8,577)
Citibank	6/12/26	USD	3,019,364	TWD	82,504,125	(7,408)
HSBC	6/12/26	USD	2,927,608	TWD	82,500,000	(99,013)
UBS	6/12/26	USD	2,933,040	TWD	82,491,750	(93,278)
UBS	6/12/26	USD	2,942,897	TWD	82,504,125	(83,875)
JPMorgan	6/26/26	USD	1,498,106	TWD	41,370,207	(22,704)
UBS	6/26/26	USD	1,490,365	TWD	41,309,931	(28,230)
PAGE 7 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	6/26/26	USD	1,493,382	TWD	41,309,931	$(25,213)
UBS	6/26/26	USD	1,494,841	TWD	41,309,931	(23,754)
Unrealized gain on currency forward contracts						1,015,489
Unrealized loss on currency forward contracts						(4,978,724)
Net unrealized loss on currency forward contracts						$(3,963,235)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 8

Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value (cost $570,746,764)	$624,727,560
Unrealized appreciation on currency forward contracts	1,015,489
Cash pledged as collateral for currency forward contracts	4,380,000
Cash denominated in foreign currency (cost $1,930,613)	1,930,931
Deposits with broker for futures contracts	816,337
Receivable for variation margin for futures contracts	84,693
Receivable for investments sold	1,116,028
Receivable for Fund shares sold	726,181
Dividends and interest receivable	2,269,100
Expense reimbursement receivable	55,199
Prepaid expenses and other assets	12,838
637,134,356
Liabilities:
Unrealized depreciation on currency forward contracts	4,978,724
Cash received as collateral for currency forward contracts	380,000
Payable for Fund shares redeemed	60,628
Deferred foreign capital gains tax	1,519,736
Management fees payable	276,879
Accrued expenses	187,597
7,403,564
Net Assets	$629,730,792
Net Assets Consist of:
Paid in capital	$575,233,443
Distributable earnings	54,497,349
$629,730,792
Fund shares outstanding	62,260,680
Net asset value per share	$10.11

Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends (net of foreign taxes of $731,682)	$8,168,556
Interest	399,395
8,567,951
Expenses:
Investment advisory fees	1,202,103
Custody and fund accounting fees	111,457
Administrative services fees	109,282
Professional services	146,728
Shareholder reports	15,143
Registration fees	31,709
Trustees fees	251,878
Miscellaneous	18,036
Total expenses	1,886,336
Expenses reimbursed by investment manager	(356,403)
Net expenses	1,529,933
Net Investment Income	7,038,018
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $157,454)	3,987,530
Futures contracts	1,238,758
Currency forward contracts	1,484,941
Foreign currency transactions	(5,881)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $845,077)	61,006,628
Futures contracts	866,592
Currency forward contracts	(7,700,253)
Foreign currency translation	40,561
Net realized and unrealized gain	60,918,876
Net Change in Net Assets From Operations	$67,956,894

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$7,038,018	$8,201,118
Net realized gain (loss)	6,705,348	2,650,226
Net change in unrealized appreciation/depreciation	54,213,528	7,610,636
	67,956,894	18,461,980
Distributions to Shareholders:
Total distributions	—	(7,107,894)
Fund Share Transactions:
Proceeds from sale of shares	213,203,010	121,762,166
Reinvestment of distributions	—	4,897,028
Cost of shares redeemed	(28,676,085)	(56,616,802)
Net change from Fund share transactions	184,526,925	70,042,392
Total change in net assets	252,483,819	81,396,478
Net Assets:
Beginning of period	377,246,973	295,850,495
End of period	$629,730,792	$377,246,973
Share Information:
Shares sold	22,012,592	13,460,908
Distributions reinvested	—	562,231
Shares redeemed	(3,129,186)	(6,492,745)
Net change in shares outstanding	18,883,406	7,530,394
PAGE 9 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Emerging Markets Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 11, 2021, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 10

Notes to Financial Statements (unaudited)
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$50,936,195	$—	$—
Consumer Discretionary	95,855,662	—	—
Consumer Staples	37,153,074	—	—
Energy	26,323,369	—	5
Financials	133,441,836	7,247,881	—
Health Care	24,004,023	—	—
Industrials	45,689,138	—	8
Information Technology	88,938,802	—	—
Materials	35,622,174	—	30
Real Estate	8,584,226	—	—
Utilities	17,848,297	91,343	—
Preferred Stocks
Consumer Discretionary	1,171,146	—	—
Consumer Staples	1,863,555	—	—
Financials	17,421,064	—	—
Industrials	303,296	—	—
Information Technology	10,569,999	—	—
Utilities	809,923	—	—
Short-Term Investments
Repurchase Agreements	—	14,628,712	—
Money Market Fund	6,223,802	—	—
Total Securities	$602,759,581	$21,967,936	$43
Other Investments
Futures Contracts
Appreciation	$360,790	$—	$—
Currency Forward Contracts
Appreciation	—	1,015,489	—
Depreciation	—	(4,978,724)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2025	$235,795
Net realized loss	(300,673)
PAGE 11 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
Common Stocks	Amount
Net change in unrealized appreciation/depreciation	64,921
Balance at 6/30/2025	43
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$1,015,489	$1,015,489
Futures contracts(a)	360,790	—	360,790
	$360,790	$1,015,489	$1,376,279
Liabilities
Unrealized depreciation on currency forward contracts	$—	$4,978,724	$4,978,724
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$1,238,758	$—	1,238,758
Currency forward contracts	—	1,484,941	1,484,941
	$1,238,758	$1,484,941	$2,723,699
Net change in unrealized appreciation/depreciation
Futures contracts	$866,592	$—	866,592
Currency forward contracts	—	(7,700,253)	(7,700,253)
	$866,592	$(7,700,253)	$(6,833,661)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-5%
Currency forward contracts	USD total value	28-32%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 12

Notes to Financial Statements (unaudited)
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$5,899	$(144,195)	$—	$(138,296)
Barclays	34,396	(99,676)	—	(65,280)
Citibank	23,954	(1,342,253)	1,318,299	—
Goldman Sachs	—	(148,943)	—	(148,943)
HSBC	158,818	(1,678,996)	1,520,178	—
JPMorgan	24,626	(454,065)	429,439	—
Morgan Stanley	153	(50,764)	—	(50,611)
Standard Chartered	347,530	(15,845)	(331,685)	—
State Street	3,224	(129,401)	—	(126,177)
UBS	416,889	(914,586)	497,697	—
	$1,015,489	$(4,978,724)	$3,433,928	$(529,307)
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of 0.05% of the Fund’s average daily net assets.Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio at 0.70%. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings (other than, through April 30, 2026, meetings held exclusively for the purpose of electing Trustees), fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Share ownership At June 30, 2025, Dodge & Cox and its executive officers owned in aggregate 10.4% of the Fund’s outstanding shares. Dodge & Cox Balanced Fund, another series of the Trust which is managed by Dodge & Cox, owned 22.6% of the Fund's outstanding shares.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, passive foreign investment companies, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Ordinary income	$—	$7,107,894
	($— per share)	($0.169 per share)
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(4,347,113)
Deferred loss[2]	(232,830)
Net unrealized depreciation	(8,879,602)
Total distributable earnings	$(13,459,545)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2024 and December 31, 2024. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2025.
At June 30, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$573,392,167
Unrealized appreciation	83,840,110
Unrealized depreciation	(36,107,162)
Net unrealized appreciation	47,732,948
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the
PAGE 13 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $838 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities, aggregated $235,251,771 and $57,958,584, respectively.
Note 7: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the requirements and expects the adoption of this ASU will not have a material impact on the financial statements.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 14

Financial Highlights (unaudited)
Selected Data and Ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,			Period from May 11, 2021 (Inception) to December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.70	$8.25	$7.42	$8.89	$10.00
Income from investment operations:
Net investment income	0.10	0.17	0.14	0.14	0.07
Net realized and unrealized gain (loss)	1.31	0.45	0.85	(1.47)	(1.06)
Total from investment operations	1.41	0.62	0.99	(1.33)	(0.99)
Distributions to shareholders from:
Net investment income	—	(0.17)	(0.16)	(0.14)	(0.12)
Net realized gain	—	—	—	—	—
Total distributions	—	(0.17)	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$10.11	$8.70	$8.25	$7.42	$8.89
Total return	16.21%	7.50%	13.37%	(14.91)%	(9.82)%
Ratios/supplemental data:
Net assets, end of period (millions)	$630	$377	$296	$173	$161
Ratio of expenses to average net assets	0.70%(a)	0.72%	0.70%	0.70%	0.70%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.86%(a)	0.95%	1.08%	1.25%	1.52%(a)
Ratio of net investment income to average net assets	3.21%(a)	2.41%	2.13%	2.22%	1.61%(a)
Portfolio turnover rate	14%	23%	22%	33%	7%
(a)	Annualized
See accompanying Notes to Financial Statements
PAGE 15 ■ Dodge & Cox Emerging Markets Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 16

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 17 ■ Dodge & Cox Emerging Markets Stock Fund

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 18

2025
June 30, 2025

Financial Statements and Other Information

Balanced Fund | Class I (dodbx) | Class X (doxbx)
ESTABLISHED 1931
06/25 BF SAR

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks: 63.1%
	Shares	Value
Communication Services: 5.4%
Media & Entertainment: 5.4%
Alphabet, Inc., Class A	445,300	$78,475,219
Alphabet, Inc., Class C	872,200	154,719,558
Baidu, Inc. ADR, Class A(a) (China)	445,200	38,180,352
Charter Communications, Inc., Class A(a)	472,549	193,182,757
Comcast Corp., Class A	4,270,048	152,398,013
EchoStar Corp., Class A(a)	1,063,449	29,457,537
Fox Corp., Class A	736,733	41,286,517
Fox Corp., Class B	103,780	5,358,162
Meta Platforms, Inc., Class A	121,100	89,382,699
News Corp., Class A	502,904	14,946,307
		797,387,121
Consumer Discretionary: 2.9%
Consumer Discretionary Distribution & Retail: 2.1%
Alibaba Group Holding, Ltd. ADR (China)	902,700	102,375,207
Amazon.com, Inc.(a)	735,500	161,361,345
Prosus NV ADR (China)	3,787,311	42,152,771
The Gap, Inc.	216,978	4,732,290
		310,621,613
Consumer Durables & Apparel: 0.2%
VF Corp.	2,227,600	26,174,300
Consumer Services: 0.6%
Booking Holdings, Inc.	16,200	93,785,688
		430,581,601
Consumer Staples: 2.6%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,556,600	175,689,552
Archer-Daniels-Midland Co.	381,978	20,160,799
Imperial Brands PLC ADR (United Kingdom)	3,732,400	147,280,504
Molson Coors Beverage Co., Class B	865,514	41,622,568
		384,753,423
Energy: 2.3%
Baker Hughes Co., Class A	2,754,300	105,599,862
ConocoPhillips	525,224	47,133,602
Occidental Petroleum Corp.	4,450,015	186,945,130
		339,678,594
Financials: 15.3%
Banks: 4.8%
Banco Santander SA(b) (Spain)	13,228,300	109,496,714
BNP Paribas SA ADR (France)	3,484,800	157,303,872
Credicorp, Ltd. (Peru)	402,797	90,033,185
HDFC Bank, Ltd. ADR (India)	1,704,000	130,645,680
Wells Fargo & Co.	2,611,542	209,236,745
		696,716,196
Financial Services: 8.7%
Capital One Financial Corp.	557,026	118,512,852
Fidelity National Information Services, Inc.	1,968,500	160,255,585
Fiserv, Inc.(a)	1,601,900	276,183,579
LPL Financial Holdings, Inc.	164,500	61,682,565
The Bank of New York Mellon Corp.	1,207,000	109,969,770
The Charles Schwab Corp.	3,942,700	359,731,948
The Goldman Sachs Group, Inc.	112,900	79,904,975
XP, Inc., Class A (Brazil)	5,288,300	106,823,660
		1,273,064,934

	Shares	Value
Insurance: 1.8%
Aegon, Ltd., NY Shs (Netherlands)	3,468,403	$25,111,237
AIA Group, Ltd. ADR (Hong Kong)	2,891,400	104,610,852
MetLife, Inc.	1,553,290	124,915,582
Willis Towers Watson PLC	31,584	9,680,496
		264,318,167
		2,234,099,297
Health Care: 16.5%
Health Care Equipment & Services: 7.9%
Baxter International, Inc.	2,572,300	77,889,244
CVS Health Corp.	4,897,400	337,822,652
Fresenius Medical Care AG ADR (Germany)	3,826,910	109,334,819
GE HealthCare Technologies, Inc.	1,334,300	98,831,601
Humana, Inc.	613,400	149,964,032
Medtronic PLC	623,700	54,367,929
The Cigna Group	452,365	149,542,821
UnitedHealth Group, Inc.	393,672	122,813,854
Zimmer Biomet Holdings, Inc.	673,500	61,429,935
		1,161,996,887
Pharmaceuticals, Biotechnology & Life Sciences: 8.6%
Alnylam Pharmaceuticals, Inc.(a)	130,900	42,685,181
Avantor, Inc.(a)	6,317,700	85,036,242
Bayer AG ADR (Germany)	6,249,700	47,122,738
BioMarin Pharmaceutical, Inc.(a)	955,200	52,507,344
Elanco Animal Health, Inc.(a)	5,759,600	82,247,088
Gilead Sciences, Inc.	1,641,180	181,957,627
GSK PLC ADR (United Kingdom)	5,416,295	207,985,728
Haleon PLC ADR (United Kingdom)	12,213,413	126,653,093
Incyte Corp.(a)	1,288,900	87,774,090
Neurocrine Biosciences, Inc.(a)	304,000	38,209,760
Regeneron Pharmaceuticals, Inc.	207,433	108,902,325
Roche Holding AG ADR (Switzerland)	1,454,000	59,265,040
Sanofi SA ADR (France)	2,805,365	135,527,183
		1,255,873,439
		2,417,870,326
Industrials: 6.9%
Capital Goods: 5.1%
Ashtead Group PLC(c) (United Kingdom)	2,005,700	128,543,334
Daikin Industries, Ltd. (Japan)	355,000	41,969,897
Fortive Corp.	1,835,000	95,658,550
GE Aerospace	163,900	42,186,221
Johnson Controls International PLC	1,684,114	177,876,121
Ralliant Corp.(a)	611,666	29,659,717
RTX Corp.	1,552,900	226,754,458
		742,648,298
Transportation: 1.8%
FedEx Corp.	555,934	126,369,357
Norfolk Southern Corp.	542,800	138,940,516
		265,309,873
		1,007,958,171
Information Technology: 3.7%
Semiconductors & Semiconductor Equipment: 1.1%
Microchip Technology, Inc.	477,887	33,628,908
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3,551,000	128,853,211
		162,482,119
PAGE 1 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Common Stocks (continued)
	Shares	Value
Software & Services: 1.6%
Cognizant Technology Solutions Corp., Class A	575,000	$44,867,250
Microsoft Corp.	371,600	184,837,556
		229,704,806
Technology, Hardware & Equipment: 1.0%
HP, Inc.	1,022,330	25,006,192
TE Connectivity PLC (Switzerland)	483,136	81,490,549
Teledyne Technologies, Inc.(a)	96,400	49,386,684
		155,883,425
		548,070,350
Materials: 3.5%
Air Products & Chemicals, Inc.	484,409	136,632,402
Akzo Nobel NV ADR (Netherlands)	2,126,200	49,689,294
Celanese Corp.	815,032	45,095,721
Glencore PLC(c) (Australia)	18,105,400	70,481,326
International Flavors & Fragrances, Inc.	1,186,400	87,259,720
LyondellBasell Industries NV, Class A	1,022,400	59,156,064
Nutrien, Ltd. (Canada)	1,045,100	60,866,624
		509,181,151
Real Estate: 2.3%
Equity Real Estate Investment Trusts (Reits): 2.3%
Gaming & Leisure Properties, Inc. REIT	1,086,054	50,697,001
SBA Communications Corp. REIT, Class A	595,800	139,917,672
Sun Communities, Inc. REIT	1,108,900	140,264,761
		330,879,434
Utilities: 1.7%
American Electric Power Co., Inc.	860,600	89,295,856
Dominion Energy, Inc.	2,722,500	153,875,700
		243,171,556
Total Common Stocks (Cost $6,692,293,889)		$9,243,631,024
Debt Securities: 33.3%
	Par Value	Value
U.S. Treasury: 5.2%
U.S. Treasury Inflation Indexed
2.50%, 1/15/29(d)	$40,338,000	$41,969,460
1.625%, 10/15/29(d)	170,241,470	172,330,850
1.50%, 2/15/53(d)	16,029,733	12,689,011
2.375%, 2/15/55(d)	19,985,800	19,310,949
U.S. Treasury Note/Bond
3.75%, 4/30/27	71,209,000	71,197,874
4.50%, 5/15/27	45,162,000	45,756,515
3.875%, 5/31/27	44,092,000	44,195,341
3.75%, 5/15/28	162,931,000	163,172,851
4.625%, 11/15/44	106,247,000	104,005,852
5.00%, 5/15/45	17,685,000	18,165,811
4.25%, 8/15/54	62,702,000	57,259,662
4.50%, 11/15/54	11,017,000	10,498,857
		760,553,033
Government-Related: 1.1%
Agency: 0.7%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,371,668
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	38,299,000	35,582,751
6.375%, 1/23/45	10,725,000	7,596,773

	Par Value	Value
6.75%, 9/21/47	$11,625,000	$8,419,882
7.69%, 1/23/50	52,680,000	41,437,308
		97,408,382
Local Authority: 0.2%
State of Illinois GO
5.10%, 6/1/33	33,056,520	33,155,183
		33,155,183
Sovereign: 0.2%
Colombia Government International (Colombia)
7.375%, 4/25/30	4,925,000	5,091,616
8.50%, 4/25/35	3,925,000	4,072,115
7.75%, 11/7/36	9,425,000	9,203,041
5.625%, 2/26/44	8,100,000	5,976,178
5.00%, 6/15/45	8,300,000	5,592,154
8.375%, 11/7/54	3,875,000	3,677,569
		33,612,673
		164,176,238
Securitized: 15.6%
Asset-Backed: 2.6%
Auto Loan: 0.9%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23%, 5/15/28	9,660,609	9,713,428
Series 2024-B A3, 5.10%, 4/15/29	12,828,000	12,990,937
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	12,556,000	12,592,151
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33%, 5/15/29	13,002,000	13,032,079
Series 2025-2 A4, 4.28%, 8/15/31	12,871,000	12,939,295
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84%, 3/15/29	33,250,000	33,588,884
Series 2025-A A3, 4.32%, 10/15/29	3,466,000	3,479,388
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	12,823,000	12,944,626
Volkswagen Auto Loan Enhanced Trust
Series 2025-1 A3, 4.50%, 8/20/29	21,413,000	21,572,096
		132,852,884
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	132,945	134,012
		134,012
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	8,944,510	9,219,966
8.20%, 4/6/28(e)	6,491,300	6,767,076
		15,987,042
Student Loan: 1.6%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 5.57%, 3/25/66(e)	25,314,260	24,903,386
+1.414%, Series 2016-6A A3, 5.72%, 3/25/66(e)	17,698,559	17,876,114
+0.914%, Series 2017-5A A, 5.22%, 7/26/66(e)	3,664,156	3,630,262
+1.264%, Series 2017-1A A3, 5.57%, 7/26/66(e)	3,837,421	3,847,585
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
+1.164%, Series 2017-2A A, 5.47%, 12/27/66(e)	$5,608,268	$5,602,279
+0.864%, Series 2018-2A A3, 5.17%, 3/25/67(e)	56,072,211	55,359,175
+1.114%, Series 2019-2A A2, 5.42%, 2/27/68(e)	2,474,813	2,465,078
+0.814%, Series 2016-1A A, 5.12%, 2/25/70(e)	4,013,927	3,993,794
+0.664%, Series 2021-2A A1B, 4.97%, 2/25/70(e)	10,807,542	10,587,784
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.22%, 3/25/26	32,415,918	32,176,491
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 5.225%, 1/25/41	2,964,442	2,923,051
+0.431%, Series 2006-2 A6, 4.795%, 1/25/41	5,980,778	5,761,826
+0.421%, Series 2006-8 A6, 4.785%, 1/25/41	3,241,156	3,112,601
+0.811%, Series 2004-3A A6B, 5.175%, 10/25/64(e)	13,012,163	12,972,025
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	2,964,100	2,921,543
Series 2023-C A1A, 5.67%, 11/15/52(e)	8,599,573	8,826,789
Series 2023-A A1A, 5.38%, 1/15/53(e)	12,008,254	12,179,495
Series 2023-D A1A, 6.15%, 9/15/53(e)	11,253,569	11,810,044
Series 2025-A A1A, 5.13%, 4/15/54(e)	8,453,962	8,547,845
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,183,796	1,203,722
		230,700,889
		379,674,827
CMBS: 0.0%
Agency CMBS: 0.0%*
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.464%, 3/25/26(f)	9,103,712	63,779
Series K056 X1, 1.362%, 5/25/26(f)	3,783,047	27,562
Series K064 X1, 0.725%, 3/25/27(f)	8,358,867	69,730
Series K065 X1, 0.794%, 4/25/27(f)	40,499,029	423,231
Series K066 X1, 0.867%, 6/25/27(f)	34,720,832	390,943
Series K069 X1, 0.467%, 9/25/27(f)	210,992,208	1,430,612
Series K090 X1, 0.853%, 2/25/29(f)	176,526,744	4,111,431
		6,517,288
		6,517,288
Mortgage-Related: 13.0%
CMO & REMIC: 2.9%
Dept. of Veterans Affairs
Series 2002-1 2J, 6.50%, 8/15/31	1,566,693	1,577,998
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	594,863	603,716
Trust 2009-30 AG, 6.50%, 5/25/39	463,006	493,783
Trust 2020-45 HD, 3.50%, 7/25/40	702,583	662,797
Trust 2001-T7 A1, 7.50%, 2/25/41	468,941	494,261

	Par Value	Value
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	$263,956	$270,180
Trust 2001-T4 A1, 7.50%, 7/25/41	452,024	458,047
Trust 2001-T8 A1, 7.50%, 7/25/41	378,138	385,903
Trust 2001-W3 A, 7.00%, 9/25/41(f)	222,455	222,743
Trust 2001-T10 A2, 7.50%, 12/25/41	248,066	253,741
Trust 2013-106 MA, 4.00%, 2/25/42	2,771,602	2,753,102
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	402,903	400,158
Trust 2002-W8 A2, 7.00%, 6/25/42	644,277	672,833
Trust 2003-W2 1A2, 7.00%, 7/25/42	481,048	502,708
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,013,782	1,057,052
Trust 2003-W4 4A, 5.205%, 10/25/42(f)	477,648	489,237
Trust 2012-121 NB, 7.00%, 11/25/42	471,338	500,526
Trust 2013-19 ZA, 3.50%, 3/25/43	16,463,996	15,563,364
Trust 2004-T1 1A2, 6.50%, 1/25/44	321,460	330,544
Trust 2004-W2 5A, 7.50%, 3/25/44	400,384	415,052
Trust 2004-W8 3A, 7.50%, 6/25/44	68,370	70,159
Trust 2005-W4 1A2, 6.50%, 8/25/45	897,447	932,755
Trust 2009-11 MP, 7.00%, 3/25/49	1,042,693	1,127,800
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 4.97%, 9/25/43	1,758,352	1,741,535
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	10,985,432	11,129,509
Series T-51 1A, 6.50%, 9/25/43(f)	101,016	104,410
Series T-59 1A1, 6.50%, 10/25/43	3,604,290	3,698,133
Series 4281 BC, 4.50%, 12/15/43(f)	10,489,821	10,434,267
Series 4384 DZ, 2.50%, 9/15/44	19,677,923	17,398,234
Series 4680 GZ, 3.50%, 3/15/47	13,951,852	12,640,929
United States 30 Day Average SOFR
+0.85%, Series 5524 FM, 5.155%, 4/25/55	48,491,352	48,384,419
+0.724%, Series 314 F2, 5.028%, 9/15/43	4,280,729	4,250,825
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 5.066%, 9/20/64	895,279	895,377
+0.814%, Series 2020-H02 FA, 5.146%, 1/20/70	13,932,148	13,880,230
+0.764%, Series 2020-H01 FV, 5.096%, 1/20/70	19,124,835	19,021,886
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.852%, 2/20/67	5,132,903	5,122,756
+0.8%, Series 2023-H05 FJ, 5.102%, 2/20/68	28,783,047	28,812,230
+0.41%, Series 2022-H06 FC, 4.712%, 8/20/68	28,294,199	28,034,928
+1.02%, Series 2023-H08 FE, 5.322%, 8/20/71	21,256,777	21,347,226
+1%, Series 2022-H20 FB, 5.302%, 8/20/71	29,413,951	29,485,215
+0.82%, Series 2022-H04 HF, 5.122%, 2/20/72	6,595,247	6,581,921
+0.67%, Series 2022-H09 FA, 4.972%, 4/20/72	20,556,579	20,357,244
PAGE 3 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
+0.74%, Series 2022-H09 FC, 5.042%, 4/20/72	$25,297,637	$25,235,101
+0.97%, Series 2022-H11 EF, 5.272%, 5/20/72	14,717,199	14,782,164
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	6,616,382	6,670,623
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	8,574,797	8,635,574
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	5,547,935	5,588,545
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	14,112,478	14,189,744
+0.795%, Series 2018-H08 GF, 4.557%, 5/20/68	3,780,515	3,781,000
+0.965%, Series 2018-H13 BF, 6.015%, 6/20/68	11,935,393	12,029,512
+0.995%, Series 2019-H04 EF, 5.154%, 11/20/68	15,408,522	15,531,009
+0.965%, Series 2019-H01 FV, 5.199%, 12/20/68	1,750,699	1,762,764
		421,765,769
Federal Agency Mortgage Pass-Through: 10.1%
Fannie Mae, 15 Year
4.50%, 1/1/27	18,829	18,735
3.50%, 1/1/27 - 12/1/29	954,221	943,266
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	9,188,329	9,090,101
4.50%, 1/1/31 - 12/1/34	11,218,172	11,238,357
3.50%, 4/1/36 - 4/1/37	6,139,902	5,961,935
2.50%, 4/1/42	34,062,442	30,334,544
3.00%, 8/1/42	21,195,090	19,289,192
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	3,532,683	3,691,470
5.50%, 7/1/33 - 8/1/37	2,562,235	2,633,879
6.00%, 9/1/36 - 8/1/37	3,105,019	3,224,342
7.00%, 8/1/37	111,697	118,676
4.50%, 3/1/40 - 10/1/52	35,354,435	33,898,349
5.00%, 12/1/48 - 3/1/49	2,656,096	2,652,852
2.50%, 6/1/50 - 10/1/50	113,720,987	95,627,816
2.00%, 9/1/50 - 12/1/50	82,940,212	66,715,172
3.00%, 3/1/52	28,519,596	24,965,412
3.50%, 4/1/52 - 8/1/52	306,147,167	277,546,010
4.00%, 10/1/52 - 7/1/53	124,525,178	115,973,939
Fannie Mae, 40 Year
4.50%, 6/1/56	12,336,096	11,911,656
Fannie Mae, Hybrid ARM
7.113%, 9/1/34(f)	147,395	150,192
6.082%, 12/1/34(f)	152,087	152,352
6.54%, 1/1/35(f)	200,021	203,190
6.319%, 1/1/35(f)	203,426	208,388
7.267%, 8/1/35(f)	100,338	102,014
6.601%, 5/1/37(f)	380,741	388,393
6.78%, 11/1/40(f)	162,902	165,857
6.52%, 12/1/40(f)	350,919	360,035
6.316%, 11/1/43(f)	583,858	601,227
6.519%, 4/1/44(f)	1,308,791	1,353,378
6.37%, 11/1/44(f)	1,535,056	1,581,313
6.225%, 12/1/44(f)	1,165,625	1,200,354
7.09%, 9/1/45(f)	424,242	434,874
6.288%, 12/1/45(f)	1,037,305	1,067,383
6.428%, 1/1/46(f)	395,540	405,376
3.09%, 4/1/46(f)	1,237,958	1,274,112
2.541%, 12/1/46(f)	2,642,692	2,651,430

	Par Value	Value
7.17%, 6/1/47(f)	$452,094	$466,059
7.483%, 7/1/47(f)	1,064,100	1,096,748
7.236%, 8/1/47(f)	1,178,551	1,214,614
4.143%, 1/1/49(f)	1,084,474	1,130,594
1.937%, 4/1/52(f)	13,665,638	12,770,631
1.944%, 4/1/52(f)	32,242,114	28,989,276
2.319%, 4/1/52(f)	19,106,395	17,381,410
2.639%, 7/1/52(f)	15,813,944	14,615,584
Freddie Mac, Hybrid ARM
6.861%, 5/1/34(f)	200,414	204,460
6.75%, 10/1/35(f)	281,257	290,169
6.479%, 4/1/37(f)	515,209	530,216
7.376%, 9/1/37(f)	420,625	433,441
7.384%, 1/1/38(f)	99,549	101,318
6.944%, 2/1/38(f)	306,773	316,424
7.586%, 7/1/38(f)	42,641	43,879
6.563%, 10/1/38(f)	129,706	131,150
7.141%, 10/1/41(f)	73,928	76,245
7.044%, 8/1/42(f)	519,750	537,818
6.457%, 5/1/44(f)	1,431,248	1,474,678
6.36%, 5/1/44(f)	69,385	70,687
6.365%, 6/1/44(f)	522,563	532,232
7.495%, 6/1/44(f)	479,114	496,949
6.834%, 1/1/45(f)	1,206,536	1,243,023
7.318%, 10/1/45(f)	737,554	759,243
7.166%, 10/1/45(f)	948,617	976,100
7.505%, 7/1/47(f)	384,975	396,111
5.33%, 1/1/49(f)	2,987,584	3,061,281
3.268%, 1/1/49(f)	7,590,092	7,368,732
3.737%, 3/1/49(f)	892,512	907,355
2.303%, 5/1/52(f)	12,904,908	11,689,309
2.024%, 5/1/52(f)	36,912,234	33,280,987
4.127%, 1/1/53(f)	7,841,350	7,717,297
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	6,626	6,598
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	126,486	130,764
4.50%, 4/1/31 - 6/1/31	1,477,238	1,483,752
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,152,151	1,204,139
7.00%, 11/1/37 - 9/1/38	1,082,843	1,159,924
5.50%, 12/1/37	132,885	136,988
6.00%, 2/1/39	310,156	325,470
4.50%, 9/1/41 - 6/1/42	9,073,928	9,028,179
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	96,781,341	88,113,860
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	108,160,605	91,068,874
2.00%, 9/1/50	68,634,409	55,176,881
3.00%, 2/1/52 - 6/1/52	116,501,505	101,599,729
3.50%, 5/1/52 - 8/1/53	168,510,074	152,408,680
4.00%, 9/1/52 - 3/1/53	35,520,782	33,074,790
4.50%, 10/1/52 - 1/1/54	65,475,970	62,737,907
Ginnie Mae, 30 Year
7.50%, 10/15/25	234	234
		1,476,096,360
		1,897,862,129
		2,284,054,244
Corporate: 11.4%
Financials: 4.8%
Bank of America Corp.
4.45%, 3/3/26	3,970,000	3,965,779
4.25%, 10/22/26	2,970,000	2,964,591
4.183%, 11/25/27	7,925,000	7,893,009
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
4.623%, 5/9/29(g)	$4,650,000	$4,679,509
3.846%, 3/8/37(g)	40,560,000	37,116,215
Barclays PLC (United Kingdom)
5.829%, 5/9/27(g)	7,700,000	7,778,400
4.836%, 5/9/28	4,525,000	4,531,814
5.501%, 8/9/28(g)	10,750,000	10,964,066
5.746%, 8/9/33(g)	9,500,000	9,847,198
6.224%, 5/9/34(g)	2,800,000	2,971,795
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,206,723
4.625%, 3/13/27(e)	12,175,000	12,167,778
5.085%, 5/9/31(e)(g)	4,500,000	4,543,864
2.588%, 8/12/35(e)(g)	6,500,000	5,727,366
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,306,375
2.75%, 10/1/26	22,161,000	21,670,901
2.90%, 3/15/30	7,270,000	6,679,420
3.25%, 1/30/31	5,850,000	5,360,735
6.50%, 1/15/34	14,850,000	15,898,189
Capital One Financial Corp.
4.20%, 10/29/25	11,475,000	11,458,663
4.927%, 5/10/28(g)	10,075,000	10,148,754
7.624%, 10/30/31(g)	10,600,000	11,976,364
Citigroup, Inc.
6.25%, (g)(h)(i)	45,886,000	46,334,352
4.412%, 3/31/31(g)	6,000,000	5,936,323
United States 90 Day Average SOFR
+6.63%, 10.911%, 10/30/40(h)	37,080,925	43,859,170
Elevance Health, Inc.
4.75%, 2/15/30	20,000,000	20,237,090
2.25%, 5/15/30	5,000,000	4,513,698
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(g)	5,525,000	5,603,115
4.762%, 3/29/33(g)	32,986,000	32,295,704
6.50%, 5/2/36	17,805,000	19,287,979
6.50%, 9/15/37	3,265,000	3,492,320
JPMorgan Chase & Co.
1.04%, 2/4/27(g)	17,500,000	17,139,135
8.75%, 9/1/30(h)	25,692,000	30,389,717
2.739%, 10/15/30(g)	5,000,000	4,662,205
2.956%, 5/13/31(g)	11,793,000	10,904,989
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,097,182
3.75%, 3/18/28(g)	8,025,000	7,927,022
7.953%, 11/15/33(g)	14,000,000	16,041,045
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(g)	11,800,000	12,254,740
6.016%, 3/2/34(g)	13,000,000	13,755,110
3.032%, 11/28/35(g)	12,365,000	11,155,399
The Charles Schwab Corp.
5.643%, 5/19/29(g)	4,500,000	4,664,307
5.853%, 5/19/34(g)	2,500,000	2,655,778
6.136%, 8/24/34(g)	5,075,000	5,491,045
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(g)	12,695,000	12,517,742
4.937%, 4/23/28(g)	4,600,000	4,635,852
5.218%, 4/23/31(g)	5,625,000	5,766,589
UBS Group AG (Switzerland)
9.25%, (e)(g)(h)(i)	22,775,000	26,337,261
5.959%, 1/12/34(e)(g)	23,275,000	24,501,856
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(g)	29,960,000	31,689,848

	Par Value	Value
5.459%, 6/30/35(e)(g)	$7,325,000	$7,282,646
Unum Group
6.75%, 12/15/28	8,417,000	8,996,594
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,362,510
4.30%, 7/22/27	13,145,000	13,147,589
2.572%, 2/11/31(g)	12,005,000	10,997,980
4.897%, 7/25/33(g)	11,000,000	11,002,138
5.389%, 4/24/34(g)	1,900,000	1,944,170
		695,737,708
Industrials: 5.6%
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	10,005,950
6.375%, 11/21/30(e)	6,200,000	6,588,756
6.50%, 11/21/33(e)	11,350,000	12,170,097
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	84,228,000	96,706,946
6.343%, 8/2/30	3,900,000	4,202,558
4.742%, 3/16/32	15,335,000	15,245,994
6.421%, 8/2/33	3,900,000	4,235,481
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	14,366,179
3.875%, 7/11/31(e)	13,105,000	12,081,185
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	13,898,799
4.40%, 4/1/33	2,475,000	2,330,391
4.50%, 6/1/33(e)	21,105,000	19,290,610
4.25%, 1/15/34(e)	2,525,000	2,247,722
6.55%, 5/1/37	11,000,000	11,361,011
6.75%, 6/15/39	6,160,000	6,385,395
6.484%, 10/23/45	18,957,000	18,783,370
Cox Enterprises, Inc.
3.35%, 9/15/26(e)	24,386,000	24,007,862
3.50%, 8/15/27(e)	16,200,000	15,887,886
CVS Health Corp.
7.00%, 3/10/55(g)(h)	24,355,000	25,119,996
Dillard's, Inc.
7.75%, 7/15/26	50,000	50,749
7.75%, 5/15/27	540,000	564,611
7.00%, 12/1/28	15,135,000	15,959,547
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,522,834
Fibercop SpA (Italy)
7.20%, 7/18/36(e)	8,688,000	8,467,178
7.721%, 6/4/38(e)	5,536,000	5,499,231
Ford Motor Credit Co. LLC
3.375%, 11/13/25	9,350,000	9,287,729
4.389%, 1/8/26	18,850,000	18,765,755
4.542%, 8/1/26	18,304,000	18,178,358
2.70%, 8/10/26	12,700,000	12,364,999
4.95%, 5/28/27	10,000,000	9,933,719
7.35%, 11/4/27	4,000,000	4,154,208
6.80%, 5/12/28	3,100,000	3,203,927
HCA Healthcare, Inc.
5.00%, 3/1/28	2,425,000	2,461,029
5.25%, 3/1/30	8,610,000	8,826,923
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	25,416,394
3.50%, 7/26/26(e)	7,800,000	7,707,587
6.125%, 7/27/27(e)	11,425,000	11,791,955
3.875%, 7/26/29(e)	27,915,000	27,046,143
Japan Tobacco, Inc. (Japan)
PAGE 5 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
4.85%, 5/15/28(e)	$2,550,000	$2,588,280
5.25%, 6/15/30(e)	3,600,000	3,704,900
5.85%, 6/15/35(e)	2,425,000	2,535,791
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,132,286
Mars, Inc.
4.45%, 3/1/27(e)	2,175,000	2,182,530
4.60%, 3/1/28(e)	10,025,000	10,106,492
4.80%, 3/1/30(e)	5,075,000	5,141,990
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,703,923
2.80%, 4/1/27	6,350,000	6,189,821
2.95%, 4/1/30	5,000,000	4,669,236
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	10,074,676
5.125%, 2/13/31	5,925,000	6,102,428
Prosus NV (China)
4.85%, 7/6/27(e)	14,200,000	14,216,373
3.68%, 1/21/30(e)	3,750,000	3,535,284
3.061%, 7/13/31(e)	38,650,000	34,235,147
4.193%, 1/19/32(e)	13,680,000	12,813,368
4.987%, 1/19/52(e)	6,779,000	5,230,654
Synopsys, Inc.
4.65%, 4/1/28	1,550,000	1,565,778
4.85%, 4/1/30	7,035,000	7,132,575
5.00%, 4/1/32	3,575,000	3,621,239
TC Energy Corp. (Canada)
5.875%, 8/15/76(g)(h)	7,465,000	7,476,770
5.30%, 3/15/77(g)(h)	29,935,000	29,730,885
5.50%, 9/15/79(g)(h)	9,435,000	9,341,946
The Cigna Group
7.875%, 5/15/27	17,587,000	18,632,657
4.375%, 10/15/28	5,211,000	5,217,265
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,694,608
3.375%, 4/15/29	6,500,000	6,253,958
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	12,004,102
5.25%, 6/6/29(e)	2,594,000	2,576,496
Union Pacific Corp.
6.176%, 1/2/31	2,015,315	2,092,969
VMware, Inc.
1.40%, 8/15/26	19,765,000	19,116,342
4.65%, 5/15/27	14,137,000	14,219,472
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(h)	18,300,000	19,093,214
		822,052,519
Utilities: 1.0%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,328,942
Dominion Energy, Inc.
3.375%, 4/1/30	7,500,000	7,127,445
5.00%, 6/15/30	28,981,000	29,576,573
NextEra Energy, Inc.
5.749%, 9/1/25	3,975,000	3,980,828
4.625%, 7/15/27	10,075,000	10,137,102
4.90%, 3/15/29	11,975,000	12,166,960
5.05%, 3/15/30	14,650,000	14,990,942
The Southern Co.
5.113%, 8/1/27	11,900,000	12,078,722
4.85%, 6/15/28	12,475,000	12,689,359

	Par Value	Value
4.00%, 1/15/51(g)(h)	$19,036,000	$18,925,996
3.75%, 9/15/51(g)(h)	19,900,000	19,625,799
		152,628,668
		1,670,418,895
Total Debt Securities (Cost $4,961,451,037)		$4,879,202,410
Mutual Funds: 1.0%
	Shares	Value
Dodge & Cox Emerging Markets Stock Fund(k)	14,071,008	$142,257,888
Total Mutual Funds (Cost $140,000,000)		$142,257,888
Short-Term Investments: 2.1%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corp.(l) 4.38%, dated 6/30/25, due 7/1/25, maturity value $205,024,942	$205,000,000	205,000,000
Fixed Income Clearing Corp.(l) 1.80%, dated 6/30/25, due 7/1/25, maturity value $14,619,411	14,618,680	14,618,680
		219,618,680
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	90,406,357	90,406,357
Total Short-Term Investments (Cost $310,025,037)		$310,025,037
Total Investments In Securities (Cost $12,103,769,963)	99.5%	$14,575,116,359
Other Assets Less Liabilities	0.5%	66,032,371
Net Assets	100.0%	$14,641,148,730
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2025
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Hybrid security: characteristics of both a debt and equity security.
(i)	Perpetual security: no stated maturity date.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox. See below regarding holdings of affiliates
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.625-4.125%, 5/31/27-5/31/32. Total collateral value is $224,011,090.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index	(1,925)	9/19/25	$(601,923,437)	$(21,289,862)
Euro-Bobl	(598)	9/8/25	(82,895,497)	379,482
Long-Term U.S. Treasury Bond	700	9/19/25	80,828,125	3,226,504
				$(17,683,876)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	10/10/25	USD	22,707,892	EUR	20,612,245	$(1,731,505)
Standard Chartered	10/10/25	USD	22,838,757	EUR	20,716,508	(1,724,262)
Barclays	1/8/26	USD	20,498,330	EUR	19,390,089	(2,617,581)
HSBC	1/8/26	USD	20,666,551	EUR	19,531,773	(2,618,268)
Unrealized gain on currency forward contracts						—
Unrealized loss on currency forward contracts						(8,691,616)
Net unrealized loss on currency forward contracts						$(8,691,616)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of Affiliate
The Fund held shares of the fund listed below, which is a fund also managed by Dodge & Cox. The issuer was considered to be an affiliate of the Fund because it is under common control with the Fund. Further detail on these holdings and related activity during the period appear below.
PAGE 7 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Holdings of Affiliate  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Mutual Funds 1.0%
Dodge & Cox Emerging Markets Stock Fund	$ —	$140,000,200	$(194)	$(6)	$2,257,888	$142,257,888	$—
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 8

Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $11,963,769,963)	$14,432,858,471
Affiliated issuers (cost $140,000,000)	142,257,888
14,575,116,359
Cash pledged as collateral for currency forward contracts	7,490,000
Cash denominated in foreign currency (cost $332,345)	334,043
Deposits with broker for futures contracts	42,371,543
Receivable for investments sold	971,095
Receivable for Fund shares sold	2,908,180
Dividends and interest receivable	58,420,452
Expense reimbursement receivable	137,302
Prepaid expenses and other assets	40,754
14,687,789,728
Liabilities:
Unrealized depreciation on currency forward contracts	8,691,616
Cash received as collateral for currency forward contracts	260,000
Payable for variation margin for futures contracts	2,264,187
Payable for investments purchased	23,390,073
Payable for Fund shares redeemed	6,133,527
Management fees payable	5,857,446
Accrued expenses	44,149
46,640,998
Net Assets	$14,641,148,730
Net Assets Consist of:
Paid in capital	$11,386,443,200
Distributable earnings	3,254,705,530
$14,641,148,730
Class I
Total net assets	$12,414,205,134
Shares outstanding	115,242,377
Net asset value per share	$107.72
Class X
Total net assets	$2,226,943,596
Shares outstanding	20,669,641
Net asset value per share	$107.74

Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends (net of foreign taxes of $5,384,941)	$119,909,240
Interest (net of foreign taxes of $624)	128,652,144
248,561,384
Expenses:
Investment advisory fees	28,575,123
Administrative services fees
Class I	6,014,999
Class X	564,391
Custody and fund accounting fees	134,150
Professional services	174,198
Shareholder reports	98,193
Registration fees	68,494
Trustees fees	251,878
Miscellaneous	443,332
Total expenses	36,324,758
Expenses reimbursed by investment manager	(570,197)
Net expenses	35,754,561
Net Investment Income	212,806,823
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	752,797,918
Investments in securities of affiliated issuers	(6)
Futures contracts	16,578,613
Currency forward contracts	3,746,239
Foreign currency transactions	55,428
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	243,493,485
Investments in securities of affiliated issuers	2,257,888
Futures contracts	(32,721,501)
Currency forward contracts	(14,657,497)
Foreign currency translation	295,281
Net realized and unrealized gain	971,845,848
Net Change in Net Assets From Operations	$1,184,652,671
PAGE 9 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$212,806,823	$407,250,185
Net realized gain (loss)	773,178,192	791,382,901
Net change in unrealized appreciation/depreciation	198,667,656	21,831,203
	1,184,652,671	1,220,464,289
Distributions to Shareholders:
Class I	(300,687,215)	(950,216,506)
Class X	(54,517,075)	(181,717,049)
Total distributions	(355,204,290)	(1,131,933,555)
Fund Share Transactions:
Class I
Proceeds from sales of shares	737,799,709	782,990,779
Reinvestment of distributions	280,970,545	892,387,770
Cost of shares redeemed	(1,197,389,980)	(2,408,640,255)
Class X
Proceeds from sales of shares	174,978,096	918,500,552
Reinvestment of distributions	54,517,047	181,717,049
Cost of shares redeemed	(509,848,524)	(303,930,150)
Net change from Fund share transactions	(458,973,107)	63,025,745
Total change in net assets	370,475,274	151,556,479
Net Assets:
Beginning of period	14,270,673,456	14,119,116,977
End of period	$14,641,148,730	$14,270,673,456
Share Information:
Class I
Shares sold	7,016,386	7,479,240
Distributions reinvested	2,656,151	8,717,660
Shares redeemed	(11,413,644)	(23,173,286)
Net change in shares outstanding	(1,741,107)	(6,976,386)
Class X
Shares sold	1,664,381	8,938,881
Distributions reinvested	515,267	1,775,077
Shares redeemed	(4,850,559)	(2,893,922)
Net change in shares outstanding	(2,670,911)	7,820,036
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 10

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Balanced Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 26, 1931, and seeks income and long-term capital appreciation. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the invest ment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing
PAGE 11 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Dodge & Cox Balanced Fund ■ PAGE 12

Notes to Financial Statements (unaudited)
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$797,387,121	$—
Consumer Discretionary	430,581,601	—
Consumer Staples	384,753,423	—
Energy	339,678,594	—
Financials	2,234,099,297	—
Health Care	2,417,870,326	—
Industrials	1,007,958,171	—
Information Technology	548,070,350	—
Materials	509,181,151	—
Real Estate	330,879,434	—
Utilities	243,171,556	—
Debt Securities
U.S. Treasury	—	760,553,033
Government-Related	—	164,176,238
Securitized	—	2,284,054,244
Corporate	—	1,670,418,895
Mutual Funds	142,257,888	—
Short-Term Investments
Repurchase Agreements	—	219,618,680
Money Market Fund	90,406,357	—
Total Securities	$9,476,295,269	$5,098,821,090
Other Investments
Futures Contracts
Appreciation	$3,605,986	$—
Depreciation	(21,289,862)	—
Currency Forward Contracts
Depreciation	—	(8,691,616)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used short equity index futures contracts to reduce the exposure of the Fund’s equity allocation to a general downturn in the equity markets. The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
PAGE 13 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Futures contracts(a)	$—	3,605,986	$—	$3,605,986
Liabilities
Unrealized depreciation on currency forward contracts	$—	—	$8,691,616	$8,691,616
Futures contracts(a)	21,289,862	—	—	21,289,862
	$21,289,862	$—	$8,691,616	$29,981,478
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$20,195,370	(3,616,757)	$—	16,578,613
Currency forward contracts	—	—	3,746,239	3,746,239
	$20,195,370	$(3,616,757)	$3,746,239	$20,324,852
Net change in unrealized appreciation/depreciation
Futures contracts	$(39,059,123)	6,337,622	$—	(32,721,501)
Currency forward contracts	—	—	(14,657,497)	(14,657,497)
	$(39,059,123)	$6,337,622	$(14,657,497)	$(47,378,998)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	4-6%
Currency forward contracts	USD total value	0-1%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$—	$(1,731,505)	$1,350,000	$(381,505)
Barclays	—	(2,617,581)	2,280,000	(337,581)
HSBC	—	(2,618,268)	2,280,000	(338,268)
Standard Chartered	—	(1,724,262)	1,580,000	(144,262)
	$—	$(8,691,616)	$7,490,000	$(1,201,616)
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.42%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on port
Dodge & Cox Balanced Fund ■ PAGE 14

Notes to Financial Statements (unaudited)
folio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $519,102.
Investment in Dodge & Cox Emerging Markets Stock Fund The Fund holds shares of Dodge & Cox Emerging Markets Stock Fund ("EMSF"), another series of the Trust, of which Dodge & Cox is the investment manager. Dodge & Cox has agreed to reimburse the amount of EMSF's net operating expenses indirectly borne by the Fund. For the six months ended June 30, 2025, Dodge & Cox reimbursed such expenses in the amount of $51,095 associated with the Fund's investment in EMSF.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), redemptions in-kind, certain corporate action transactions, REITs, straddles, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$180,392,287	$319,155,581
Long-term capital gain	$120,294,928	$631,060,925
Class X
Ordinary income	$33,184,108	$61,222,367
Long-term capital gain	$21,332,967	$120,494,682
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$141,558,898
Net unrealized appreciation	2,283,698,251
Total distributable earnings	$2,425,257,149
At June 30, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$12,049,081,121
Unrealized appreciation	3,068,968,645
Unrealized depreciation	(569,308,899)
Net unrealized appreciation	2,499,659,746
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $243,466,309 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $32,941 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities and U.S. government
PAGE 15 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
securities, aggregated $1,253,632,151 and $1,578,927,549, respectively. For the six months ended June 30, 2025, purchases and sales of U.S. government securities aggregated $1,155,479,662 and $1,094,652,078, respectively.
Note 8: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the requirements and expects the adoption of this ASU will not have a material impact on the financial statements.
Note 9: Subsequent Events
In August 2025, the Board of Trustees of the Fund approved a 8-for-1 share split of the Fund’s outstanding shares effective October 24, 2025. As a result of the split, each shareholder of record as of October 24, 2025 will receive additional shares in proportion to existing shares held, thereby increasing the number of shares outstanding without altering the total net assets of the Fund. Fund management has determined that no other material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Balanced Fund ■ PAGE 16

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$101.70	$101.23	$93.35	$109.41	$101.78	$101.60
Income from investment operations:
Net investment income	1.56	2.74	2.68	1.90	1.74	2.19 (a)
Net realized and unrealized gain (loss)	7.08	6.08	9.90	(9.86)	17.51	5.03
Total from investment operations	8.64	8.82	12.58	(7.96)	19.25	7.22
Distributions to shareholders from:
Net investment income	(1.57)	(2.78)	(2.66)	(1.91)	(1.75)	(2.22)
Net realized gain	(1.05)	(5.57)	(2.04)	(6.19)	(9.87)	(4.82)
Total distributions	(2.62)	(8.35)	(4.70)	(8.10)	(11.62)	(7.04)
Net asset value, end of period	$107.72	$101.70	$101.23	$93.35	$109.41	$101.78
Total return	8.56%	8.84%	13.76%	(7.28)%	19.28%	7.85%
Ratios/supplemental data:
Net assets, end of period (millions)	$12,414	$11,897	$12,548	$12,810	$15,320	$14,110
Ratio of expenses to average net assets	0.52%(b)	0.52%	0.52%	0.52%	0.52%	0.53%
Ratio of net investment income to average net assets	2.97%(b)	2.81%	2.80%	2.03%	1.51%	2.29%(a)
Portfolio turnover rate	17%	22%	34%	59%	49%	54%
Portfolio turnover rate excluding TBA rolls(c)	17%	22%	34%	41%	31%	50%
Class X(d)
Net asset value, beginning of period	$101.71	$101.24	$93.37	$101.25
Income from investment operations:
Net investment income	1.61	2.89	2.58	1.43
Net realized and unrealized gain (loss)	7.09	6.03	10.10	(2.32)
Total from investment operations	8.70	8.92	12.68	(0.89)
Distributions to shareholders from:
Net investment income	(1.62)	(2.88)	(2.77)	(1.54)
Net realized gain	(1.05)	(5.57)	(2.04)	(5.45)
Total distributions	(2.67)	(8.45)	(4.81)	(6.99)
Net asset value, end of period	$107.74	$101.71	$101.24	$93.37
Total return	8.61%	8.95%	13.88%	(0.78)%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,227	$2,374	$1,571	$700
Ratio of expenses to average net assets	0.42%(b)	0.43%	0.42%	0.41%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.47%(b)	0.47%	0.47%	0.47%(b)
Ratio of net investment income to average net assets	3.04%(b)	2.92%	2.94%	2.42%(b)
Portfolio turnover rate	17%	22%	34%	59%
Portfolio turnover rate excluding TBA rolls(c)	17%	22%	34%	41%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.11 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 2.17%.

(b)	Annualized
(c)	See Note 1 regarding To-Be-Announced securities
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
PAGE 17 ■ Dodge & Cox Balanced Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Balanced Fund ■ PAGE 18

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 19 ■ Dodge & Cox Balanced Fund

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Balanced Fund ■ PAGE 20

2025
June 30, 2025

Financial Statements and Other Information

Income Fund | Class I (dodix) | Class X (doxix)
ESTABLISHED 1989
06/25 IF SAR

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities: 98.3%
	Par Value	Value
U.S. Treasury: 14.7%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$445,416,168	$352,587,946
2.125%, 2/15/54(a)	119,847,351	109,600,816
2.375%, 2/15/55(a)	190,380,981	183,952,478
U.S. Treasury Note/Bond
3.75%, 12/31/30	1,297,735,000	1,291,297,015
4.00%, 1/31/31	149,045,000	150,098,794
4.625%, 4/30/31	645,865,000	670,589,520
4.25%, 6/30/31	496,820,000	505,999,525
4.125%, 7/31/31	248,405,000	251,257,777
4.125%, 5/31/32	550,000,000	554,640,625
4.00%, 6/30/32	400,000,000	400,312,500
3.875%, 8/15/34	1,391,095,000	1,358,219,516
3.375%, 8/15/42	818,780,000	687,231,481
4.00%, 11/15/42	148,735,000	135,691,638
4.50%, 2/15/44	819,750,000	792,083,438
4.125%, 8/15/44	1,045,585,000	957,894,724
4.625%, 11/15/44	1,640,126,000	1,605,529,592
2.875%, 5/15/52	1,078,820,000	759,219,575
3.00%, 8/15/52	431,883,000	311,748,671
4.00%, 11/15/52	619,740,000	542,006,204
4.125%, 8/15/53	2,110,356,000	1,885,059,015
4.75%, 11/15/53	298,095,000	295,393,514
4.25%, 2/15/54	99,365,000	90,639,511
4.50%, 11/15/54	100,000,000	95,296,875
4.75%, 5/15/55	225,000,000	223,734,375
		14,210,085,125
Government-Related: 4.1%
Agency: 2.0%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	732,625,000	680,665,623
6.625%, 6/15/35	207,456,000	174,839,550
6.50%, 6/2/41	69,963,000	51,967,446
6.375%, 1/23/45	134,016,000	94,926,722
6.75%, 9/21/47	107,825,000	78,096,666
6.35%, 2/12/48	22,250,000	15,491,879
7.69%, 1/23/50	1,077,940,000	847,891,651
		1,943,879,537
Local Authority: 1.4%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,320,000	48,184,202
7.102%, 1/1/41	145,657,000	166,836,810
State of California GO
7.50%, 4/1/34	113,011,000	131,056,190
7.55%, 4/1/39	39,695,000	47,573,735
7.30%, 10/1/39	216,400,000	250,279,454
7.625%, 3/1/40	33,650,000	40,278,178
State of Illinois GO
5.10%, 6/1/33	620,888,431	622,741,597
		1,306,950,166
Sovereign: 0.7%
Colombia Government International (Colombia)
7.375%, 4/25/30	148,800,000	153,834,013
3.125%, 4/15/31	94,380,000	77,402,672
8.50%, 4/25/35	79,250,000	82,220,401
7.75%, 11/7/36	129,210,000	126,167,104
5.625%, 2/26/44	105,130,000	77,564,890
5.00%, 6/15/45	85,825,000	57,824,891

	Par Value	Value
5.20%, 5/15/49	$82,050,000	$54,878,994
8.375%, 11/7/54	53,800,000	51,058,890
		680,951,855
		3,931,781,558
Securitized: 50.0%
Asset-Backed: 6.9%
Auto Loan: 2.6%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	140,000,000	141,198,764
Series 2025-A A4, 4.66%, 12/27/32	42,777,000	43,454,224
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	180,290,000	182,579,989
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,317,405
Series 2024-D A3, 4.61%, 8/15/29	66,768,000	67,436,174
Series 2025-A A3, 4.45%, 10/15/29	210,587,000	211,222,236
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,803,759
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,694,040
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,721,523
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	54,545,000	54,702,046
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,085,995
Series 2025-2 A3, 4.28%, 4/16/30	31,942,000	32,113,886
Series 2025-2 A4, 4.42%, 5/16/31	6,866,000	6,929,917
Honda Auto Receivables Owner Trust
Series 2024-3 A3, 4.57%, 3/21/29	34,001,000	34,186,057
Series 2024-4 A3, 4.33%, 5/15/29	87,537,000	87,739,508
Series 2025-1 A3, 4.57%, 9/21/29	349,060,000	352,433,421
Series 2025-2 A3, 4.15%, 10/15/29	108,812,000	109,027,796
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,527,397
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,412,240
Series 2025-1 A4, 4.64%, 5/21/31	9,360,000	9,482,346
Series 2025-2 A4, 4.28%, 8/15/31	24,530,000	24,660,159
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	26,345,000	26,477,584
Series 2025-A A3, 4.32%, 10/15/29	167,498,000	168,144,978
Series 2025-B A3, 4.36%, 12/17/29	83,002,000	83,555,095
Series 2025-B A4, 4.44%, 6/17/30	15,857,000	16,008,772
Series 2024-C A4, 4.44%, 1/15/31	12,432,000	12,524,683
Series 2025-A A4, 4.40%, 4/15/31	20,422,000	20,579,562
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	8,288,000	8,306,037
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,624,971
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	140,233,000	141,563,110
Series 2024-D A3, 4.40%, 6/15/29	59,620,000	59,871,471
Series 2025-A A3, 4.64%, 8/15/29	135,734,000	136,986,377
Series 2024-C A4, 4.83%, 11/15/29	50,417,000	51,229,656
Series 2025-B A3, 4.34%, 11/15/29	16,357,000	16,457,641
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	12,090,881
Series 2025-A A4, 4.76%, 5/15/30	34,797,000	35,406,699
Series 2025-B A4, 4.49%, 6/17/30	22,366,000	22,628,539
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,700,000	105,780,179
Series 2025-1 A3, 4.50%, 8/20/29	44,040,000	44,367,213
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,126,909
Series 2025-1 A4, 4.61%, 7/21/31	45,885,000	46,492,577
		2,469,951,816
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2005-20G 1, 4.75%, 7/1/25	48,211	48,210
Series 2005-20H 1, 5.11%, 8/1/25	453	453
PAGE 1 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
Series 2005-20I 1, 4.76%, 9/1/25	$75,834	$75,625
Series 2006-20A 1, 5.21%, 1/1/26	111,269	111,071
Series 2006-20B 1, 5.35%, 2/1/26	31,242	31,243
Series 2006-20C 1, 5.57%, 3/1/26	143,218	143,062
Series 2006-20G 1, 6.07%, 7/1/26	294,526	294,277
Series 2006-20H 1, 5.70%, 8/1/26	3,077	3,080
Series 2006-20I 1, 5.54%, 9/1/26	5,092	5,090
Series 2006-20J 1, 5.37%, 10/1/26	114,685	114,935
Series 2006-20L 1, 5.12%, 12/1/26	109,731	109,729
Series 2007-20A 1, 5.32%, 1/1/27	304,781	305,541
Series 2007-20C 1, 5.23%, 3/1/27	528,147	529,062
Series 2007-20D 1, 5.32%, 4/1/27	386,925	387,244
Series 2007-20G 1, 5.82%, 7/1/27	403,297	406,848
		2,565,470
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	68,725,095	70,841,553
8.20%, 4/6/28(b)	114,077,856	118,924,340
		189,765,893
Student Loan: 4.1%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.77%, 7/26/66(b)	10,453,015	10,503,759
+1.314%, Series 2017-1A A, 5.62%, 12/27/66(b)	24,889,264	25,013,200
+1.164%, Series 2017-2A A, 5.47%, 5/25/67(b)	5,206,837	5,172,081
+1.264%, Series 2020-2A A, 5.57%, 11/25/69(b)	4,202,229	4,216,928
+1.15%, Series 2024-1A A, 5.455%, 11/27/73(b)	159,405,427	159,662,819
+0.95%, Series 2025-1A A, 5.255%, 4/25/74(b)	385,653,120	381,938,702
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 5.07%, 6/26/56	35,652,002	34,833,118
+1.614%, Series 2016-2A A3, 5.92%, 6/25/65(b)	27,594,290	28,125,157
+1.014%, Series 2019-1A A2, 5.32%, 12/27/67(b)	124,001,194	123,263,014
+0.714%, Series 2014-8 A3, 5.02%, 5/27/49	12,887,439	12,779,006
+1.364%, Series 2016-5A A, 5.67%, 6/25/65(b)	172,907,400	174,195,318
+1.464%, Series 2016-3A A3, 5.77%, 6/25/65(b)	2,077,267	2,112,441
+1.264%, Series 2016-7A A, 5.57%, 3/25/66(b)	159,114,672	156,532,098
+1.414%, Series 2016-6A A3, 5.72%, 3/25/66(b)	136,666,341	138,037,405
+0.914%, Series 2017-5A A, 5.22%, 7/26/66(b)	184,616,604	182,908,864
+1.164%, Series 2017-3A A3, 5.47%, 7/26/66(b)	214,889,919	215,686,882
+1.264%, Series 2017-1A A3, 5.57%, 7/26/66(b)	170,517,243	170,968,892
+1.114%, Series 2017-4A A3, 5.42%, 9/27/66(b)	106,949,065	106,782,417

	Par Value	Value
+1.164%, Series 2017-2A A, 5.47%, 12/27/66(b)	$121,170,994	$121,041,596
+0.834%, Series 2018-1A A3, 5.14%, 3/25/67(b)	89,827,644	88,712,937
+0.914%, Series 2018-3A A3, 5.22%, 3/25/67(b)	99,682,104	98,923,961
+0.794%, Series 2018-4A A2, 5.10%, 6/27/67(b)	107,995,499	106,629,388
+1.114%, Series 2019-2A A2, 5.42%, 2/27/68(b)	106,870,023	106,449,661
+0.944%, Series 2019-3A A, 5.25%, 7/25/68(b)	42,054,966	41,659,998
+0.924%, Series 2019-4A A2, 5.23%, 7/25/68(b)	36,407,989	36,034,330
+1.164%, Series 2020-1A A1B, 5.47%, 6/25/69(b)	34,202,867	34,204,653
+1.014%, Series 2020-2A A1B, 5.32%, 8/26/69(b)	60,792,910	60,592,409
+0.714%, Series 2021-1A A1B, 5.02%, 12/26/69(b)	38,402,064	37,715,408
+0.814%, Series 2016-1A A, 5.12%, 2/25/70(b)	113,867,410	113,296,263
+0.664%, Series 2021-2A A1B, 4.97%, 2/25/70(b)	48,880,565	47,886,637
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 5.314%, 10/25/68(b)	42,302,305	42,003,020
United States 30 Day Average SOFR
+0.964%, Series 2017-3A A, 5.27%, 2/25/66(b)	12,316,281	12,289,328
+0.864%, Series 2019-1A A2, 5.17%, 4/25/67(b)	14,307,176	14,212,262
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.22%, 3/25/26	68,445,474	67,939,929
+1.314%, Series 2011-2 A2, 5.62%, 10/25/34	10,109,455	10,130,348
United States 90 Day Average SOFR
+0.891%, Series 2004-8A A6, 5.255%, 1/25/40(b)	56,867,619	56,309,930
+0.431%, Series 2005-4 A4, 4.795%, 7/25/40	8,926,170	8,707,892
+0.751%, Series 2007-6 A5, 5.115%, 4/27/43	35,108,251	33,146,925
+0.811%, Series 2004-3A A6A, 5.175%, 10/25/64(b)	30,043,436	29,950,767
+0.811%, Series 2004-3A A6B, 5.175%, 10/25/64(b)	18,504,726	18,447,646
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	451,155	450,014
Series 2017-B A2A, 2.82%, 10/15/35(b)	1,914,036	1,892,287
Series 2018-A A2A, 3.50%, 2/15/36(b)	12,846,220	12,691,495
Series 2018-B A2A, 3.60%, 1/15/37(b)	10,112,741	9,967,547
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
Series 2024-C A1A, 5.50%, 6/17/52(b)	$35,360,492	$36,195,862
Series 2023-C A1A, 5.67%, 11/15/52(b)	13,113,278	13,459,753
Series 2021-A APT2, 1.07%, 1/15/53(b)	20,990,239	18,894,185
Series 2023-D A1A, 6.15%, 9/15/53(b)	136,521,628	143,272,459
Series 2024-F A1A, 5.06%, 3/16/54(b)	54,863,305	55,433,741
Series 2025-A A1A, 5.13%, 4/15/54(b)	19,488,638	19,705,063
Series 2024-A A1A, 5.24%, 3/15/56(b)	226,361,579	230,171,833
Series 2023-B A1A, 4.99%, 10/16/56(b)	142,536,700	143,135,140
Series 2024-E A1A, 5.09%, 10/16/56(b)	66,310,468	66,955,297
Series 2022-D A1A, 5.37%, 10/15/58(b)	125,820,112	127,271,246
		3,998,513,311
		6,660,796,490
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.464%, 3/25/26(c)	100,788,259	706,102
Series K056 X1, 1.362%, 5/25/26(c)	33,199,674	241,883
Series K062 X1, 0.401%, 12/25/26(c)	282,165,023	1,020,026
Series K064 X1, 0.725%, 3/25/27(c)	356,111,735	2,970,684
Series K065 X1, 0.794%, 4/25/27(c)	430,665,198	4,500,624
Series K066 X1, 0.867%, 6/25/27(c)	344,141,234	3,874,893
Series K067 X1, 0.697%, 7/25/27(c)	441,630,473	4,216,908
Series K069 X1, 0.467%, 9/25/27(c)	87,738,354	594,901
Series K070 X1, 0.449%, 11/25/27(c)	185,645,029	1,255,369
Series K071 X1, 0.407%, 11/25/27(c)	239,738,603	1,295,859
Series K089 X1, 0.685%, 1/25/29(c)	498,813,681	8,508,015
Series K091 X1, 0.705%, 3/25/29(c)	248,757,811	4,625,030
Series K092 X1, 0.852%, 4/25/29(c)	469,370,371	10,787,304
Series K093 X1, 1.078%, 5/25/29(c)	211,925,955	6,455,286
Series K094 X1, 1.009%, 6/25/29(c)	311,061,937	9,186,499
Series K095 X1, 1.082%, 6/25/29(c)	215,889,683	6,761,514
Series K096 X1, 1.243%, 7/25/29(c)	516,910,060	19,215,511
Series K097 X1, 1.214%, 7/25/29(c)	235,704,961	8,758,066
Series K098 X1, 1.262%, 8/25/29(c)	457,219,836	18,209,329
Series K099 X1, 0.998%, 9/25/29(c)	496,281,898	15,338,833
Series K101 X1, 0.941%, 10/25/29(c)	191,088,056	5,774,643
Series K102 X1, 0.939%, 10/25/29(c)	535,545,671	15,870,896
Series K152 X1, 1.096%, 1/25/31(c)	114,648,416	4,514,144
Series K154 X1, 0.426%, 11/25/32(c)	349,015,143	5,344,783
Series K-1511 X1, 0.926%, 3/25/34(c)	169,880,005	7,855,149
		167,882,251
		167,882,251
Mortgage-Related: 43.0%
CMO & REMIC: 4.4%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	763,102	774,716
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	28,316	28,621
Trust 1998-58 PC, 6.50%, 10/25/28	188,569	190,977
Trust 2001-69 PQ, 6.00%, 12/25/31	321,829	333,123
Trust 2002-33 A1, 7.00%, 6/25/32	712,354	722,956

	Par Value	Value
Trust 2002-69 Z, 5.50%, 10/25/32	$49,204	$50,626
Trust 2008-24 GD, 6.50%, 3/25/37	221,916	232,835
Trust 2007-47 PE, 5.00%, 5/25/37	541,133	554,790
Trust 2009-30 AG, 6.50%, 5/25/39	1,972,373	2,103,483
Trust 2009-40 TB, 6.00%, 6/25/39	1,034,779	1,091,373
Trust 2001-T3 A1, 7.50%, 11/25/40	31,276	31,811
Trust 2010-123 WT, 7.00%, 11/25/40	7,254,562	7,606,807
Trust 2001-T7 A1, 7.50%, 2/25/41	44,750	47,167
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	17,057	17,337
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	100,876	103,254
Trust 2001-T4 A1, 7.50%, 7/25/41	633,898	642,344
Trust 2011-58 AT, 4.00%, 7/25/41	2,270,849	2,226,129
Trust 2001-T10 A1, 7.00%, 12/25/41	552,988	563,581
Trust 2013-106 MA, 4.00%, 2/25/42	6,224,790	6,183,241
Trust 2012-15 PZ, 4.00%, 3/25/42	2,714,804	2,621,772
Trust 2012-47 VZ, 4.00%, 5/25/42	4,797,372	4,666,012
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	738,070	733,041
Trust 2002-W8 A2, 7.00%, 6/25/42	531,055	554,592
Trust 2002-90 A1, 6.50%, 6/25/42	1,616,131	1,656,053
Trust 2002-T16 A3, 7.50%, 7/25/42	1,458,678	1,552,063
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,015,422	3,151,191
Trust 2003-W4 3A, 4.577%, 10/25/42(c)	726,327	779,053
Trust 2012-121 NB, 7.00%, 11/25/42	251,406	266,975
Trust 2003-W1 2A, 5.129%, 12/25/42(c)	983,855	985,724
Trust 2003-7 A1, 6.50%, 12/25/42	1,384,579	1,406,385
Trust 2012-131 MZ, 3.50%, 12/25/42	12,862,815	11,923,371
Trust 2012-134 ZA, 3.00%, 12/25/42	36,473,055	32,989,995
Trust 2013-19 ZA, 3.50%, 3/25/43	10,214,555	9,655,787
Trust 2013-72 Z, 3.00%, 7/25/43	10,754,144	9,800,100
Trust 2004-T1 1A2, 6.50%, 1/25/44	417,661	429,464
Trust 2004-W2 2A2, 7.00%, 2/25/44	43,324	44,915
Trust 2004-W2 5A, 7.50%, 3/25/44	631,895	655,046
Trust 2004-W8 3A, 7.50%, 6/25/44	485,836	498,550
Trust 2004-W15 1A2, 6.50%, 8/25/44	199,138	207,593
Trust 2014-58 MZ, 4.00%, 9/25/44	28,786,377	27,582,758
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,053,619	2,081,550
Trust 2014-61 ZV, 3.00%, 10/25/44	36,830,388	33,364,851
Trust 2014-68 MZ, 3.00%, 11/25/44	46,596,304	42,193,993
Trust 2001-79 BA, 7.00%, 3/25/45	116,608	118,349
Trust 2006-W1 1A1, 6.50%, 12/25/45	86,854	89,066
Trust 2006-W1 1A2, 7.00%, 12/25/45	538,136	557,495
Trust 2006-W1 1A3, 7.50%, 12/25/45	7,923	8,178
Trust 2006-W1 1A4, 8.00%, 12/25/45	464,471	481,199
Trust 2007-W10 1A, 6.016%, 8/25/47(c)	1,889,861	1,990,891
Trust 2007-W10 2A, 6.233%, 8/25/47(c)	602,881	630,794
Trust 2018-28 PT, 3.50%, 5/25/48	4,241,156	3,899,481
Trust 2018-55 MY, 3.50%, 8/25/48	4,111,528	3,698,909
PAGE 3 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 4.97%, 9/25/43	$7,977,856	$7,901,555
+0.514%, Trust 2004-W14 1AF, 4.82%, 7/25/44	593,688	560,938
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	27,030	28,257
Series 3312 AB, 6.50%, 6/15/32	613,857	640,901
Series T-41 2A, 4.614%, 7/25/32(c)	88,663	83,315
Series 2587 ZU, 5.50%, 3/15/33	879,445	911,101
Series 2610 UA, 4.00%, 5/15/33	424,073	413,311
Series T-48 1A, 4.347%, 7/25/33(c)	1,118,419	1,077,738
Series 2708 ZD, 5.50%, 11/15/33	3,163,165	3,286,102
Series 3204 ZM, 5.00%, 8/15/34	1,613,693	1,649,764
Series 3330 GZ, 5.50%, 6/15/37	260,885	263,203
Series 3427 Z, 5.00%, 3/15/38	768,791	788,287
Series 4197 LZ, 4.00%, 4/15/43	10,289,123	10,032,107
Series 4215 LZ, 3.50%, 6/15/43	28,573,066	26,780,249
Series T-51 1A, 6.50%, 9/25/43(c)	34,345	35,499
Series T-59 1A1, 6.50%, 10/25/43	2,361,582	2,423,070
Series 4283 DW, 4.50%, 12/15/43(c)	16,617,753	16,539,899
Series 4283 EW, 4.50%, 12/15/43(c)	10,280,257	10,237,378
Series 4281 BC, 4.50%, 12/15/43(c)	28,236,335	28,086,795
Series 4319 MA, 4.50%, 3/15/44(c)	5,679,017	5,648,898
Series 4358 Z, 3.00%, 6/15/44	17,919,968	16,349,020
Series 4375 MZ, 3.50%, 8/15/44	17,627,281	16,368,191
Series 4385 EZ, 3.00%, 9/15/44	38,008,571	33,479,086
Series 4422 GZ, 3.00%, 12/15/44	11,167,664	10,225,165
Series 4438 ZP, 3.50%, 2/15/45	5,980,425	5,515,112
Series 4434 LZ, 3.00%, 2/15/45	37,205,223	32,700,046
Series 4616 ZD, 2.50%, 9/15/46	20,937,696	17,916,822
Series 4653 PZ, 3.50%, 2/15/47	19,400,996	17,714,081
Series 4680 GZ, 3.50%, 3/15/47	14,220,578	12,884,406
Series 4700 KZ, 3.50%, 7/15/47	2,685,394	2,440,534
Series 4722 CZ, 3.50%, 9/15/47	10,676,424	9,857,997
Series 4818 ZB, 4.00%, 8/15/48	9,667,660	9,053,964
Series 5020 GT, 3.50%, 10/25/50	12,176,520	10,674,949
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	8,228,165	7,931,690
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	5,989,953	5,925,412
Series 2014-184 GZ, 3.50%, 12/20/44	5,351,407	5,034,156
Series 2015-24 Z, 3.50%, 2/20/45	14,798,481	13,933,697
Series 2015-69 DZ, 3.50%, 5/20/45	3,625,592	3,421,312
Series 2015-69 KZ, 3.50%, 5/20/45	11,834,414	11,167,618
CME Term SOFR 1 Month
+0.714%, Series 2018-H20 FA, 5.046%, 12/20/68	24,566,357	24,387,273
+1.364%, Series 2020-H21 FL, 5.696%, 12/20/70	16,266,441	16,543,653
+0.764%, Series 2014-H21 FA, 5.096%, 10/20/64	2,606,206	2,607,626
+0.744%, Series 2015-H10 FB, 5.076%, 4/20/65	3,264,760	3,264,727
+0.714%, Series 2015-H18 FB, 5.046%, 7/20/65	1,697,378	1,697,138
+0.714%, Series 2015-H19 FK, 5.046%, 8/20/65	1,814,998	1,814,172
+0.734%, Series 2015-H23 FA, 5.066%, 9/20/65	529,209	529,241

	Par Value	Value
+0.864%, Series 2016-H02 FB, 5.196%, 11/20/65	$5,981,413	$5,990,763
+1.014%, Series 2016-H09 FM, 5.346%, 3/20/66	4,584,492	4,600,789
+1.014%, Series 2016-H09 FH, 5.346%, 4/20/66	5,675,287	5,695,829
+0.894%, Series 2016-H19 FA, 5.226%, 9/20/66	2,278,156	2,282,615
+0.864%, Series 2016-H23 F, 5.196%, 10/20/66	12,319,352	12,339,460
+0.914%, Series 2016-H24 FB, 5.246%, 11/20/66	6,836,278	6,852,151
+0.924%, Series 2017-H02 GF, 5.256%, 12/20/66	2,881,658	2,888,967
+0.684%, Series 2017-H17 FB, 5.016%, 9/20/67	11,059,626	11,095,388
+0.614%, Series 2018-H20 FB, 4.946%, 6/20/68	14,005,691	13,973,573
+0.614%, Series 2018-H20 FE, 4.946%, 11/20/68	13,500,016	13,471,342
+0.714%, Series 2019-H15 F, 5.046%, 9/20/69	18,926,791	18,798,452
+0.714%, Series 2019-H18 LF, 5.046%, 11/20/69	17,227,541	17,144,609
+0.764%, Series 2019-H18 F, 5.096%, 11/20/69	20,257,806	20,193,273
+0.764%, Series 2019-H17 FB, 5.096%, 11/20/69	62,525,764	62,198,698
+0.764%, Series 2019-H20 AF, 5.096%, 11/20/69	12,466,366	12,303,536
+0.664%, Series 2020-H06 FA, 4.996%, 3/20/70	59,756,121	59,193,667
+0.964%, Series 2021-H16 HF, 5.296%, 9/20/71	6,106,553	6,122,256
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.852%, 2/20/67	18,568,032	18,531,329
+0.5%, Series 2022-H04 GF, 4.802%, 2/20/67	19,802,031	19,740,571
+0.5%, Series 2022-H07 FB, 4.802%, 1/20/68	79,046,600	78,802,062
+0.3%, Series 2022-H06 FA, 4.602%, 2/20/68	91,635,625	91,051,182
+0.5%, Series 2022-H07 AF, 4.802%, 2/20/68	28,101,099	28,002,130
+0.5%, Series 2022-H07 BF, 4.802%, 2/20/68	103,359,033	102,959,767
+0.5%, Series 2022-H07 FH, 4.802%, 6/20/68	5,772,646	5,732,434
+0.41%, Series 2022-H06 FC, 4.712%, 8/20/68	51,341,921	50,871,454
+1.3%, Series 2023-H08 EF, 5.602%, 7/20/71	64,588,751	65,348,083
+1.02%, Series 2023-H08 FE, 5.322%, 8/20/71	40,172,109	40,343,045
+1%, Series 2022-H20 FB, 5.302%, 8/20/71	38,418,874	38,511,955
+1.45%, Series 2021-H12 EF, 5.752%, 8/20/71	38,225,641	38,955,617
+0.7%, Series 2021-H17 FA, 5.002%, 11/20/71	31,030,039	30,830,578
+0.82%, Series 2021-H19 FM, 5.122%, 12/20/71	36,303,734	36,201,760
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
+0.8%, Series 2022-H08 FL, 5.128%, 12/20/71	$92,199,527	$91,924,155
+0.8%, Series 2022-H02 FC, 5.102%, 1/20/72	111,587,521	111,812,448
+0.35%, Series 2022-H01 FA, 4.652%, 1/20/72	47,923,038	46,946,563
+0.82%, Series 2022-H04 HF, 5.122%, 2/20/72	167,912,607	167,573,323
+0.75%, Series 2022-H07 F, 5.052%, 2/20/72	24,341,214	24,329,669
+0.75%, Series 2022-H08 FE, 5.078%, 3/20/72	51,142,220	50,831,147
+0.74%, Series 2022-H09 FC, 5.042%, 4/20/72	64,977,076	64,816,453
+1%, Series 2022-H11 FG, 5.302%, 4/20/72	16,820,820	16,870,948
+0.95%, Series 2022-H10 FA, 5.252%, 5/20/72	101,773,600	101,862,937
+0.95%, Series 2022-H11 AF, 5.252%, 5/20/72	18,812,536	18,832,120
+0.9%, Series 2022-H11 F, 5.202%, 5/20/72	177,356,860	177,191,723
+0.97%, Series 2022-H11 EF, 5.272%, 5/20/72	42,558,233	42,746,094
+0.95%, Series 2022-H12 FA, 5.252%, 6/20/72	244,306,663	244,507,825
+1.1%, Series 2022-H23 FA, 5.402%, 10/20/72	227,087,277	230,353,791
+1.63%, Series 2023-H08 FG, 5.932%, 2/20/73	30,188,322	30,896,787
+1.42%, Series 2023-H13 FJ, 5.722%, 2/20/73	57,170,127	58,002,204
+1.1%, Series 2023-H08 FD, 5.402%, 3/20/73	138,676,979	139,662,279
+1.35%, Series 2023-H23 FH, 5.652%, 9/20/73	74,813,404	75,999,099
+2.1%, Series 2023-H23 DF, 6.402%, 9/20/73	74,666,210	77,137,699
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.611%, 9/20/66	4,416,028	4,454,765
+0.995%, Series 2016-H27 BF, 5.186%, 12/20/66	8,157,485	8,222,217
+1.015%, Series 2017-H02 BF, 5.249%, 1/20/67	26,216,827	26,429,822
+1.025%, Series 2017-H02 FP, 5.259%, 1/20/67	11,366,306	11,461,858
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	27,723,475	27,950,752
+0.965%, Series 2017-H08 FG, 5.124%, 2/20/67	7,051,709	7,114,193
+0.915%, Series 2017-H07 FQ, 5.074%, 3/20/67	1,119,386	1,125,804
+1.015%, Series 2017-H10 FA, 5.142%, 4/20/67	8,094,141	8,163,369
+0.915%, Series 2017-H12 FQ, 4.875%, 5/20/67	14,108,128	14,197,312
+1.015%, Series 2017-H11 FB, 4.975%, 5/20/67	6,265,896	6,317,029
+0.915%, Series 2017-H13 FQ, 4.677%, 6/20/67	34,783,472	34,982,368
+1.015%, Series 2017-H14 FA, 4.777%, 6/20/67	6,221,200	6,260,411

	Par Value	Value
+0.915%, Series 2017-H16 BF, 5.965%, 8/20/67	$7,226,598	$7,278,669
+0.985%, Series 2017-H17 FQ, 5.581%, 9/20/67	25,155,310	25,357,878
+0.965%, Series 2017-H18 GF, 5.561%, 9/20/67	6,894,965	6,950,284
+0.965%, Series 2017-H20 FB, 5.183%, 10/20/67	18,301,758	18,432,447
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	60,668,245	61,098,255
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	30,665,027	30,889,492
+0.935%, Series 2017-H21 FA, 5.153%, 10/20/67	9,682,801	9,747,664
+0.915%, Series 2017-H22 FK, 4.733%, 11/20/67	5,807,925	5,840,888
+0.935%, Series 2017-H22 FH, 4.753%, 11/20/67	8,270,889	8,317,308
+0.935%, Series 2017-H22 FA, 4.753%, 11/20/67	57,562,573	57,913,509
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	23,087,768	23,214,174
+0.895%, Series 2017-H25 CF, 5.086%, 12/20/67	14,742,359	14,849,906
+0.875%, Series 2017-H25 FE, 5.066%, 12/20/67	14,242,650	14,339,588
+0.865%, Series 2018-H01 FL, 5.099%, 12/20/67	16,422,035	16,536,337
+0.865%, Series 2018-H01 FE, 5.099%, 1/20/68	7,287,933	7,340,734
+0.795%, Series 2018-H02 FA, 4.958%, 1/20/68	14,571,069	14,651,083
+0.775%, Series 2018-H02 HF, 4.938%, 1/20/68	44,467,414	44,717,930
+0.815%, Series 2018-H03 FD, 4.978%, 2/20/68	34,625,478	34,770,029
+0.865%, Series 2018-H02 PF, 5.028%, 2/20/68	15,509,496	15,620,606
+0.815%, Series 2018-H02 FM, 4.978%, 2/20/68	21,555,394	21,683,483
+0.755%, Series 2018-H05 BF, 4.914%, 2/20/68	21,337,862	21,454,036
+0.785%, Series 2018-H05 FE, 4.944%, 2/20/68	22,869,909	23,004,185
+0.765%, Series 2018-H11 FA, 5.967%, 2/20/68	8,819,446	8,860,753
+0.765%, Series 2018-H04 FC, 4.924%, 2/20/68	1,578,950	1,587,471
+0.775%, Series 2018-H05 CF, 4.934%, 3/20/68	6,903,954	6,926,705
+0.765%, Series 2018-H06 AF, 4.892%, 3/20/68	18,817,797	18,919,375
+0.745%, Series 2018-H06 MF, 4.872%, 3/20/68	6,524,961	6,561,392
+0.755%, Series 2018-H04 FJ, 4.914%, 3/20/68	31,425,110	31,588,939
+0.755%, Series 2018-H04 FK, 4.914%, 3/20/68	14,442,298	14,481,503
+0.735%, Series 2018-H06 BF, 4.862%, 4/20/68	11,487,424	11,491,498
+0.765%, Series 2018-H06 EF, 4.892%, 4/20/68	18,108,761	18,143,252
+0.765%, Series 2018-H06 JF, 4.892%, 4/20/68	19,033,466	19,066,428
PAGE 5 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
+0.755%, Series 2018-H07 FA, 4.715%, 5/20/68	$18,337,957	$18,342,872
+0.865%, Series 2018-H09 FC, 4.627%, 6/20/68	16,607,630	16,648,168
+0.965%, Series 2018-H10 FV, 6.167%, 7/20/68	18,239,551	18,364,707
+0.835%, Series 2018-H15 FK, 5.431%, 8/20/68	12,416,619	12,495,972
+0.815%, Series 2018-H17 DF, 4.933%, 10/20/68	29,489,609	29,646,293
+0.935%, Series 2018-H19 FG, 4.753%, 11/20/68	14,160,544	14,200,855
+1.015%, Series 2018-H19 FE, 4.833%, 11/20/68	12,686,401	12,778,081
+1.115%, Series 2019-H04 FE, 5.274%, 2/20/69	10,844,858	10,965,119
+1.115%, Series 2019-H16 FC, 5.333%, 10/20/69	6,402,070	6,454,902
+1.115%, Series 2019-H18 EF, 4.933%, 10/20/69	10,638,017	10,722,715
+1.215%, Series 2019-H17 FA, 5.033%, 11/20/69	29,205,460	29,598,239
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,241,214	1,248,315
		4,288,712,360
Federal Agency Mortgage Pass-Through: 38.6%
Fannie Mae, 15 Year
4.00%, 9/1/25 - 11/1/33	86,967,144	85,783,534
3.50%, 9/1/28 - 12/1/29	9,690,974	9,574,384
4.50%, 3/1/29	151,293	151,018
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	63,205,516	63,317,972
4.00%, 9/1/30 - 3/1/37	382,358,019	377,827,496
3.50%, 11/1/35 - 4/1/37	62,732,143	61,071,221
2.00%, 6/1/41 - 3/1/42	361,038,070	311,006,791
2.50%, 9/1/41 - 6/1/42	166,650,636	148,015,759
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	23,462,401	24,344,975
7.00%, 4/1/32 - 2/1/39	2,173,147	2,317,301
6.50%, 12/1/32 - 8/1/39	10,372,224	10,861,334
5.50%, 2/1/33 - 11/1/39	35,259,196	36,167,863
4.50%, 11/1/35 - 12/1/54	2,312,972,129	2,227,719,373
5.00%, 7/1/37 - 3/1/49	25,720,245	25,750,998
4.00%, 10/1/40 - 7/1/53	1,591,183,027	1,483,998,639
3.50%, 2/1/48 - 12/1/53	3,063,481,889	2,769,420,311
2.50%, 6/1/50 - 4/1/52	3,075,846,612	2,584,666,221
2.00%, 6/1/50 - 1/1/52	2,362,228,373	1,896,913,065
3.50%, 1/1/51	595,222,551	541,978,036
3.00%, 4/1/52 - 5/1/52	195,314,988	171,303,583
3.50%, 5/1/52	3,243,883,477	2,925,983,253
3.50%, 6/1/52	838,537,963	756,362,802
3.50%, 7/1/52	1,027,135,642	926,477,396
4.00%, 9/1/52	738,498,527	688,107,649
3.50%, 9/1/52	405,520,018	365,714,222
4.00%, 10/1/52	589,443,778	548,311,112
4.50%, 2/1/54	1,232,440,125	1,179,810,322
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	50,574,411	48,831,546
4.00%, 6/1/56	22,982,436	21,423,064
2.50%, 3/1/62	125,658,787	99,748,400
Fannie Mae, Hybrid ARM
6.943%, 10/1/33(c)	238,699	244,833
6.742%, 7/1/34(c)	272,556	276,736

	Par Value	Value
6.226%, 8/1/34(c)	$338,912	$342,962
7.056%, 9/1/34(c)	224,772	229,540
6.39%, 10/1/34(c)	238,087	240,419
6.647%, 1/1/35(c)	213,455	218,623
6.12%, 1/1/35(c)	261,628	263,214
6.235%, 4/1/35(c)	285,444	289,524
6.585%, 6/1/35(c)	122,695	125,279
7.282%, 7/1/35(c)	318,196	325,387
6.706%, 7/1/35(c)	129,243	130,546
7.386%, 7/1/35(c)	49,771	50,501
6.966%, 7/1/35(c)	119,171	120,265
7.471%, 8/1/35(c)	309,251	317,098
7.125%, 8/1/35(c)	412,157	417,967
7.046%, 8/1/35(c)	210,184	211,873
7.517%, 9/1/35(c)	68,116	69,372
7.114%, 10/1/35(c)	319,012	325,476
7.248%, 10/1/35(c)	158,305	162,042
6.195%, 11/1/35(c)	264,975	271,974
7.048%, 1/1/36(c)	581,704	596,641
6.719%, 1/1/36(c)	319,549	325,106
6.811%, 1/1/36(c)	1,655,148	1,706,813
6.554%, 11/1/36(c)	362,151	369,654
6.598%, 12/1/36(c)	208,621	213,325
7.00%, 12/1/36(c)	175,077	180,600
6.552%, 1/1/37(c)	417,918	427,572
6.915%, 2/1/37(c)	371,101	382,846
6.975%, 4/1/37(c)	136,193	137,693
7.192%, 8/1/37(c)	20,359	20,881
6.323%, 11/1/37(c)	189,777	191,995
6.793%, 5/1/38(c)	384,541	395,960
7.018%, 5/1/38(c)	19,571,653	20,268,011
7.636%, 9/1/38(c)	27,650	28,243
7.187%, 10/1/38(c)	723,847	742,166
7.298%, 10/1/38 - 8/1/45(c)	876,498	901,572
6.794%, 10/1/38(c)	148,236	151,184
6.417%, 6/1/39(c)	75,702	77,709
6.714%, 12/1/39(c)	275,448	282,434
6.713%, 4/1/42(c)	1,124,116	1,165,997
7.357%, 9/1/42(c)	214,681	219,856
6.586%, 11/1/42(c)	642,003	662,222
6.216%, 12/1/42(c)	1,155,152	1,190,577
6.758%, 2/1/43(c)	645,682	666,102
7.441%, 2/1/43(c)	297,839	306,484
6.31%, 5/1/43(c)	263,264	272,812
6.22%, 6/1/43(c)	181,914	185,138
6.845%, 9/1/43(c)	176,830	179,595
7.177%, 9/1/43(c)	841,604	867,075
7.10%, 9/1/43(c)	115,731	118,473
6.949%, 10/1/43(c)	3,008,475	3,111,391
6.902%, 11/1/43(c)	1,621,787	1,668,381
6.541%, 11/1/43(c)	1,924,727	1,985,136
6.326%, 12/1/43(c)	424,380	436,441
6.425%, 2/1/44(c)	85,014	86,839
6.505%, 2/1/44(c)	1,048,908	1,084,722
6.562%, 2/1/44(c)	716,179	742,552
6.537%, 4/1/44(c)	1,033,913	1,066,868
6.513%, 4/1/44(c)	398,460	408,466
6.59%, 4/1/44(c)	1,028,259	1,061,971
6.599%, 4/1/44(c)	2,039,741	2,105,160
6.711%, 4/1/44(c)	2,936,162	3,045,593
6.542%, 5/1/44(c)	838,132	864,991
6.411%, 5/1/44(c)	3,770,008	3,893,084
7.028%, 7/1/44(c)	153,706	155,528
6.85%, 7/1/44(c)	1,047,827	1,080,276
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
6.908%, 7/1/44(c)	$1,118,167	$1,150,345
7.465%, 7/1/44(c)	1,214,872	1,252,351
7.427%, 7/1/44(c)	1,030,500	1,061,072
7.34%, 7/1/44 - 8/1/47(c)	2,108,384	2,173,343
7.236%, 8/1/44 - 8/1/47(c)	2,690,007	2,771,259
7.335%, 8/1/44(c)	2,421,034	2,493,983
7.362%, 8/1/44(c)	956,702	985,275
7.33%, 8/1/44(c)	787,871	813,614
6.911%, 9/1/44(c)	2,448,449	2,539,294
7.19%, 9/1/44(c)	275,731	282,986
7.269%, 9/1/44(c)	534,373	547,581
7.325%, 9/1/44(c)	813,316	839,178
7.09%, 9/1/44(c)	158,952	162,862
7.095%, 10/1/44(c)	1,770,618	1,826,545
6.57%, 10/1/44 - 10/1/44(c)	379,876	388,625
6.743%, 10/1/44(c)	1,287,794	1,328,132
7.213%, 10/1/44(c)	2,724,739	2,809,541
7.185%, 10/1/44(c)	1,117,307	1,150,944
6.837%, 10/1/44(c)	2,621,942	2,703,452
6.58%, 10/1/44 - 4/1/46(c)	294,306	299,907
6.912%, 10/1/44(c)	868,708	895,803
7.166%, 10/1/44(c)	996,119	1,028,457
7.077%, 10/1/44(c)	910,938	941,183
6.972%, 10/1/44(c)	1,875,449	1,936,629
6.841%, 11/1/44(c)	996,840	1,028,171
6.545%, 11/1/44(c)	1,889,767	1,947,523
6.525%, 11/1/44(c)	2,837,743	2,923,720
7.08%, 11/1/44(c)	170,337	174,640
6.829%, 11/1/44(c)	520,004	536,332
6.60%, 11/1/44(c)	742,764	770,684
6.247%, 12/1/44(c)	2,245,284	2,310,795
6.455%, 12/1/44(c)	200,515	206,900
6.449%, 12/1/44(c)	319,265	329,028
6.477%, 12/1/44(c)	455,158	464,825
6.317%, 12/1/44(c)	1,235,805	1,273,531
6.465%, 12/1/44 - 3/1/45(c)	1,127,666	1,158,481
6.556%, 1/1/45(c)	1,102,194	1,135,506
6.498%, 2/1/45(c)	1,163,054	1,199,373
6.668%, 3/1/45(c)	15,249,945	15,722,711
6.466%, 4/1/45(c)	4,410,796	4,559,652
6.572%, 4/1/45(c)	484,804	500,019
6.819%, 8/1/45(c)	1,032,920	1,062,824
7.015%, 10/1/45(c)	1,953,351	2,012,351
7.175%, 11/1/45(c)	1,832,625	1,888,600
6.653%, 4/1/46(c)	4,029,407	4,153,979
6.603%, 4/1/46(c)	1,156,019	1,193,003
6.61%, 4/1/46 - 1/1/48(c)	1,141,279	1,176,724
6.578%, 5/1/46 - 4/1/48(c)	1,619,923	1,670,466
6.489%, 6/1/46(c)	267,278	275,656
6.607%, 7/1/46(c)	94,820	97,176
6.366%, 12/1/46(c)	1,086,682	1,120,177
6.901%, 6/1/47(c)	1,049,487	1,079,505
7.17%, 6/1/47(c)	1,058,009	1,090,691
7.397%, 7/1/47(c)	3,286,732	3,385,780
7.485%, 7/1/47(c)	525,671	541,200
7.36%, 8/1/47 - 8/1/47(c)	777,255	798,055
6.766%, 10/1/47(c)	942,494	971,362
6.414%, 11/1/47(c)	413,740	426,491
6.53%, 11/1/47(c)	1,291,181	1,328,743
4.054%, 3/1/48(c)	1,625,985	1,620,200
6.532%, 5/1/48(c)	8,411,861	8,671,082
3.434%, 8/1/48(c)	827,202	847,852
4.426%, 10/1/48(c)	1,196,782	1,227,537
4.789%, 11/1/48(c)	1,121,344	1,151,626

	Par Value	Value
3.393%, 4/1/49(c)	$967,532	$987,572
3.749%, 8/1/49(c)	5,280,032	5,395,919
3.631%, 8/1/49(c)	9,813,958	9,576,696
3.601%, 8/1/49(c)	2,349,444	2,393,616
3.331%, 9/1/49(c)	7,453,547	7,197,207
4.045%, 9/1/49(c)	10,946,951	11,314,484
3.328%, 10/1/49(c)	1,370,863	1,383,665
2.662%, 1/1/50(c)	1,952,214	1,922,569
2.162%, 12/1/50(c)	21,621,491	19,914,252
2.036%, 5/1/52(c)	135,828,996	123,160,350
4.693%, 4/1/53(c)	34,576,348	34,635,890
4.489%, 7/1/53(c)	34,705,150	34,230,966
4.279%, 7/1/53(c)	4,610,832	4,508,129
Freddie Mac, Hybrid ARM
7.437%, 9/1/33(c)	830,675	850,261
6.50%, 2/1/34 - 2/1/35(c)	935,298	959,746
7.551%, 8/1/34(c)	166,023	171,365
6.527%, 11/1/34(c)	343,378	352,837
6.509%, 1/1/35(c)	48,876	49,517
6.659%, 3/1/35(c)	191,355	197,845
6.375%, 4/1/35(c)	64,537	65,975
6.996%, 8/1/35(c)	188,165	192,456
7.62%, 8/1/35(c)	583,568	598,169
7.497%, 9/1/35(c)	328,176	335,344
7.451%, 10/1/35(c)	269,879	273,703
6.56%, 1/1/36(c)	541,846	560,720
6.074%, 1/1/36(c)	465,657	470,091
6.379%, 1/1/36(c)	258,228	265,918
6.868%, 4/1/36(c)	467,221	483,242
6.339%, 8/1/36(c)	460,112	464,842
6.496%, 12/1/36(c)	265,180	270,065
6.672%, 1/1/37(c)	297,223	303,285
6.476%, 3/1/37(c)	502,458	513,120
6.57%, 4/1/37(c)	312,591	317,643
6.479%, 4/1/37(c)	322,333	331,722
6.625%, 5/1/37(c)	118,975	121,807
7.265%, 7/1/37(c)	852,940	877,020
6.999%, 1/1/38(c)	119,829	123,388
6.654%, 2/1/38(c)	161,196	162,557
6.747%, 4/1/38(c)	43,081	43,864
6.743%, 4/1/38(c)	822,987	849,416
6.934%, 5/1/38(c)	110,409	113,203
6.418%, 6/1/38(c)	295,772	301,174
6.563%, 10/1/38(c)	63,884	64,595
7.168%, 10/1/38(c)	521,539	534,258
6.707%, 11/1/39(c)	144,683	146,863
7.531%, 7/1/43(c)	247,858	255,606
6.565%, 8/1/43(c)	2,527,605	2,617,652
7.348%, 10/1/43(c)	222,612	229,460
6.754%, 1/1/44(c)	852,056	878,946
6.61%, 1/1/44(c)	539,616	554,493
6.495%, 2/1/44(c)	2,036,400	2,103,765
6.633%, 4/1/44(c)	670,083	693,950
6.627%, 4/1/44(c)	567,461	581,683
6.575%, 5/1/44(c)	13,252,078	13,680,647
6.978%, 6/1/44(c)	1,310,310	1,350,162
6.37%, 6/1/44(c)	428,739	438,555
7.309%, 7/1/44(c)	794,539	815,776
7.505%, 7/1/44 - 6/1/45(c)	552,153	565,324
7.495%, 8/1/44(c)	277,802	283,261
6.932%, 8/1/44(c)	1,380,975	1,425,065
7.36%, 8/1/44(c)	903,313	934,047
7.441%, 9/1/44(c)	542,131	554,038
7.233%, 9/1/44(c)	1,037,049	1,069,597
PAGE 7 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
7.232%, 9/1/44(c)	$676,535	$694,939
7.064%, 10/1/44(c)	2,026,642	2,087,987
7.024%, 10/1/44(c)	487,138	501,827
7.195%, 10/1/44(c)	1,692,470	1,741,292
6.762%, 10/1/44(c)	2,195,458	2,261,633
6.696%, 10/1/44(c)	1,836,955	1,891,109
7.139%, 11/1/44(c)	646,296	667,398
6.675%, 11/1/44(c)	1,209,483	1,245,719
6.377%, 11/1/44(c)	1,075,650	1,106,815
7.017%, 11/1/44(c)	1,718,433	1,771,137
6.876%, 11/1/44(c)	1,808,133	1,862,492
6.619%, 11/1/44(c)	684,966	705,888
6.484%, 11/1/44(c)	2,959,371	3,044,579
6.592%, 11/1/44(c)	1,002,993	1,033,096
6.28%, 11/1/44(c)	1,334,214	1,370,102
6.99%, 11/1/44(c)	2,862,919	2,948,153
6.411%, 11/1/44(c)	1,068,350	1,098,004
6.351%, 12/1/44(c)	1,952,929	2,008,981
6.385%, 12/1/44(c)	2,095,615	2,155,702
6.255%, 12/1/44(c)	175,556	178,980
6.329%, 12/1/44(c)	1,507,774	1,548,424
6.245%, 12/1/44(c)	316,249	322,215
6.482%, 1/1/45(c)	1,731,543	1,778,874
6.467%, 1/1/45(c)	478,655	492,254
6.416%, 1/1/45(c)	1,124,116	1,156,989
6.60%, 1/1/45(c)	968,079	997,052
6.834%, 1/1/45(c)	1,618,902	1,667,859
6.587%, 2/1/45(c)	1,044,661	1,077,844
7.16%, 4/1/45(c)	687,373	710,986
6.596%, 5/1/45(c)	2,871,995	2,959,152
7.118%, 8/1/45(c)	3,251,514	3,344,312
6.368%, 8/1/45(c)	45,569	46,377
7.347%, 8/1/45(c)	1,002,126	1,031,146
7.204%, 9/1/45(c)	788,139	809,737
6.43%, 5/1/46(c)	1,216,430	1,251,592
6.767%, 5/1/46(c)	13,516,190	13,912,699
6.67%, 7/1/46(c)	1,182,813	1,217,807
7.343%, 9/1/46(c)	2,984,690	3,076,103
7.205%, 6/1/47(c)	405,870	414,628
7.38%, 8/1/47(c)	157,364	160,156
7.14%, 10/1/47(c)	138,056	142,188
3.268%, 1/1/49(c)	50,669,109	49,191,376
3.72%, 2/1/49(c)	2,245,882	2,315,836
2.287%, 9/1/50(c)	22,884,808	21,125,624
2.179%, 11/1/50(c)	57,707,768	52,974,669
2.362%, 12/1/50(c)	63,414,058	58,439,763
1.851%, 8/1/51(c)	176,898,365	165,904,885
1.971%, 4/1/52(c)	90,695,276	81,293,715
2.303%, 5/1/52(c)	31,750,299	28,759,529
2.024%, 5/1/52(c)	87,169,325	78,594,029
3.335%, 6/1/52(c)	12,079,511	11,408,669
3.904%, 7/1/52(c)	7,095,405	6,940,435
4.066%, 9/1/52(c)	27,678,365	26,895,497
4.186%, 9/1/52(c)	40,655,778	40,111,372
4.121%, 10/1/52(c)	50,964,037	49,599,938
4.127%, 1/1/53(c)	172,572,192	169,842,019
4.518%, 4/1/53(c)	45,256,287	44,541,889
4.52%, 6/1/53(c)	30,546,028	30,056,597
4.618%, 8/1/53(c)	23,887,359	23,597,494
4.771%, 8/1/53(c)	33,074,925	32,813,038
3.95%, 6/1/55(c)	45,895,046	44,449,154
Freddie Mac Gold, 15 Year
4.50%, 6/1/26	9,745	9,733
Freddie Mac Gold, 20 Year

	Par Value	Value
6.50%, 10/1/26	$93,045	$96,192
4.50%, 5/1/30 - 1/1/34	17,590,788	17,672,751
4.00%, 9/1/31 - 10/1/35	102,898,783	101,869,383
3.50%, 7/1/35 - 1/1/36	38,570,621	37,450,632
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	543,527	573,621
6.50%, 12/1/32 - 10/1/38	2,841,606	2,971,394
6.00%, 12/1/33 - 2/1/39	4,292,386	4,482,243
5.50%, 3/1/34 - 12/1/38	13,034,414	13,432,899
4.50%, 3/1/39 - 10/1/47	292,059,667	287,305,774
4.00%, 11/1/45 - 11/1/47	70,048,787	66,429,352
3.50%, 2/1/48	29,887,350	26,993,553
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	101,693,258	90,627,876
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,027	3,263
4.50%, 7/1/42 - 12/1/54	1,237,116,970	1,185,624,065
2.50%, 5/1/50 - 5/1/52	1,650,873,358	1,386,959,230
2.00%, 6/1/50 - 12/1/50	1,123,111,556	901,315,706
3.00%, 6/1/50 - 1/1/52	252,282,532	220,785,689
2.00%, 10/1/50	412,471,176	332,518,039
2.00%, 12/1/50	503,504,113	405,026,186
2.00%, 12/1/50	582,912,787	469,356,696
3.50%, 2/1/52 - 8/1/53	1,925,167,782	1,740,710,972
2.50%, 5/1/52	414,238,108	346,854,943
3.50%, 5/1/52	1,699,113,149	1,532,602,269
3.50%, 6/1/52	682,050,655	615,208,784
4.00%, 6/1/52 - 4/1/53	1,402,054,756	1,305,764,848
3.50%, 7/1/52	818,391,158	738,145,360
3.50%, 9/1/52	581,539,857	524,485,796
4.00%, 9/1/52	839,605,719	782,316,003
4.00%, 10/1/52	1,349,427,850	1,257,210,286
4.50%, 1/1/54	952,685,148	912,634,160
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,582,857	1,558,572
Ginnie Mae, 30 Year
7.00%, 5/15/28	3,010	3,011
		37,253,409,127
		41,542,121,487
		48,370,800,228
Corporate: 29.5%
Financials: 12.9%
Bank of America Corp.
4.25%, 10/22/26	159,829,000	159,537,931
3.593%, 7/21/28(d)	39,225,000	38,622,885
4.948%, 7/22/28(d)	34,480,000	34,877,291
6.204%, 11/10/28(d)	42,885,000	44,629,476
3.419%, 12/20/28(d)	82,224,000	80,372,626
4.979%, 1/24/29(d)	121,005,000	122,731,002
5.202%, 4/25/29(d)	24,930,000	25,477,512
4.623%, 5/9/29(d)	125,490,000	126,286,376
2.496%, 2/13/31(d)	85,980,000	78,530,833
2.572%, 10/20/32(d)	19,411,000	17,108,099
5.015%, 7/22/33(d)	16,565,000	16,758,947
5.288%, 4/25/34(d)	24,795,000	25,291,737
3.846%, 3/8/37(d)	420,071,000	384,404,481
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,788,455
5.304%, 8/9/26(d)	12,500,000	12,503,484
5.829%, 5/9/27(d)	132,870,000	134,222,852
5.674%, 3/12/28(d)	35,000,000	35,663,811
4.836%, 5/9/28	100,074,000	100,224,694
5.501%, 8/9/28(d)	72,215,000	73,653,027
6.49%, 9/13/29(d)	73,380,000	77,582,010
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 8

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
5.69%, 3/12/30(d)	$55,000,000	$56,909,814
5.088%, 6/20/30(d)	95,044,000	95,502,027
3.564%, 9/23/35(d)	21,975,000	20,216,468
BNP Paribas SA (France)
4.375%, 9/28/25(b)	96,752,000	96,560,484
4.375%, 5/12/26(b)	159,599,000	159,235,207
4.625%, 3/13/27(b)	292,220,000	292,046,667
2.591%, 1/20/28(b)(d)	52,976,000	51,420,522
5.497%, 5/20/30(b)(d)	10,000,000	10,268,171
5.085%, 5/9/31(b)(d)	102,025,000	103,019,484
2.871%, 4/19/32(b)(d)	24,300,000	21,771,193
5.786%, 1/13/33(b)(d)	190,725,000	198,411,967
2.588%, 8/12/35(b)(d)	33,275,000	29,319,707
5.906%, 11/19/35(b)(d)	37,450,000	37,771,271
Boston Properties, Inc.
3.65%, 2/1/26	45,870,000	45,572,630
6.75%, 12/1/27	28,600,000	30,032,642
4.50%, 12/1/28	105,172,000	104,341,986
3.40%, 6/21/29	96,153,000	91,161,422
2.90%, 3/15/30	67,330,000	61,860,431
3.25%, 1/30/31	253,569,000	232,361,739
6.50%, 1/15/34	110,743,000	118,559,811
Capital One Financial Corp.
4.20%, 10/29/25	135,507,000	135,314,073
3.75%, 7/28/26	11,785,000	11,669,596
4.927%, 5/10/28(d)	93,637,000	94,322,469
6.312%, 6/8/29(d)	71,854,000	75,425,095
5.70%, 2/1/30(d)	36,495,000	37,751,340
5.463%, 7/26/30(d)	92,110,000	94,782,681
7.624%, 10/30/31(d)	108,529,000	122,621,020
Citigroup, Inc.
4.45%, 9/29/27	45,814,000	45,857,970
4.412%, 3/31/31(d)	88,110,000	87,174,906
6.174%, 5/25/34(d)	95,165,000	99,621,468
United States 90 Day Average SOFR
+6.63%, 10.911%, 10/30/40(e)	419,908,075	496,665,591
Elevance Health, Inc.
4.50%, 10/30/26	24,930,000	25,011,009
5.15%, 6/15/29	22,784,000	23,434,047
2.875%, 9/15/29	6,837,000	6,437,753
4.75%, 2/15/30	148,020,000	149,774,705
2.25%, 5/15/30	56,601,000	51,095,964
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,739,896
5.21%, 8/11/28(d)	20,125,000	20,409,538
4.95%, 3/31/30	63,558,000	64,640,117
3.973%, 5/22/30(d)	19,800,000	19,282,317
5.24%, 5/13/31(d)	141,450,000	144,022,594
2.848%, 6/4/31(d)	106,915,000	97,705,363
2.357%, 8/18/31(d)	32,125,000	28,530,821
4.762%, 3/29/33(d)	199,080,000	194,913,867
8.113%, 11/3/33(d)	164,826,000	190,280,697
6.547%, 6/20/34(d)	19,964,000	21,208,565
7.399%, 11/13/34(d)	29,200,000	32,655,925
6.50%, 5/2/36	221,642,000	240,102,573
6.50%, 9/15/37	187,437,000	200,486,988
6.80%, 6/1/38	10,598,000	11,719,555
JPMorgan Chase & Co.
4.125%, 12/15/26	115,262,000	115,130,070
4.25%, 10/1/27	129,735,000	130,275,149
5.04%, 1/23/28(d)	46,275,000	46,716,189
4.505%, 10/22/28(d)	86,620,000	86,879,057
8.75%, 9/1/30(e)	80,937,000	95,736,124

	Par Value	Value
2.739%, 10/15/30(d)	$9,865,000	$9,198,531
4.493%, 3/24/31(d)	361,825,000	361,370,323
2.522%, 4/22/31(d)	66,910,000	61,175,496
2.956%, 5/13/31(d)	167,788,000	155,153,585
4.586%, 4/26/33(d)	47,980,000	47,487,876
5.717%, 9/14/33(d)	74,894,000	78,061,834
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	115,565,000	115,450,885
4.65%, 3/24/26	163,010,000	162,861,798
4.716%, 8/11/26(d)	17,731,000	17,723,608
3.75%, 3/18/28(d)	102,790,000	101,535,029
4.818%, 6/13/29(d)	104,890,000	105,835,264
5.721%, 6/5/30(d)	125,347,000	130,179,428
7.953%, 11/15/33(d)	153,426,000	175,793,814
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	249,242,000	242,568,024
4.892%, 5/18/29(d)	12,550,000	12,675,620
5.808%, 9/13/29(d)	157,335,000	163,398,264
6.016%, 3/2/34(d)	70,360,000	74,446,887
6.475%, 6/1/34(d)	129,970,000	136,075,302
3.032%, 11/28/35(d)	38,731,000	34,942,156
The Charles Schwab Corp.
5.643%, 5/19/29(d)	106,172,000	110,048,617
6.196%, 11/17/29(d)	178,554,000	189,455,056
5.853%, 5/19/34(d)	35,715,000	37,940,447
6.136%, 8/24/34(d)	80,185,000	86,758,505
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	342,915,000	338,126,940
4.937%, 4/23/28(d)	113,920,000	114,807,881
5.727%, 4/25/30(d)	65,520,000	68,203,318
4.692%, 10/23/30(d)	45,824,000	45,961,635
5.218%, 4/23/31(d)	109,250,000	111,999,981
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,306,774
6.246%, 9/22/29(b)(d)	39,775,000	41,785,550
5.617%, 9/13/30(b)(d)	96,755,000	100,468,255
4.194%, 4/1/31(b)(d)	22,300,000	21,837,035
6.537%, 8/12/33(b)(d)	32,787,000	35,661,981
5.959%, 1/12/34(b)(d)	324,377,000	341,475,343
6.301%, 9/22/34(b)(d)	68,310,000	73,361,501
5.58%, 5/9/36(b)(d)	97,025,000	99,219,346
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	366,046,400	387,181,399
5.459%, 6/30/35(b)(d)	265,326,000	263,791,859
Unum Group
7.25%, 3/15/28	18,534,000	19,662,969
6.75%, 12/15/28	7,997,000	8,547,673
Wells Fargo & Co.
4.10%, 6/3/26	127,795,000	127,284,336
4.30%, 7/22/27	156,500,000	156,530,823
4.90%, 1/24/28(d)	89,610,000	90,258,861
5.707%, 4/22/28(d)	117,210,000	119,755,281
2.393%, 6/2/28(d)	37,000,000	35,646,336
4.808%, 7/25/28(d)	6,925,000	6,983,377
5.198%, 1/23/30(d)	129,020,000	132,155,445
2.879%, 10/30/30(d)	46,275,000	43,236,170
2.572%, 2/11/31(d)	43,340,000	39,704,494
3.35%, 3/2/33(d)	17,074,000	15,592,829
4.897%, 7/25/33(d)	104,244,000	104,264,265
5.389%, 4/24/34(d)	83,470,000	85,410,437
		12,508,364,707
PAGE 9 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
Industrials: 14.3%
AT&T, Inc.
4.30%, 2/15/30	$7,255,000	$7,231,397
2.75%, 6/1/31	213,067,000	193,188,846
2.55%, 12/1/33	62,712,000	52,484,050
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,906,059
4.375%, 12/15/28(b)	4,485,000	4,443,236
6.25%, 1/21/29(b)	124,995,000	131,253,653
6.375%, 11/21/30(b)	193,410,000	205,537,300
6.50%, 11/21/33(b)	167,421,000	179,518,038
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,534,000	59,163,952
6.343%, 8/2/30	36,040,000	38,835,950
2.726%, 3/25/31	71,080,000	64,011,053
4.742%, 3/16/32	277,215,000	275,606,014
7.75%, 10/19/32	39,365,000	45,498,282
6.421%, 8/2/33	71,455,000	77,601,605
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	55,624,053	53,546,684
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	76,952,000	77,163,464
5.20%, 9/17/30(b)	213,887,000	213,384,644
3.875%, 7/11/31(b)	96,015,000	88,513,924
Charter Communications, Inc.
4.908%, 7/23/25	50,074,000	50,070,331
4.25%, 2/1/31(b)	42,380,000	39,590,272
4.50%, 5/1/32	192,473,000	179,239,095
4.40%, 4/1/33	40,285,000	37,931,240
4.50%, 6/1/33(b)	358,231,000	327,433,988
4.25%, 1/15/34(b)	82,325,000	73,284,645
6.55%, 5/1/37	45,343,000	46,831,122
6.75%, 6/15/39	121,402,000	125,844,114
6.484%, 10/23/45	404,362,000	400,658,392
5.375%, 5/1/47	87,814,000	76,214,694
5.75%, 4/1/48	221,316,000	201,254,304
5.125%, 7/1/49	64,354,000	53,507,960
4.80%, 3/1/50	27,568,000	22,056,282
Comcast Corp.
2.65%, 2/1/30	51,410,000	47,756,739
3.40%, 4/1/30	32,175,000	30,851,059
4.95%, 5/15/32	41,895,000	42,637,443
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	161,501,000	158,996,709
3.50%, 8/15/27(b)	39,848,000	39,080,278
5.45%, 9/15/28(b)	64,945,000	66,681,905
1.80%, 10/1/30(b)	25,863,000	22,117,026
5.70%, 6/15/33(b)	39,365,000	39,849,100
CVS Health Corp.
4.30%, 3/25/28	119,550,000	119,059,454
5.40%, 6/1/29	79,035,000	81,340,107
3.25%, 8/15/29	12,941,000	12,299,444
5.125%, 2/21/30	133,451,000	135,860,043
3.75%, 4/1/30	94,694,000	90,839,732
5.25%, 1/30/31	10,000,000	10,223,960
1.875%, 2/28/31	21,776,000	18,639,940
5.55%, 6/1/31	38,990,000	40,502,913
2.125%, 9/15/31	14,950,000	12,788,489
4.125%, 4/1/40	24,029,000	20,061,210
6.75%, 12/10/54(d)(e)	22,660,000	22,709,344
7.00%, 3/10/55(d)(e)	175,294,000	180,800,027
Dell Technologies, Inc.
6.02%, 6/15/26	10,831,000	10,933,370

	Par Value	Value
6.10%, 7/15/27	$37,195,000	$38,441,298
Dillard's, Inc.
7.75%, 7/15/26	20,631,000	20,939,944
7.75%, 5/15/27	12,958,000	13,548,581
7.00%, 12/1/28	27,710,000	29,219,627
Elanco Animal Health, Inc.
6.65%, 8/28/28	124,426,000	129,430,165
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	52,317,000	50,987,266
7.721%, 6/4/38(b)	117,004,000	116,226,883
Ford Motor Credit Co. LLC
4.134%, 8/4/25	77,673,000	77,592,730
3.375%, 11/13/25	228,727,000	227,203,683
4.389%, 1/8/26	31,215,000	31,075,493
6.95%, 3/6/26	18,575,000	18,754,137
4.542%, 8/1/26	22,235,000	22,082,374
2.70%, 8/10/26	230,939,000	224,847,279
5.125%, 11/5/26	91,015,000	90,790,794
4.95%, 5/28/27	63,005,000	62,587,399
7.35%, 11/4/27	126,915,000	131,807,817
5.918%, 3/20/28	51,375,000	51,896,405
6.80%, 5/12/28	183,238,000	189,381,025
6.798%, 11/7/28	26,051,000	26,989,964
2.90%, 2/10/29	15,000,000	13,639,095
5.113%, 5/3/29	5,605,000	5,480,509
6.054%, 11/5/31	6,369,000	6,336,146
6.532%, 3/19/32	61,075,000	62,021,532
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	69,115,000	70,128,017
5.857%, 3/15/30	21,550,000	22,759,625
5.905%, 11/22/32	147,710,000	157,015,894
HCA Healthcare, Inc.
5.25%, 6/15/26	10,912,000	10,927,148
3.125%, 3/15/27	40,524,000	39,677,928
5.00%, 3/1/28	25,600,000	25,980,344
4.125%, 6/15/29	106,136,000	104,281,705
5.25%, 3/1/30	58,890,000	60,373,695
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	595,937,000	595,735,287
3.50%, 7/26/26(b)	49,137,000	48,554,837
6.125%, 7/27/27(b)	87,665,000	90,480,679
4.50%, 6/30/28(b)	39,475,000	39,470,280
3.875%, 7/26/29(b)	249,659,000	241,888,344
5.50%, 2/1/30(b)	167,475,000	172,661,635
5.875%, 7/1/34(b)	63,825,000	65,473,974
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	51,750,000	52,526,851
5.25%, 6/15/30(b)	72,275,000	74,381,020
5.85%, 6/15/35(b)	49,300,000	51,552,367
Kinder Morgan, Inc.
5.15%, 6/1/30	26,000,000	26,546,513
4.80%, 2/1/33	25,340,000	24,930,279
6.50%, 2/1/37	49,931,000	52,846,886
6.95%, 1/15/38	76,609,000	84,950,699
6.50%, 9/1/39	71,221,000	75,675,313
5.00%, 8/15/42	75,866,000	67,761,879
Macy's, Inc.
6.70%, 7/15/34(b)	54,725,000	45,958,777
Mars, Inc.
4.45%, 3/1/27(b)	41,825,000	41,969,806
4.60%, 3/1/28(b)	129,165,000	130,214,963
4.80%, 3/1/30(b)	174,008,000	176,304,893
Nordstrom, Inc.
6.95%, 3/15/28	19,742,000	20,192,295
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 10

Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
	Par Value	Value
Oracle Corp.
4.80%, 8/3/28	$81,720,000	$83,062,787
4.20%, 9/27/29	22,600,000	22,444,411
2.95%, 4/1/30	102,220,000	95,457,867
Philip Morris International, Inc.
4.875%, 2/13/29	50,705,000	51,599,639
5.625%, 11/17/29	38,760,000	40,699,411
5.125%, 2/15/30	32,691,000	33,633,354
5.50%, 9/7/30	42,162,000	44,072,164
5.125%, 2/13/31	35,085,000	36,135,643
5.75%, 11/17/32	33,460,000	35,373,835
5.375%, 2/15/33	77,968,000	80,518,846
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	27,158,035
4.85%, 7/6/27(b)	193,828,000	194,051,484
3.68%, 1/21/30(b)	210,322,000	198,279,444
3.061%, 7/13/31(b)	552,347,000	489,254,357
4.193%, 1/19/32(b)	133,075,000	124,644,664
4.027%, 8/3/50(b)	28,141,000	18,816,184
3.832%, 2/8/51(b)	14,085,000	9,060,424
4.987%, 1/19/52(b)	368,711,000	284,496,161
RTX Corp.
6.00%, 3/15/31	55,935,000	60,098,257
6.10%, 3/15/34	61,390,000	66,369,390
Synopsys, Inc.
4.65%, 4/1/28	33,950,000	34,295,584
4.85%, 4/1/30	120,588,000	122,260,543
5.00%, 4/1/32	119,080,000	120,620,183
TC Energy Corp. (Canada)
5.875%, 8/15/76(d)(e)	263,669,000	264,084,708
5.30%, 3/15/77(d)(e)	337,412,000	335,111,323
5.50%, 9/15/79(d)(e)	210,040,000	207,968,451
5.60%, 3/7/82(d)(e)	41,376,000	40,190,959
The Cigna Group
7.875%, 5/15/27	26,368,000	27,935,742
4.375%, 10/15/28	97,130,000	97,246,784
5.00%, 5/15/29	30,910,000	31,607,328
2.40%, 3/15/30	95,009,000	86,697,564
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,045,000	107,354,922
4.75%, 2/1/28	13,285,000	13,282,472
3.375%, 4/15/29	207,295,000	199,448,345
3.875%, 4/15/30	252,579,000	245,309,221
2.55%, 2/15/31	18,435,000	16,503,509
3.50%, 4/15/31	129,944,000	122,006,384
5.20%, 1/15/33	27,025,000	27,529,177
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,635,000	151,057,422
5.25%, 6/6/29(b)	50,542,000	50,200,943
Union Pacific Corp.
5.082%, 1/2/29	291,527	292,965
5.866%, 7/2/30	5,563,283	5,736,458
6.176%, 1/2/31	8,225,093	8,542,024
Verizon Communications, Inc.
1.75%, 1/20/31	13,855,000	11,938,542
2.55%, 3/21/31	90,862,000	81,493,051
VMware, Inc.
1.40%, 8/15/26	87,378,000	84,510,384
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	242,640,000	253,157,231
Zoetis, Inc.
4.50%, 11/13/25	100,484,000	100,427,799
		13,803,371,336

	Par Value	Value
Utilities: 2.3%
American Electric Power Co., Inc.
5.699%, 8/15/25	$131,194,000	$131,297,635
Dominion Energy, Inc.
1.45%, 4/15/26	30,450,000	29,720,417
4.60%, 5/15/28	28,030,000	28,214,663
3.375%, 4/1/30	108,187,000	102,812,920
5.00%, 6/15/30	123,117,000	125,647,113
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,168,474
7.50%, 10/14/32(b)	17,497,000	19,947,039
6.80%, 9/15/37(b)	77,977,000	85,920,894
6.00%, 10/7/39(b)	120,077,000	123,452,510
NextEra Energy, Inc.
5.749%, 9/1/25	46,060,000	46,127,533
4.625%, 7/15/27	137,115,000	137,960,173
4.85%, 2/4/28	157,413,000	159,578,517
4.90%, 3/15/29	195,965,000	199,106,325
5.05%, 3/15/30	206,346,000	211,148,185
The Southern Co.
5.113%, 8/1/27	209,080,000	212,220,095
4.85%, 6/15/28	94,545,000	96,169,574
4.00%, 1/15/51(d)(e)	315,289,000	313,467,033
3.75%, 9/15/51(d)(e)	144,501,000	142,509,927
		2,172,469,027
		28,484,205,070
Total Debt Securities (Cost $97,364,823,208)		$94,996,871,981
Short-Term Investments: 1.3%
	Par Value/ Shares	Value
Repurchase Agreements: 0.6%
Fixed Income Clearing Corp.(f) 4.38%, dated 6/30/25, due 7/1/25, maturity value $504,061,320	$504,000,000	504,000,000
Fixed Income Clearing Corp.(f) 1.80%, dated 6/30/25, due 7/1/25, maturity value $96,125,504	96,120,698	96,120,698
		600,120,698
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	609,356,486	609,356,486
Total Short-Term Investments (Cost $1,209,477,184)		$1,209,477,184
Total Investments In Securities (Cost $98,574,300,392)	99.6%	$96,206,349,165
Other Assets Less Liabilities	0.4%	422,060,896
Net Assets	100.0%	$96,628,410,061
PAGE 11 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2025
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.875%-4.00%, 5/31/27-6/30/32. Total collateral value is $612,123,251.
*	Rounds to 0.0%.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	27,939	9/19/25	$3,132,660,375	$57,721,144
Ultra Long-Term U.S. Treasury Bond	18,913	9/19/25	2,253,011,125	103,178,069
				$160,899,213
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 12

Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value (cost $98,574,300,392)	$96,206,349,165
Cash	10,501
Deposits with broker for futures contracts	149,787,575
Receivable for variation margin for futures contracts	28,893,616
Receivable for investments sold	13,817,033
Receivable for Fund shares sold	130,908,968
Dividends and interest receivable	753,184,584
Expense reimbursement receivable	462,532
Prepaid expenses and other assets	201,935
97,283,615,909
Liabilities:
Cash received as collateral for delayed delivery securities	700,000
Payable for investments purchased	575,873,632
Payable for Fund shares redeemed	46,205,518
Management fees payable	30,442,210
Accrued expenses	1,984,488
655,205,848
Net Assets	$96,628,410,061
Net Assets Consist of:
Paid in capital	$101,531,858,875
Accumulated loss	(4,903,448,814)
$96,628,410,061
Class I
Total net assets	$75,585,382,335
Shares outstanding	5,978,359,377
Net asset value per share	$12.64
Class X
Total net assets	$21,043,027,726
Shares outstanding	1,663,100,763
Net asset value per share	$12.65

Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends	$23,537,699
Interest (net of foreign taxes of $27,956)	2,201,957,810
2,225,495,509
Expenses:
Investment advisory fees	138,552,167
Administrative services fees
Class I	36,715,723
Class X	4,734,166
Custody and fund accounting fees	513,027
Professional services	138,721
Shareholder reports	811,394
Registration fees	1,601,316
Trustees fees	251,878
Miscellaneous	514,662
Total expenses	183,833,054
Expenses reimbursed by investment manager	(2,706,337)
Net expenses	181,126,717
Net Investment Income	2,044,368,792
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (Note 5)	(119,237,772)
Futures contracts	(90,671,190)
Net change in unrealized appreciation/depreciation
Investments in securities	1,900,241,705
Futures contracts	252,299,392
Net realized and unrealized gain	1,942,632,135
Net Change in Net Assets From Operations	$3,987,000,927

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$2,044,368,792	$3,463,068,737
Net realized gain (loss)	(209,908,962)	(301,849,137)
Net change in unrealized appreciation/depreciation	2,152,541,097	(1,478,819,832)
	3,987,000,927	1,682,399,768
Distributions to Shareholders:
Class I	(1,609,182,377)	(2,851,984,697)
Class X	(435,506,434)	(593,771,357)
Total distributions	(2,044,688,811)	(3,445,756,054)
Fund Share Transactions:
Class I
Proceeds from sales of shares	8,900,957,575	25,298,368,259
Reinvestment of distributions	1,402,100,834	2,469,952,586
Cost of shares redeemed	(9,046,458,305)	(14,136,205,226)
Class X
Proceeds from sales of shares	5,002,571,192	9,292,921,751
Reinvestment of distributions	421,263,159	577,901,885
Cost of shares redeemed	(1,825,584,044)	(2,064,226,388)
Net change from Fund share transactions	4,854,850,411	21,438,712,867
Total change in net assets	6,797,162,527	19,675,356,581
Net Assets:
Beginning of period	89,831,247,534	70,155,890,953
End of period	$96,628,410,061	$89,831,247,534
Share Information:
Class I
Shares sold	710,589,552	2,007,788,527
Distributions reinvested	111,716,872	196,613,038
Shares redeemed	(722,751,855)	(1,126,473,346)
Net change in shares outstanding	99,554,569	1,077,928,219
Class X
Shares sold	398,800,181	738,348,107
Distributions reinvested	33,536,094	45,951,640
Shares redeemed	(145,712,509)	(163,931,433)
Net change in shares outstanding	286,623,766	620,368,314
PAGE 13 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Income Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1989, and seeks high and stable current income consistent with long-term preservation of capital. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers rel evant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual
Dodge & Cox Income Fund ■ PAGE 14

Notes to Financial Statements (unaudited)
right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$14,210,085,125
Government-Related	—	3,931,781,558
Securitized	—	48,370,800,228
Corporate	—	28,484,205,070
Short-Term Investments
Repurchase Agreements	—	600,120,698
Money Market Fund	609,356,486	—
Total Securities	$609,356,486	$95,596,992,679
Other Investments
Futures Contracts
Appreciation	$160,899,213	$—
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
PAGE 15 ■ Dodge & Cox Income Fund

Notes to Financial Statements (unaudited)
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Interest Rate Derivatives
Assets
Futures contracts(a)	$160,899,213
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Interest Rate Derivatives
Net realized gain (loss)
Futures contracts	$(90,671,190)
Net change in unrealized appreciation/depreciation
Futures contracts	$252,299,392
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-7%
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.33%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on port folio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $2,706,337.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$1,609,182,377	$2,851,984,697
Long-term capital gain	$—	$—
Class X
Ordinary income	$435,506,434	$593,771,357
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(2,577,567,996)
Net unrealized depreciation	(4,268,192,934)
Total distributable earnings	$(6,845,760,930)
Dodge & Cox Income Fund ■ PAGE 16

Notes to Financial Statements (unaudited)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
At June 30, 2025, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$98,735,199,605
Unrealized appreciation	1,059,019,070
Unrealized depreciation	(3,426,970,297)
Net unrealized depreciation	(2,367,951,227)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net loss of $3,500,858 attributable to the redemptions in-kind.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund share holder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $193,981 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,513,549,479 and $1,645,429,883, respectively. For the six months ended June 30, 2025, purchases and sales of U.S. government securities aggregated $8,411,873,572 and $9,388,013,783, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 17 ■ Dodge & Cox Income Fund

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$12.38	$12.62	$12.19	$14.06	$14.65	$14.03
Income from investment operations:
Net investment income	0.27	0.53	0.50	0.34	0.27	0.35
Net realized and unrealized gain (loss)	0.26	(0.24)	0.42	(1.87)	(0.40)	0.96
Total from investment operations	0.53	0.29	0.92	(1.53)	(0.13)	1.31
Distributions to shareholders from:
Net investment income	(0.27)	(0.53)	(0.49)	(0.34)	(0.27)	(0.36)
Net realized gain	—	—	—	—	(0.19)	(0.33)
Total distributions	(0.27)	(0.53)	(0.49)	(0.34)	(0.46)	(0.69)
Net asset value, end of period	$12.64	$12.38	$12.62	$12.19	$14.06	$14.65
Total return	4.32%	2.26%	7.69%	(10.87)%	(0.91)%	9.45%
Ratios/supplemental data:
Net assets, end of period (millions)	$75,585	$72,778	$60,604	$53,542	$71,838	$69,127
Ratio of expenses to average net assets	0.41%(a)	0.41%	0.41%	0.41%	0.42%	0.42%
Ratio of net investment income to average net assets	4.41%(a)	4.29%	4.04%	2.70%	1.87%	2.43%
Portfolio turnover rate	12%	14%	55%	118%	91%	94%
Portfolio turnover rate excluding TBA rolls(b)	12%	14%	30%	34%	28%	77%
Class X(c)
Net asset value, beginning of period	$12.39	$12.63	$12.20	$12.83
Income from investment operations:
Net investment income	0.28	0.54	0.50	0.25
Net realized and unrealized gain (loss)	0.26	(0.24)	0.43	(0.60)
Total from investment operations	0.54	0.30	0.93	(0.35)
Distributions to shareholders from:
Net investment income	(0.28)	(0.54)	(0.50)	(0.28)
Net realized gain	—	—	—	—
Total distributions	(0.28)	(0.54)	(0.50)	(0.28)
Net asset value, end of period	$12.65	$12.39	$12.63	$12.20
Total return	4.36%	2.34%	7.76%	(2.72)%
Ratios/supplemental data:
Net assets, end of period (millions)	$21,043	$17,053	$9,552	$4,523
Ratio of expenses to average net assets	0.33%(a)	0.33%	0.33%	0.33%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.36%(a)	0.36%	0.36%	0.36%(a)
Ratio of net investment income to average net assets	4.49%(a)	4.37%	4.16%	3.53%(a)
Portfolio turnover rate	12%	14%	55%	118%
Portfolio turnover rate excluding TBA rolls(b)	12%	14%	30%	34%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
Dodge & Cox Income Fund ■ PAGE 18

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 19 ■ Dodge & Cox Income Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox Income Fund ■ PAGE 20

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 21 ■ Dodge & Cox Income Fund

2025
June 30, 2025

Financial Statements and Other Information

Global Bond Fund | Class I (dodlx) | Class X (doxlx)
ESTABLISHED 2014
06/25 GBF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Debt Securities: 97.6%
		Par Value	Value
Government: 32.3%
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	843,510,000	$131,971,565
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	17,780,000,000	19,070,407
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	13,501,135
5.80%, 10/1/34(a)(b)	CLP	18,700,000,000	20,401,615
Colombia Government (Colombia)
7.25%, 10/18/34	COP	345,500,000,000	61,647,881
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	5,530,000,000	16,961,112
6.75%, 10/22/28	HUF	3,100,000,000	9,228,045
Japan Government (Japan)
0.20%, 12/20/27	JPY	19,767,850,000	135,416,405
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	153,000,000	34,898,268
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	363,344,200	17,651,660
8.00%, 11/7/47	MXN	1,718,718,400	75,951,700
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	141,800,000	71,225,092
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	1,057,750,000	99,232,001
3.75%, 6/12/35(a)(b)	NOK	172,500,000	17,031,782
Peru Government (Peru)
7.60%, 8/12/39(a)(b)	PEN	210,311,000	63,071,706
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	510,073,000	27,496,556
South Korea Government (South Korea)
2.875%, 12/10/27	KRW	34,900,000,000	26,114,119
3.375%, 6/10/32	KRW	22,916,850,000	17,676,607
U.S. Treasury Inflation Indexed (United States)
2.375%, 2/15/55(c)	USD	15,245,767	14,730,970
U.S. Treasury Note/Bond (United States)
3.75%, 5/15/28	USD	30,045,000	30,089,598
4.00%, 5/31/30	USD	36,335,000	36,686,995
4.125%, 5/31/32	USD	8,989,000	9,064,845
4.00%, 2/15/34	USD	32,160,000	31,824,581
4.375%, 5/15/34	USD	40,000,000	40,623,438
4.25%, 11/15/34	USD	54,000,000	54,177,187
4.25%, 5/15/35	USD	50,000,000	50,078,125
4.625%, 5/15/54	USD	16,100,000	15,637,125
4.50%, 11/15/54	USD	37,000,000	35,259,844
United Kingdom Government (United Kingdom)
4.375%, 7/31/54	GBP	14,500,000	17,266,013
			1,193,986,377
Government-Related: 7.7%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	7,330,070	8,119,052
6.899%, 12/1/40	USD	5,129,213	5,681,302
Colombia Government International (Colombia)
3.125%, 4/15/31	USD	32,825,000	26,920,351
5.625%, 2/26/44	USD	4,850,000	3,578,329
5.00%, 6/15/45	USD	2,100,000	1,414,882
5.20%, 5/15/49	USD	8,000,000	5,350,786

		Par Value	Value
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	320,900,000	$35,076,189
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	6,632,936
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	8,548,638
6.70%, 2/16/32	USD	13,050,000	12,124,465
6.75%, 9/21/47	USD	2,311,000	1,673,836
7.69%, 1/23/50	USD	66,350,000	52,189,928
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	21,825,000	25,767,827
State of Illinois GO (United States)
5.10%, 6/1/33	USD	26,743,628	26,823,449
State of New South Wales Australia (Australia)
1.75%, 3/20/34(a)	AUD	86,500,000	44,951,353
State of Queensland Australia (Australia)
4.50%, 8/22/35(a)(b)	AUD	27,300,000	17,324,983
			282,178,306
Securitized: 27.0%
Asset-Backed: 5.4%
Auto Loan: 2.3%
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	16,085,530
Series 2025-2 B, 4.62%, 5/16/31	USD	3,000,000	3,015,627
Series 2025-2 C, 4.91%, 10/18/32	USD	2,750,000	2,763,884
Hyundai Auto Receivables Trust (United States)
Series 2025-B B, 4.72%, 7/15/30	USD	3,000,000	3,022,705
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	15,111,828
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	4,036,978
Series 2025-A B, 4.61%, 4/15/31	USD	11,000,000	11,050,468
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,289,160
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	17,050,038
Series 2025-B C, 4.92%, 7/15/32	USD	4,500,000	4,531,479
			84,957,697
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	2,047,287	2,110,336
8.20%, 4/6/28(b)	USD	4,405,744	4,592,917
			6,703,253
Student Loan: 2.9%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.67%, 6/25/65(b)	USD	781,125	786,943
PAGE 1 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
		Par Value	Value
+1.464% Series 2016-3A A3, 5.77%, 6/25/65(b)	USD	9,822,381	$9,988,699
+1.114% Series 2017-4A A3, 5.42%, 9/27/66(b)	USD	2,665,980	2,661,826
+0.664% Series 2021-2A A1B, 4.97%, 2/25/70(b)	USD	4,020,871	3,939,111
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	916,252	906,646
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,795,642
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 5.37%, 9/25/28	USD	826,773	811,951
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.715%, 12/15/32(b)	USD	1,233,354	1,166,366
+0.711% Series 2003-1 A5B, 5.055%, 12/15/32(b)	USD	442,591	424,457
+0.751% Series 2007-6 A5, 5.115%, 4/27/43	USD	4,995,800	4,716,709
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	119,839	118,477
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	969,999
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,526,030
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,584,418	2,326,342
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,153,899
Series 2024-F B, 5.73%, 3/16/54(b)	USD	5,500,000	5,516,328
Series 2025-A B, 5.86%, 4/15/54(b)	USD	8,000,000	7,982,580
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,129,598
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,682,466
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	17,806,438	17,979,596
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,449,333
			107,032,998
			198,693,948
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(d)	USD	898,838	814,873
3.384%, 11/25/55(b)(d)	USD	1,487,906	1,303,198
			2,118,071
Mortgage-Related: 21.6%
CMO & REMIC: 0.9%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	157,469	163,616

		Par Value	Value
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	16,624,095	$15,170,089
Series 4283 EW, 4.50%, 12/15/43(d)	USD	30,418	30,291
Series 4319 MA, 4.50%, 3/15/44(d)	USD	109,198	108,618
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	104,984	101,206
Series 2014-184 GZ, 3.50%, 12/20/44	USD	9,842,367	9,258,875
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 5.152%, 1/20/73	USD	7,458,244	7,439,445
			32,272,140
Federal Agency Mortgage Pass-Through: 20.7%
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/54	USD	5,973,408	5,732,120
2.50% 6/1/50 - 4/1/52	USD	48,638,631	40,889,877
2.00% 9/1/50 - 1/1/51	USD	9,614,402	7,723,913
2.50%, 2/1/52	USD	25,939,427	21,752,872
3.50% 4/1/52 - 5/1/53	USD	104,431,031	94,362,518
3.50%, 5/1/52	USD	50,898,261	45,910,237
3.50%, 6/1/52	USD	80,685,143	72,782,176
4.00% 6/1/52 - 7/1/53	USD	16,335,464	15,201,432
3.50%, 6/1/52	USD	29,259,030	26,638,663
4.00%, 8/1/52	USD	61,181,094	57,006,514
4.00%, 10/1/52	USD	59,275,007	55,138,669
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	21,383,195	18,087,127
Fannie Mae, Hybrid ARM (United States)
7.362%, 8/1/44(d)	USD	19,908	20,503
7.269%, 9/1/44(d)	USD	11,853	12,146
Freddie Mac, Hybrid ARM (United States)
7.195%, 10/1/44(d)	USD	34,687	35,688
6.484%, 11/1/44(d)	USD	121,686	125,189
6.416%, 1/1/45(d)	USD	62,244	64,064
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	18,820	19,530
4.50% 8/1/44 - 7/1/47	USD	342,318	334,592
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	35,004,328	29,448,705
3.50% 6/1/52 - 10/1/52	USD	54,221,157	48,902,987
4.00%, 8/1/52	USD	49,751,509	46,356,790
3.50%, 9/1/52	USD	63,429,828	57,206,816
4.00%, 9/1/52	USD	34,767,370	32,395,051
4.00%, 10/1/52	USD	8,279,031	7,713,256
3.50%, 8/1/53	USD	53,444,293	48,206,689
4.50%, 1/1/54	USD	30,683,177	29,393,253
4.50%, 1/1/54	USD	4,103,490	3,927,663
			765,389,040
			797,661,180
			998,473,199
Corporate: 30.6%
Financials: 9.7%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,013,467
2.572%, 10/20/32(e)	USD	2,975,000	2,622,049
3.846%, 3/8/37(e)	USD	24,350,000	22,282,541
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,933,922
7.119%, 6/27/34(e)	USD	3,375,000	3,686,848
3.564%, 9/23/35(e)	USD	8,550,000	7,865,793
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
		Par Value	Value
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	$3,283,488
4.375%, 5/12/26(b)	USD	5,675,000	5,662,064
4.625%, 3/13/27(b)	USD	3,100,000	3,098,161
2.591%, 1/20/28(b)(e)	USD	4,000,000	3,882,552
5.085%, 5/9/31(b)(e)	USD	3,400,000	3,433,141
2.588%, 8/12/35(b)(e)	USD	18,396,000	16,209,326
5.906%, 11/19/35(b)(e)	USD	5,625,000	5,673,255
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,136,062
6.75%, 12/1/27	USD	3,550,000	3,727,828
4.50%, 12/1/28	USD	3,075,000	3,050,732
3.25%, 1/30/31	USD	8,175,000	7,491,283
Capital One Financial Corp. (United States)
6.312%, 6/8/29(e)	USD	3,975,000	4,172,555
7.624%, 10/30/31(e)	USD	6,950,000	7,852,427
Citigroup, Inc. (United States)
6.174%, 5/25/34(e)	USD	8,493,000	8,890,718
United States 90 Day Average SOFR
+6.63%,10.911%, 10/30/40(f)	USD	4,162,250	4,923,093
HSBC Holdings PLC (United Kingdom)
8.113%, 11/3/33(e)	USD	8,775,000	10,130,156
6.547%, 6/20/34(e)	USD	13,650,000	14,500,947
7.399%, 11/13/34(e)	USD	8,325,000	9,310,294
6.50%, 5/2/36	USD	4,500,000	4,874,805
6.50%, 9/15/37	USD	1,100,000	1,176,586
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(e)	EUR	9,550,000	11,149,062
5.04%, 1/23/28(e)	USD	2,625,000	2,650,027
4.493%, 3/24/31(e)	USD	2,125,000	2,122,330
2.522%, 4/22/31(e)	USD	2,000,000	1,828,591
2.956%, 5/13/31(e)	USD	8,550,000	7,906,186
5.717%, 9/14/33(e)	USD	6,400,000	6,670,704
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	USD	6,600,000	6,593,483
4.65%, 3/24/26	USD	4,200,000	4,196,182
5.721%, 6/5/30(e)	USD	3,000,000	3,115,657
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(e)	USD	7,135,000	6,943,945
5.808%, 9/13/29(e)	USD	4,469,000	4,641,223
6.475%, 6/1/34(e)	USD	3,200,000	3,350,319
3.032%, 11/28/35(e)	USD	13,325,000	12,021,487
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	1,969,374
6.196%, 11/17/29(e)	USD	5,200,000	5,517,470
5.853%, 5/19/34(e)	USD	3,450,000	3,664,974
6.136%, 8/24/34(e)	USD	1,625,000	1,758,216
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	11,800,000	11,635,239
4.937%, 4/23/28(e)	USD	5,225,000	5,265,723
5.727%, 4/25/30(e)	USD	3,000,000	3,122,863
5.218%, 4/23/31(e)	USD	4,325,000	4,433,867
UBS Group AG (Switzerland)
2.746%, 2/11/33(b)(e)	USD	4,100,000	3,577,102
5.959%, 1/12/34(b)(e)	USD	7,800,000	8,211,148
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(e)	USD	35,700,000	35,493,579
Wells Fargo & Co. (United States)

		Par Value	Value
4.90%, 1/24/28(e)	USD	2,575,000	$2,593,645
2.572%, 2/11/31(e)	USD	5,100,000	4,672,195
3.35%, 3/2/33(e)	USD	9,375,000	8,561,718
4.897%, 7/25/33(e)	USD	2,800,000	2,800,544
5.389%, 4/24/34(e)	USD	7,800,000	7,981,328
			359,332,274
Industrials: 18.6%
Amrize, Ltd. (United States)
7.125%, 7/15/36(b)	USD	747,000	844,788
6.50%, 9/12/43(b)	USD	1,225,000	1,254,773
Bayer AG (Germany)
3.125%, 11/12/79(a)(e)(f)	EUR	29,600,000	34,039,937
5.375%, 3/25/82(a)(e)(f)	EUR	11,200,000	13,262,575
7.00%, 9/25/83(a)(e)(f)	EUR	7,900,000	9,998,393
British American Tobacco PLC (United Kingdom)
3.75%, (a)(e)(f)(g)	EUR	61,750,000	70,898,679
Cemex SAB de CV (Mexico)
5.125%, (b)(e)(f)(g)	USD	26,725,000	26,286,173
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	48,401,345
4.50%, 6/1/33(b)	USD	14,775,000	13,504,798
CVS Health Corp. (United States)
7.00%, 3/10/55(e)(f)	USD	16,375,000	16,889,343
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	29,932,000	31,135,805
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	USD	5,716,000	5,570,717
7.721%, 6/4/38(b)	USD	2,764,000	2,745,642
Ford Motor Credit Co. LLC (United States)
4.134%, 8/4/25	USD	1,325,000	1,323,631
3.375%, 11/13/25	USD	8,488,000	8,431,470
4.389%, 1/8/26	USD	6,240,000	6,212,112
5.918%, 3/20/28	USD	9,350,000	9,444,893
6.80%, 5/12/28	USD	7,587,000	7,841,353
6.798%, 11/7/28	USD	8,000,000	8,288,346
6.532%, 3/19/32	USD	8,350,000	8,479,407
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,649,143
5.25%, 3/1/30	USD	6,475,000	6,638,133
5.50%, 3/1/32	USD	8,800,000	9,081,884
Imperial Brands PLC (United Kingdom)
5.50%, 2/1/30(b)	USD	4,200,000	4,330,072
4.875%, 6/7/32(a)	GBP	29,482,000	39,115,973
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	USD	1,825,000	1,852,396
5.25%, 6/15/30(b)	USD	2,575,000	2,650,033
5.85%, 6/15/35(b)	USD	1,725,000	1,803,810
Mars, Inc. (United States)
4.45%, 3/1/27(b)	USD	1,450,000	1,455,020
4.60%, 3/1/28(b)	USD	2,225,000	2,243,087
4.80%, 3/1/30(b)	USD	7,925,000	8,029,609
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	33,029,100	32,645,939
Molex Electronic Technologies LLC (United States)
4.75%, 4/30/28(b)	USD	10,750,000	10,817,601
5.25%, 4/30/32(b)	USD	6,150,000	6,240,517
News Corp. (United States)
PAGE 3 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Debt Securities (continued)
		Par Value	Value
3.875%, 5/15/29(b)	USD	10,497,000	$10,042,904
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,873,300
2.031%, 8/3/32(b)	EUR	32,475,000	34,184,584
4.027%, 8/3/50(b)	USD	11,675,000	7,806,366
3.832%, 2/8/51(b)	USD	10,234,000	6,583,201
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,035,434
4.85%, 4/1/30	USD	4,975,000	5,044,003
5.00%, 4/1/32	USD	2,350,000	2,380,395
TC Energy Corp. (Canada)
5.875%, 8/15/76(e)(f)	USD	26,645,000	26,687,009
5.30%, 3/15/77(e)(f)	USD	30,142,000	29,936,474
5.50%, 9/15/79(e)(f)	USD	23,605,000	23,372,192
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,172,813
8.75%, 3/15/32	USD	21,050,000	25,535,548
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,152,651
5.25%, 6/6/29(b)	USD	1,449,000	1,439,222
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,108,784
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	14,450,000	15,076,335
3.00%, 8/27/80(a)(e)(f)	EUR	10,148,000	11,339,416
			686,178,028
Utilities: 2.3%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,150,115
5.20%, 1/15/29	USD	12,850,000	13,178,192
Dominion Energy, Inc. (United States)
4.60%, 5/15/28	USD	3,375,000	3,397,235
5.00%, 6/15/30	USD	9,225,000	9,414,578
NextEra Energy, Inc. (United States)
5.749%, 9/1/25	USD	4,375,000	4,381,415
4.85%, 2/4/28	USD	1,600,000	1,622,011
5.05%, 3/15/30	USD	7,070,000	7,234,536
5.00%, 7/15/32	USD	4,500,000	4,552,749
5.65%, 5/1/79(e)(f)	USD	3,000,000	2,988,515
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,491,457
3.75%, 9/15/51(e)(f)	USD	14,226,000	14,029,981
			84,440,784
			1,129,951,086
Total Debt Securities (Cost $3,551,485,323)			$3,604,588,968
Short-Term Investments: 2.3%
		Par Value/ Shares	Value
Repurchase Agreements: 1.4%
Fixed Income Clearing Corp.(h) 4.38%, dated 6/30/25, due 7/1/25, maturity value $49,005,962	USD	49,000,000	$49,000,000
Fixed Income Clearing Corp.(h) 1.80%, dated 6/30/25, due 7/1/25, maturity value $3,669,717	USD	3,669,534	3,669,534
			52,669,534

		Par Value/ Shares	Value
Money Market Fund: 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	33,391,429	$33,391,429
Total Short-Term Investments (Cost $86,060,963)			$86,060,963
Total Investments in Securities (Cost $3,637,546,286)		99.9%	$3,690,649,931
Other Assets Less Liabilities		0.1%	2,032,891
Net Assets		100.0%	$3,692,682,822
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Inflation-linked
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.625%-4.375%, 5/31/27-11/30/30. Total collateral value is $53,722,931.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2025
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	1,829	9/19/25	$205,076,625	$4,111,782
UK-Gilt	475	9/26/25	60,656,360	1,192,604
Ultra 10 Year U.S. Treasury Note	1,226	9/19/25	140,089,656	3,219,959
				$8,524,345
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Morgan Stanley	5/8/26	USD	17,251,973	CHF	13,927,000	$(938,849)
Morgan Stanley	6/12/26	USD	9,120,517	CHF	7,085,000	(166,591)
COP: Colombian Peso
Barclays	1/22/26	USD	16,591,290	COP	72,197,000,000	(576,738)
State Street	1/22/26	USD	3,513,865	COP	15,634,240,000	(203,867)
State Street	1/22/26	USD	3,641,886	COP	16,176,529,500	(204,799)
Goldman Sachs	2/12/26	USD	16,656,548	COP	72,431,000,000	(516,027)
State Street	2/12/26	USD	3,599,387	COP	15,371,900,000	(45,118)
EUR: Euro
Bank of America	10/10/25	USD	28,554,846	EUR	25,919,600	(2,177,342)
Morgan Stanley	10/10/25	USD	3,673,016	EUR	3,165,000	(79,641)
Standard Chartered	10/10/25	USD	28,719,407	EUR	26,050,710	(2,168,234)
Barclays	1/8/26	USD	31,354,783	EUR	29,659,589	(4,003,921)
HSBC	1/8/26	USD	2,210,354	EUR	2,068,203	(255,255)
HSBC	1/8/26	USD	31,612,099	EUR	29,876,312	(4,004,972)
HSBC	1/8/26	USD	8,105,683	EUR	7,029,234	(274,225)
GBP: British Pound
HSBC	7/11/25	USD	43,371,564	GBP	33,908,812	(3,175,223)
Morgan Stanley	10/24/25	USD	17,063,386	GBP	12,808,060	(529,474)
KRW: South Korean Won
Bank of America	11/20/25	USD	12,295,380	KRW	16,900,000,000	(301,346)
HSBC	11/20/25	KRW	10,920,803,554	USD	7,768,391	371,631
JPMorgan	11/20/25	USD	12,294,933	KRW	16,900,000,000	(301,793)
State Street	11/20/25	KRW	22,879,196,446	USD	16,289,923	763,507
MXN: Mexican Peso
Bank of America	4/24/26	USD	9,899,706	MXN	202,958,820	(559,476)
Bank of America	6/26/26	USD	6,442,741	MXN	127,476,075	(78,330)
PAGE 5 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
NOK: Norwegian Krone
Goldman Sachs	7/31/25	USD	10,079,807	NOK	113,771,792	$(1,209,628)
Goldman Sachs	9/19/25	USD	10,327,167	NOK	110,237,345	(614,997)
Bank of America	12/12/25	USD	12,462,223	NOK	125,500,812	782
NZD: New Zealand Dollar
HSBC	8/28/25	USD	4,004,990	NZD	6,622,218	(39,225)
Morgan Stanley	8/28/25	USD	29,068,916	NZD	46,638,989	586,299
Morgan Stanley	8/28/25	USD	2,534,164	NZD	4,067,000	50,431
Citibank	12/18/25	USD	8,228,433	NZD	14,184,947	(463,037)
JPMorgan	12/18/25	USD	8,368,762	NZD	14,694,929	(635,186)
Morgan Stanley	3/13/26	USD	9,783,826	NZD	17,017,718	(664,262)
Morgan Stanley	3/13/26	USD	8,615,868	NZD	14,986,464	(585,125)
PEN: Peruvian Sol
Citibank	3/5/26	USD	8,622,844	PEN	31,745,000	(273,944)
Citibank	3/5/26	USD	8,313,132	PEN	30,520,000	(240,340)
Citibank	3/5/26	USD	12,961,098	PEN	47,610,000	(381,982)
Citibank	3/5/26	USD	3,747,331	PEN	13,864,000	(138,165)
Citibank	5/15/26	USD	13,509,246	PEN	50,200,358	(527,545)
Citibank	5/15/26	USD	13,604,477	PEN	50,608,655	(546,480)
ZAR: South African Rand
Bank of America	10/10/25	ZAR	160,273,076	USD	8,800,217	187,256
Standard Chartered	10/10/25	USD	12,066,577	ZAR	238,773,795	(1,322,902)
Standard Chartered	10/10/25	USD	12,080,739	ZAR	239,279,391	(1,337,092)
Standard Chartered	1/15/26	USD	5,790,149	ZAR	113,165,568	(508,406)
Bank of America	4/24/26	USD	2,481,754	ZAR	47,632,312	(147,323)
Unrealized gain on currency forward contracts						1,959,906
Unrealized loss on currency forward contracts						(30,196,860)
Net unrealized loss on currency forward contracts						$(28,236,954)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2025
Assets:
Investments in securities, at value (cost $3,637,546,286)	$3,690,649,931
Unrealized appreciation on currency forward contracts	1,959,906
Cash pledged as collateral for currency forward contracts	25,320,000
Cash	100
Deposits with broker for futures contracts	8,202,493
Receivable for variation margin for futures contracts	1,235,233
Receivable for Fund shares sold	5,793,673
Dividends and interest receivable	48,984,782
Expense reimbursement receivable	146,306
Prepaid expenses and other assets	21,770
3,782,314,194
Liabilities:
Unrealized depreciation on currency forward contracts	30,196,860
Payable for investments purchased	54,396,345
Payable for Fund shares redeemed	3,415,525
Management fees payable	1,319,062
Accrued expenses	303,580
89,631,372
Net Assets	$3,692,682,822
Net Assets Consist of:
Paid in capital	$3,740,082,351
Accumulated loss	(47,399,529)
$3,692,682,822
Class I
Total net assets	$3,388,046,944
Shares outstanding	304,150,797
Net asset value per share	$11.14
Class X
Total net assets	$304,635,878
Shares outstanding	27,351,614
Net asset value per share	$11.14
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2025
Investment Income:
Dividends	$232,968
Interest (net of foreign taxes of $242,188)	89,318,206
89,551,174
Expenses:
Investment advisory fees	5,835,718
Administrative services fees
Class I	1,530,212
Class X	68,568
Custody and fund accounting fees	190,608
Professional services	164,546
Shareholder reports	60,253
Registration fees	117,497
Trustees fees	251,878
Miscellaneous	28,299
Total expenses	8,247,579
Expenses reimbursed by investment manager	(854,717)
Net expenses	7,392,862
Net Investment Income	82,158,312
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $13,424)	(4,659,481)
Futures contracts	(1,338,170)
Currency forward contracts	8,381,958
Foreign currency transactions	242,402
Net change in unrealized appreciation/depreciation
Investments in securities	201,004,622
Futures contracts	13,674,088
Currency forward contracts	(47,461,357)
Foreign currency translation	2,346,243
Net realized and unrealized gain	172,190,305
Net Change in Net Assets From Operations	$254,348,617
PAGE 7 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$82,158,312	$139,548,243
Net realized gain (loss)	2,626,709	(41,183,646)
Net change in unrealized appreciation/depreciation	169,563,596	(88,792,301)
	254,348,617	9,572,296
Distributions to Shareholders:
Class I	(53,864,141)	(129,368,658)
Class X	(4,912,005)	(11,233,959)
Total distributions	(58,776,146)	(140,602,617)
Fund Share Transactions:
Class I
Proceeds from sales of shares	643,009,223	1,189,019,165
Reinvestment of distributions	49,127,974	118,114,575
Cost of shares redeemed	(418,999,208)	(669,368,892)
Class X
Proceeds from sales of shares	70,101,617	174,113,779
Reinvestment of distributions	4,912,005	11,233,959
Cost of shares redeemed	(47,202,570)	(72,250,253)
Net change from Fund share transactions	300,949,041	750,862,333
Total change in net assets	496,521,512	619,832,012
Net Assets:
Beginning of period	3,196,161,310	2,576,329,298
End of period	$3,692,682,822	$3,196,161,310
Share Information:
Class I
Shares sold	59,163,971	108,768,809
Distributions reinvested	4,486,952	10,953,250
Shares redeemed	(38,795,389)	(61,557,680)
Net change in shares outstanding	24,855,534	58,164,379
Class X
Shares sold	6,450,978	16,024,782
Distributions reinvested	448,905	1,041,485
Shares redeemed	(4,367,052)	(6,655,666)
Net change in shares outstanding	2,532,831	10,410,601
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 8

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Bond Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2014, and seeks a high rate of total return consistent with long-term preservation of capital. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions  Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, gain/loss on paydowns, and inflation adjustments to the principal amount of inflation-indexed securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, region, or country. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
PAGE 9 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign receipts and are accrued at the time the associated interest income is recorded.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: holding/disposing of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on interest, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The
MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Bond Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Dodge & Cox Global Bond Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,193,986,377
Government-Related	—	282,178,306
Securitized	—	998,473,199
Corporate	—	1,129,951,086
Short-Term Investments
Repurchase Agreements	—	52,669,534
Money Market Fund	33,391,429	—
Total Securities	$33,391,429	$3,657,258,502
Other Investments
Futures Contracts
Appreciation	$8,524,345	$—
Currency Forward Contracts
Appreciation	—	1,959,906
Depreciation	—	(30,196,860)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used short currency forward contracts to hedge direct and/or indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$1,959,906	$1,959,906
Futures contracts(a)	8,524,345	—	8,524,345
	$8,524,345	$1,959,906	$10,484,251
Liabilities
Unrealized depreciation on currency forward contracts	$—	$30,196,860	$30,196,860
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(1,338,170)	$—	(1,338,170)
Currency forward contracts	—	8,381,958	8,381,958
	$(1,338,170)	$8,381,958	$7,043,788
Net change in unrealized appreciation/depreciation
Futures contracts	$13,674,088	$—	13,674,088
Currency forward contracts	—	(47,461,357)	(47,461,357)
	$13,674,088	$(47,461,357)	$(33,787,269)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	10-13%
Currency forward contracts	USD total value	9-14%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting
PAGE 11 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$188,038	$(3,263,817)	$2,670,000	$(405,779)
Barclays	—	(4,580,659)	4,490,000	(90,659)
Citibank	—	(2,571,493)	2,150,000	(421,493)
Goldman Sachs	—	(2,340,652)	2,310,000	(30,652)
HSBC	371,631	(7,748,900)	7,130,000	(247,269)
JPMorgan	—	(936,979)	860,000	(76,979)
Morgan Stanley	636,730	(2,963,942)	920,000	(1,407,212)
Standard Chartered	—	(5,336,634)	4,790,000	(546,634)
State Street	763,507	(453,784)	—	309,723
	$1,959,906	$(30,196,860)	$25,320,000	$(2,916,954)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reim burse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class I shares at 0.45%, and the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of Class I shares. These agreements cannot be terminated prior to April 30, 2026 other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2025, Dodge & Cox reimbursed expenses of $746,528 and $108,189 to Class I and Class X, respectively.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, straddles, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$53,864,141	$129,368,658
Long-term capital gain	$—	$—
Class X
Ordinary income	$4,912,005	$11,233,959
Long-term capital gain	$—	$—
Dodge & Cox Global Bond Fund ■ PAGE 12

Notes to Consolidated Financial Statements (unaudited)
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(82,796,514)
Deferred loss[2]	(4,328,722)
Net unrealized depreciation	(155,846,764)
Total distributable earnings	$(242,972,000)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2024 and December 31, 2024. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2025.
At June 30, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$3,627,411,611
Unrealized appreciation	95,137,299
Unrealized depreciation	(51,611,588)
Net unrealized appreciation	43,525,711
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an inter fund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2025, the Fund’s commitment fee amounted to $7,101 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2025, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $334,690,255 and $216,174,248, respectively. For the six months ended June 30, 2025, purchases and sales of U.S. government securities aggregated $447,971,060 and $266,873,818, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox Global Bond Fund

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of period	$10.51	$10.94	$10.08	$11.54	$12.09	$11.10
Income from investment operations:
Net investment income	0.17	0.44	0.55	0.40	0.28	0.29
Net realized and unrealized gain (loss)	0.64	(0.37)	0.67	(1.35)	(0.38)	1.02
Total from investment operations	0.81	0.07	1.22	(0.95)	(0.10)	1.31
Distributions to shareholders from:
Net investment income	(0.18)	(0.50)	(0.36)	(0.51)	(0.29)	(0.27)
Net realized gain	—	—	—	—	(0.16)	(0.05)
Total distributions	(0.18)	(0.50)	(0.36)	(0.51)	(0.45)	(0.32)
Net asset value, end of period	$11.14	$10.51	$10.94	$10.08	$11.54	$12.09
Total return	7.78%	0.57%	12.31%	(8.19)%	(0.85)%	11.87%
Ratios/supplemental data:
Net assets, end of period (millions)	$3,388	$2,935	$2,419	$1,509	$1,991	$981
Ratio of expenses to average net assets	0.45%(a)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, before reimbursement by investment manager	0.50%(a)	0.51%	0.52%	0.55%	0.60%	0.69%
Ratio of net investment income to average net assets	4.92%(a)	4.70%	4.86%	3.97%	2.82%	3.23%
Portfolio turnover rate	15%	38%	52%	92%	136%	112%
Portfolio turnover rate excluding TBA rolls(b)	15%	38%	41%	40%	40%	90%
Class X(c)
Net asset value, beginning of period	$10.51	$10.94	$10.07	$10.52
Income from investment operations:
Net investment income	0.18	0.46	0.59	0.26
Net realized and unrealized gain (loss)	0.64	(0.38)	0.65	(0.24)
Total from investment operations	0.82	0.08	1.24	0.02
Distributions to shareholders from:
Net investment income	(0.19)	(0.51)	(0.37)	(0.47)
Net realized gain	—	—	—	—
Total distributions	(0.19)	(0.51)	(0.37)	(0.47)
Net asset value, end of period	$11.14	$10.51	$10.94	$10.07
Total return	7.82%	0.65%	12.48%	0.21%
Ratios/supplemental data:
Net assets, end of period (millions)	$305	$261	$158	$51
Ratio of expenses to average net assets	0.37%(a)	0.37%	0.37%	0.37%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.45%(a)	0.46%	0.47%	0.47%(a)
Ratio of net investment income to average net assets	5.00%(a)	4.78%	4.95%	4.75%(a)
Portfolio turnover rate	15%	38%	52%	92%
Portfolio turnover rate excluding TBA rolls(b)	15%	38%	41%	40%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Bond Fund ■ PAGE 14

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 11, 2025, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2025 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 11, 2025, to discuss whether the Investment Advisory Agreement should be continued.  At its June 11 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable.  In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement.  This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement.  Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”).  The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years.  The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund.  In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 15 ■ Dodge & Cox Global Bond Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services.  The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products.  Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm.  Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors.  In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar.  As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost.  In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale.  The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders.  Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies.  The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox Global Bond Fund ■ PAGE 16

Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 17 ■ Dodge & Cox Global Bond Fund

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The trustees fees information is included in Item 7(a) of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The statement is included in Item 7(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not required in a semi-annual report on Form N-CSR.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

Date: August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

By:  /s/ Shelly Chu

Shelly Chu

Treasurer - Principal Financial Officer

Date: August 28, 2025